UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07332 and 811-08162

Name of Fund: BlackRock Funds III

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

BlackRock LifePath® Index 2065 Fund

Master Investment Portfolio

LifePath® Index Retirement Master Portfolio

LifePath® Index 2025 Master Portfolio

LifePath® Index 2030 Master Portfolio

LifePath® Index 2035 Master Portfolio

LifePath® Index 2040 Master Portfolio

LifePath® Index 2045 Master Portfolio

LifePath® Index 2050 Master Portfolio

LifePath® Index 2055 Master Portfolio

LifePath® Index 2060 Master Portfolio

LifePath® Index 2065 Master Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III and Master Investment             Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2019

Date of reporting period: 12/31/2019

Item 1 –	Report to Stockholders

DECEMBER 31, 2019

2019 Annual Report

BlackRock Funds III

•	BlackRock LifePath® Index Retirement Fund
•	BlackRock LifePath® Index 2025 Fund
•	BlackRock LifePath® Index 2030 Fund
•	BlackRock LifePath® Index 2035 Fund
•	BlackRock LifePath® Index 2040 Fund
•	BlackRock LifePath® Index 2045 Fund
•	BlackRock LifePath® Index 2050 Fund
•	BlackRock LifePath® Index 2055 Fund
•	BlackRock LifePath® Index 2060 Fund
•	BlackRock LifePath® Index 2065 Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

U.S. equities and bonds finished the last year of the decade with impressive returns, putting an exclamation point on a decade of strong performance despite the fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. In many ways, it was fitting that the themes of 2019 — geopolitical uncertainty, fears of recession, and decisive monetary stimulus — put the capstone on a decade that was defined by grappling with these competing forces.

Equity and bond markets posted solid returns, particularly in the second half of the year, as investors began to realize that the U.S. economy was maintaining the modest yet steady growth that has characterized this economic cycle. U.S. large cap equities advanced the most, while equities at the high end of the risk spectrum — emerging markets and U.S. small cap — lagged while still posting solid returns.

Fixed-income securities played an important role in diversified portfolios by delivering strong returns amid economic uncertainty, as interest rates declined (and bond prices rose). Long-term bonds, particularly long-term Treasuries, generally posted the strongest returns, as inflation remained low. Investment-grade and high-yield corporate bonds also posted solid returns, as the credit fundamentals in corporate markets remained relatively solid.

As equity performance faltered in late 2018 and global economic growth slowed, the U.S. Federal Reserve (the “Fed”) shifted away from policies designed to decrease inflation in favor of renewed efforts to stimulate economic activity. The Fed left interest rates unchanged in January 2019, then reduced interest rates three times thereafter, starting in July 2019. Similarly, the Fed took measures to support liquidity in short-term lending markets. Following in the Fed’s footsteps, the European Central Bank announced aggressive economic stimulus measures, including lower interest rates and the return of its bond purchasing program. The Bank of Japan signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world despite the headwind of rising geopolitical and trade tensions. Hopes continued to remain high as the current economic expansion became the longest in U.S. history.

Looking ahead, we believe U.S. economic growth will stabilize and gradually improve in 2020. The primary drivers of recent market performance — trade and monetary policies — could take a back seat to a nascent expansion in manufacturing and a recent uptick in global growth. The headwinds of policy uncertainty in 2019 could become tailwinds in 2020 due to pro-cyclical policy shifts.

Overall, we favor increasing investment risk to benefit from the brighter outlook. In addition to having a positive view for equities overall, we favor emerging market equities over developed market equities. Increasing cyclical exposure through value-style investing and maintaining a meaningful emphasis on high-quality companies through quality factors also makes sense for diversified investors. In fixed income, government bonds continue to be important portfolio stabilizers, while emerging market bonds, particularly local currency bonds, offer relatively attractive income opportunities.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	10.92%	31.49%
U.S. small cap equities (Russell 2000® Index)	7.30	25.52
International equities (MSCI Europe, Australasia, Far East Index)	7.01	22.01
Emerging market equities (MSCI Emerging Markets Index)	7.09	18.42
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.03	2.28
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	1.36	8.91
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.45	8.72
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.21	7.26
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.98	14.32
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of December 31, 2019	BlackRock LifePath® Index Funds

Portfolio Management Commentary

How did each Fund perform?

Each of the BlackRock LifePath® Index Funds with target dates of 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065 and BlackRock LifePath® Index Retirement Fund (together, the “LifePath® Index Funds”) invest in their respective LifePath® Index Master Portfolio.

For the 12-month period ended December 31, 2019, all the LifePath® Index Funds’ shares across the vintages Retirement, 2030, 2035, 2045, 2050, 2055 and 2060 underperformed their respective custom benchmarks. For the LifePath® Index Funds with target dates 2025 and 2040, the Funds’ Class K Shares performed in line with their respective custom benchmarks, while the Funds’ Institutional, Investor A and Investor P Shares underperformed. For the LifePath® Index 2065 Fund for the period from October 30, 2019 through December 31, 2019, all the Fund’s share classes performed in line with its respective custom benchmark.

What factors influenced performance?

Positive mistracking in the underlying iShares Developed Real Estate Index Fund contributed to relative performance for the LifePath® Index Funds, particularly in the farther-dated funds with larger allocations to equities.

Negative mistrackings in the underlying Large Cap Index Master Portfolio and iShares Core MSCI Total International Stock ETF were the main detractors from the LifePath® Index Funds’ performance relative to their custom benchmarks. There was also some negative impact attributed to unit value rounding, misweightings and transaction costs.

Describe recent portfolio activity.

Each LifePath® Index Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath® Index Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon. During the period, the LifePath® Index Funds were rebalanced in accordance with their updated strategic allocations. Daily cash flows were allocated to the underlying funds and instruments as appropriate.

Describe portfolio positioning at period end.

At period end, each of the LifePath® Index Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath Index Fund will change over time according to a predetermined “glide path” as each LifePath® Index Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath® Index Fund’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Index® Fund, which may be a primary source of income after retirement. As each LifePath® Index Fund approaches its target date, its asset allocation will shift so that each LifePath® Index Fund invests a greater percentage of its assets in fixed-income index funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath® Index Fund, and determine whether any changes are required to enable each LifePath® Index Fund to achieve its investment objective. Because the BlackRock LifePath® Index Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain its risk profile.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity index funds and fixed-income index funds in each LifePath® Index Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath® Index Fund, reallocations of each LifePath® Index Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a LifePath® Index Fund or achieve its investment objective.

4	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2019	BlackRock LifePath® Index Retirement Fund

Investment Objective

BlackRock LifePath® Index Retirement Fund’s (“LifePath Index Retirement Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes.

At a meeting held on May 15, 2019, the Board of Trustees of BlackRock Funds III, on behalf of LifePath Index Fund, approved a reorganization (“the Reorganization”) of BlackRock LifePath® Index 2020 Fund (the “Target Fund”), with and into the LifePath Index Fund. Shareholders of the Target Fund or LifePath Index Fund were not required to approve the Reorganization. The Reorganization closed on November 18, 2019.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
05/31/11 to 12/31/11	37.1%	6.0%	N/A	17.5%	35.7%	3.7%
01/01/12 to 12/31/12	39.0	6.3	1.6%	16.6	32.9	3.6
01/01/13 to 12/31/13	40.9	6.6	3.1	16.0	29.7	3.7
01/01/14 to 12/31/14	42.1	6.8	3.0	16.0	28.4	3.7
01/01/15 to 12/31/15	40.4	6.7	3.3	16.9	29.3	3.4
01/01/16 to 12/31/16	51.2	8.8	0.6	13.3	22.3	3.8
01/01/17 to 12/31/17	51.2	8.8	0.5	13.3	21.8	4.4
01/01/18 to 12/31/18	51.2	8.8	0.5	13.7	21.8	4.0
01/01/19 to 12/31/19	52.0	8.0	2.2	12.3	22.1	3.4

(a)	The LifePath Index Fund commenced operations on May 31, 2011.

See “About Fund Performance” on page 24 for descriptions of the indexes.

FUND SUMMARY	5

Fund Summary as of December 31, 2019 (continued)	BlackRock LifePath® Index Retirement Fund

Performance Summary for the Period Ended December 31, 2019

		Average Annual Total Returns (a)
		1 Year		5 Years		Since Inception (b)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	5.01%	15.84%	N/A	5.46%	N/A	5.71%	N/A
Investor A	4.91	15.60	N/A	5.19	N/A	5.45	N/A
Class K	5.04	15.90	N/A	5.49	N/A	5.75	N/A
Investor P	4.83	15.52	9.45%	5.20	4.07%	5.45	4.79%
LifePath Index Retirement Fund Custom Benchmark	5.08	16.05	N/A	5.61	N/A	5.88	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	2.45	8.72	N/A	3.05	N/A	3.25	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	2.15	8.43	N/A	2.62	N/A	2.61	N/A
FTSE EPRA Nareit Developed Index	6.46	21.91	N/A	5.56	N/A	6.54	N/A
MSCI ACWI ex USA IMI Index	7.33	21.63	N/A	5.71	N/A	4.01	N/A
Russell 1000® Index	10.59	31.43	N/A	11.48	N/A	12.90	N/A
Russell 2000® Index	7.30	25.52	N/A	8.23	N/A	9.72	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 24 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2019	BlackRock LifePath® Index 2025 Fund

Investment Objective

BlackRock LifePath® Index 2025 Fund’s (“LifePath Index 2025 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2025 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
05/31/11 to 12/31/11	30.0%	4.7%	N/A	20.5%	41.2%	3.6%
01/01/12 to 12/31/12	31.9	8.0	2.4%	19.3	38.1	3.3
01/01/13 to 12/31/13	33.7	5.3	4.8	18.3	34.6	3.3
01/01/14 to 12/31/14	34.5	5.4	4.9	18.5	33.4	3.3
01/01/15 to 12/31/15	30.9	5.0	5.9	20.1	35.1	3.0
01/01/16 to 12/31/16	32.4	5.3	5.8	19.8	33.8	2.9
01/01/17 to 12/31/17	35.0	5.7	5.3	19.3	31.7	3.1
01/01/18 to 12/31/18	36.5	5.9	4.5	19.3	30.7	3.1
01/01/19 to 12/31/19	38.1	7.1	2.5	19.5	29.7	3.1

(a)	The LifePath Index Fund commenced operations on May 31, 2011.

See “About Fund Performance” on page 24 for descriptions of the indexes.

FUND SUMMARY	7

Fund Summary as of December 31, 2019 (continued)	BlackRock LifePath® Index 2025 Fund

Performance Summary for the Period Ended December 31, 2019

		Average Annual Total Returns (a)
		1 Year		5 Years		Since Inception (b)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	6.00%	18.84%	N/A	6.59%	N/A	6.87%	N/A
Investor A	5.87	18.59	N/A	6.32	N/A	6.61	N/A
Class K	6.10	18.98	N/A	6.64	N/A	6.92	N/A
Investor P	5.91	18.60	12.37%	6.33	5.19%	6.61	5.95%
LifePath Index 2025 Fund Custom Benchmark	6.08	19.01	N/A	6.68	N/A	7.01	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	2.45	8.72	N/A	3.05	N/A	3.25	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	2.15	8.43	N/A	2.62	N/A	2.61	N/A
FTSE EPRA Nareit Developed Index	6.46	21.91	N/A	5.56	N/A	6.54	N/A
MSCI ACWI ex USA IMI Index	7.33	21.63	N/A	5.71	N/A	4.01	N/A
Russell 1000® Index	10.59	31.43	N/A	11.48	N/A	12.90	N/A
Russell 2000® Index	7.30	25.52	N/A	8.23	N/A	9.72	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 24 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

8	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2019	BlackRock LifePath® Index 2030 Fund

Investment Objective

BlackRock LifePath® Index 2030 Fund’s (“LifePath Index 2030 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
05/31/11 to 12/31/11	23.8%	3.5%	N/A	23.1%	46.1%	3.5%
01/01/12 to 12/31/12	25.8	3.8	3.1%	21.6	42.6	3.1
01/01/13 to 12/31/13	27.6	4.0	6.2	20.3	38.9	3.0
01/01/14 to 12/31/14	27.7	4.1	6.6	20.9	37.8	2.9
01/01/15 to 12/31/15	21.8	3.4	8.3	23.1	40.8	2.6
01/01/16 to 12/31/16	23.4	3.6	8.3	22.9	39.3	2.5
01/01/17 to 12/31/17	25.9	4.0	8.1	22.5	37.2	2.4
01/01/18 to 12/31/18	27.2	4.2	7.5	22.5	36.2	2.5
01/01/19 to 12/31/19	26.9	6.1	3.1	25.2	36.0	2.7

(a)	The LifePath Index Fund commenced operations on May 31, 2011.

See “About Fund Performance” on page 24 for descriptions of the indexes.

FUND SUMMARY	9

Fund Summary as of December 31, 2019 (continued)	BlackRock LifePath® Index 2030 Fund

Performance Summary for the Period Ended December 31, 2019

		Average Annual Total Returns (a)
		1 Year		5 Years		Since Inception (b)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	6.87%	21.00%	N/A	7.21%	N/A	7.43%	N/A
Investor A	6.73	20.81	N/A	6.97	N/A	7.17	N/A
Class K	6.90	21.08	N/A	7.27	N/A	7.46	N/A
Investor P	6.73	20.72	14.38%	6.96	5.81%	7.17	6.50%
LifePath Index 2030 Fund Custom Benchmark	6.92	21.17	N/A	7.29	N/A	7.55	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	2.45	8.72	N/A	3.05	N/A	3.25	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	2.15	8.43	N/A	2.62	N/A	2.61	N/A
FTSE EPRA Nareit Developed Index	6.46	21.91	N/A	5.56	N/A	6.54	N/A
MSCI ACWI ex USA IMI Index	7.33	21.63	N/A	5.71	N/A	4.01	N/A
Russell 1000® Index	10.59	31.43	N/A	11.48	N/A	12.90	N/A
Russell 2000® Index	7.30	25.52	N/A	8.23	N/A	9.72	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 24 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

10	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2019	BlackRock LifePath® Index 2035 Fund

Investment Objective

BlackRock LifePath® Index 2035 Fund’s (“LifePath Index 2035 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
05/31/11 to 12/31/11	18.2%	2.4%	N/A	25.4%	50.5%	3.5%
01/01/12 to 12/31/12	20.3	2.6	3.7%	23.7	46.7	3.0
01/01/13 to 12/31/13	22.1	2.9	7.5	22.2	42.7	2.6
01/01/14 to 12/31/14	21.6	2.9	8.1	23.0	41.8	2.6
01/01/15 to 12/31/15	13.2	1.9	10.6	26.0	46.0	2.3
01/01/16 to 12/31/16	14.7	2.2	10.7	25.7	44.6	2.1
01/01/17 to 12/31/17	17.1	2.5	10.8	25.5	42.4	1.7
01/01/18 to 12/31/18	18.4	2.7	10.3	25.5	41.3	1.8
01/01/19 to 12/31/19	17.1	4.6	3.7	30.4	41.8	2.4

(a)	The LifePath Index Fund commenced operations on May 31, 2011.

See “About Fund Performance” on page 24 for descriptions of the indexes.

FUND SUMMARY	11

Fund Summary as of December 31, 2019 (continued)	BlackRock LifePath® Index 2035 Fund

Performance Summary for the Period Ended December 31, 2019

		Average Annual Total Returns (a)
		1 Year		5 Years		Since Inception (b)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	7.68%	23.08%	N/A	7.85%	N/A	7.92%	N/A
Investor A	7.49	22.77	N/A	7.57	N/A	7.64	N/A
Class K	7.65	23.08	N/A	7.87	N/A	7.95	N/A
Investor P	7.53	22.79	16.34%	7.58	6.44%	7.66	6.99%
LifePath Index 2035 Fund Custom Benchmark	7.69	23.20	N/A	7.86	N/A	8.04	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	2.45	8.72	N/A	3.05	N/A	3.25	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	2.15	8.43	N/A	2.62	N/A	2.61	N/A
FTSE EPRA Nareit Developed Index	6.46	21.91	N/A	5.56	N/A	6.54	N/A
MSCI ACWI ex USA IMI Index	7.33	21.63	N/A	5.71	N/A	4.01	N/A
Russell 1000® Index	10.59	31.43	N/A	11.48	N/A	12.90	N/A
Russell 2000® Index	7.30	25.52	N/A	8.23	N/A	9.72	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 24 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

12	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2019	BlackRock LifePath® Index 2040 Fund

Investment Objective

BlackRock LifePath® Index 2040 Fund’s (“LifePath Index 2040 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
05/31/11 to 12/31/11	13.1%	1.3%	N/A	27.6%	54.6%	3.4%
01/01/12 to 12/31/12	15.3	1.6	4.2%	25.6	50.5	2.8
01/01/13 to 12/31/13	17.1	1.7	8.7	23.9	46.2	2.4
01/01/14 to 12/31/14	16.3	1.6	9.5	24.9	45.3	2.4
01/01/15 to 12/31/15	5.6	0.7	12.9	28.6	50.1	2.1
01/01/16 to 12/31/16	6.9	0.9	12.9	28.5	48.9	1.9
01/01/17 to 12/31/17	9.2	1.2	13.2	28.2	47.1	1.1
01/01/18 to 12/31/18	10.3	1.4	12.8	28.3	46.0	1.3
01/01/19 to 12/31/19	8.4	3.0	4.2	35.2	47.0	2.2

(a)	The LifePath Index Fund commenced operations on May 31, 2011.

See “About Fund Performance” on page 24 for descriptions of the indexes.

FUND SUMMARY	13

Fund Summary as of December 31, 2019 (continued)	BlackRock LifePath® Index 2040 Fund

Performance Summary for the Period Ended December 31, 2019

		Average Annual Total Returns (a)
		1 Year		5 Years		Since Inception (b)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	8.34%	24.95%	N/A	8.35%	N/A	8.37%	N/A
Investor A	8.15	24.62	N/A	8.08	N/A	8.09	N/A
Class K	8.37	25.01	N/A	8.42	N/A	8.41	N/A
Investor P	8.23	24.63	18.08%	8.08	6.92%	8.10	7.43%
LifePath Index 2040 Fund Custom Benchmark	8.40	25.05	N/A	8.36	N/A	8.47	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	2.45	8.72	N/A	3.05	N/A	3.25	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	2.15	8.43	N/A	2.62	N/A	2.61	N/A
FTSE EPRA Nareit Developed Index	6.46	21.91	N/A	5.56	N/A	6.54	N/A
MSCI ACWI ex USA IMI Index	7.33	21.63	N/A	5.71	N/A	4.01	N/A
Russell 1000® Index	10.59	31.43	N/A	11.48	N/A	12.90	N/A
Russell 2000® Index	7.30	25.52	N/A	8.23	N/A	9.72	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 24 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

14	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2019	BlackRock LifePath® Index 2045 Fund

Investment Objective

BlackRock LifePath® Index 2045 Fund’s (“LifePath Index 2045 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
05/31/11 to 12/31/11	8.7%	N/A	N/A	29.6%	58.3%	3.4%
01/01/12 to 12/31/12	11.2	N/A	4.8%	27.4	54.0	2.6
01/01/13 to 12/31/13	13.2	N/A	9.8	25.4	49.5	2.1
01/01/14 to 12/31/14	12.6	N/A	10.7	26.4	48.1	2.2
01/01/15 to 12/31/15	1.8	0.2%	14.2	30.0	51.7	2.1
01/01/16 to 12/31/16	2.3	0.2	14.6	30.2	50.8	1.9
01/01/17 to 12/31/17	3.4	0.3	15.3	30.5	49.5	0.9
01/01/18 to 12/31/18	4.0	0.4	15.0	30.7	48.9	1.1
01/01/19 to 12/31/19	3.0	1.4	4.6	38.5	50.5	2.0

(a)	The LifePath Index Fund commenced operations on May 31, 2011.

See “About Fund Performance” on page 24 for descriptions of the indexes.

FUND SUMMARY	15

Fund Summary as of December 31, 2019 (continued)	BlackRock LifePath® Index 2045 Fund

Performance Summary for the Period Ended December 31, 2019

		Average Annual Total Returns (a)
		1 Year		5 Years		Since Inception (b)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	8.77%	26.14%	N/A	8.69%	N/A	8.66%	N/A
Investor A	8.66	25.91	N/A	8.43	N/A	8.40	N/A
Class K	8.79	26.25	N/A	8.75	N/A	8.72	N/A
Investor P	8.62	25.91	19.30%	8.42	7.25%	8.39	7.72%
LifePath Index 2045 Fund Custom Benchmark	8.86	26.37	N/A	8.66	N/A	8.79	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	2.45	8.72	N/A	3.05	N/A	3.25	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	2.15	8.43	N/A	2.62	N/A	2.61	N/A
FTSE EPRA Nareit Developed Index	6.46	21.91	N/A	5.56	N/A	6.54	N/A
MSCI ACWI ex USA IMI Index	7.33	21.63	N/A	5.71	N/A	4.01	N/A
Russell 1000® Index	10.59	31.43	N/A	11.48	N/A	12.90	N/A
Russell 2000® Index	7.30	25.52	N/A	8.23	N/A	9.72	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 24 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

16	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2019	BlackRock LifePath® Index 2050 Fund

Investment Objective

BlackRock LifePath® Index 2050 Fund’s (“LifePath Index 2050 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. TIPS Index (Series L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
05/31/11 to 12/31/11	3.3%	N/A	N/A	31.6%	61.7%	3.4%
01/01/12 to 12/31/12	5.8	N/A	5.3%	29.2	57.1	2.6
01/01/13 to 12/31/13	7.9	N/A	10.8	26.9	52.5	1.9
01/01/14 to 12/31/14	8.3	N/A	11.7	27.7	50.4	1.9
01/01/15 to 12/31/15	1.0	N/A	14.5	30.3	52.1	2.1
01/01/16 to 12/31/16	1.0	N/A	15.0	30.9	51.2	1.9
01/01/17 to 12/31/17	1.0	N/A	16.2	31.5	50.4	0.9
01/01/18 to 12/31/18	1.2	N/A	16.0	31.7	50.2	1.0
01/01/19 to 12/31/19	1.0	0.4%	4.8	39.9	52.0	1.9

(a)	The LifePath Index Fund commenced operations on May 31, 2011.

See “About Fund Performance” on page 24 for descriptions of the indexes.

FUND SUMMARY	17

Fund Summary as of December 31, 2019 (continued)	BlackRock LifePath® Index 2050 Fund

Performance Summary for the Period Ended December 31, 2019

		Average Annual Total Returns (a)
		1 Year		5 Years		Since Inception (b)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	8.94%	26.71%	N/A	8.80%	N/A	8.86%	N/A
Investor A	8.83	26.40	N/A	8.53	N/A	8.58	N/A
Class K	8.97	26.77	N/A	8.85	N/A	8.90	N/A
Investor P	8.83	26.40	19.77%	8.53	7.37%	8.59	7.91%
LifePath Index 2050 Fund Custom Benchmark	9.05	26.92	N/A	8.77	N/A	8.97	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	2.45	8.72	N/A	3.05	N/A	3.25	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	2.15	8.43	N/A	2.62	N/A	2.61	N/A
FTSE EPRA Nareit Developed Index	6.46	21.91	N/A	5.56	N/A	6.54	N/A
MSCI ACWI ex USA IMI Index	7.33	21.63	N/A	5.71	N/A	4.01	N/A
Russell 1000® Index	10.59	31.43	N/A	11.48	N/A	12.90	N/A
Russell 2000® Index	7.30	25.52	N/A	8.23	N/A	9.72	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 24 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

18	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2019	BlackRock LifePath® Index 2055 Fund

Investment Objective

BlackRock LifePath® Index 2055 Fund’s (“LifePath Index 2055 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. TIPS Index (Series L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
05/31/11 to 12/31/11	1.0%	N/A	N/A	33.2%	59.8%	6.0%
01/01/12 to 12/31/12	1.1	N/A	5.9%	31.4	57.4	4.2
01/01/13 to 12/31/13	2.7	N/A	12.2	28.4	54.8	1.9
01/01/14 to 12/31/14	4.2	N/A	12.8	29.0	52.1	1.9
01/01/15 to 12/31/15	1.0	N/A	14.5	30.3	52.1	2.1
01/01/16 to 12/31/16	1.0	N/A	15.0	30.9	51.2	1.9
01/01/17 to 12/31/17	1.0	N/A	16.2	31.5	50.4	0.9
01/01/18 to 12/31/18	1.0	N/A	16.1	31.8	50.1	1.0
01/01/19 to 12/31/19	0.9	0.1%	4.8	40.2	52.0	2.0

(a)	The LifePath Index Fund commenced operations on May 31, 2011.

See “About Fund Performance” on page 24 for descriptions of the indexes.

FUND SUMMARY	19

Fund Summary as of December 31, 2019 (continued)	BlackRock LifePath® Index 2055 Fund

Performance Summary for the Period Ended December 31, 2019

		Average Annual Total Returns (a)
		1 Year		5 Years		Since Inception (b)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	8.93%	26.75%	N/A	8.82%	N/A	8.99%	N/A
Investor A	8.83	26.46	N/A	8.56	N/A	8.72	N/A
Class K	9.03	26.89	N/A	8.89	N/A	9.05	N/A
Investor P	8.85	26.54	19.90%	8.55	7.39%	8.72	8.05%
LifePath Index 2055 Fund Custom Benchmark	9.08	26.99	N/A	8.77	N/A	9.07	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	2.45	8.72	N/A	3.05	N/A	3.25	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	2.15	8.43	N/A	2.62	N/A	2.61	N/A
FTSE EPRA Nareit Developed Index	6.46	21.91	N/A	5.56	N/A	6.54	N/A
MSCI ACWI ex USA IMI Index	7.33	21.63	N/A	5.71	N/A	4.01	N/A
Russell 1000® Index	10.59	31.43	N/A	11.48	N/A	12.90	N/A
Russell 2000® Index	7.30	25.52	N/A	8.23	N/A	9.72	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 24 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

20	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2019	BlackRock LifePath® Index 2060 Fund

Investment Objective

BlackRock LifePath® Index 2060 Fund’s (“LifePath Index 2060 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. TIPS Index (Series L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
02/29/16 to 12/31/16	1.0%	N/A	15.0%	30.9%	51.2%	1.9%
01/01/17 to 12/31/17	1.0	N/A	16.2	31.5	50.4	0.9
01/01/18 to 12/31/18	1.0	N/A	16.1	31.8	50.1	1.0
01/01/19 to 12/31/19	0.9	0.1%	4.8	40.2	52.0	2.0

(a)	The LifePath Index Fund commenced operations on February 29, 2016.

See “About Fund Performance” on page 24 for descriptions of the indexes.

FUND SUMMARY	21

Fund Summary as of December 31, 2019 (continued)	BlackRock LifePath® Index 2060 Fund

Performance Summary for the Period Ended December 31, 2019

		Average Annual Total Returns (a)
		1 Year		Since Inception (b)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	8.92%	26.78%	N/A	13.71%	N/A
Investor A	8.81	26.46	N/A	13.43	N/A
Class K	9.01	26.92	N/A	13.78	N/A
Investor P	8.90	26.51	19.87%	13.47	11.90%
LifePath Index 2060 Fund Custom Benchmark	9.08	26.99	N/A	13.69	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	2.45	8.72	N/A	3.28	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	2.15	8.43	N/A	3.12	N/A
FTSE EPRA Nareit Developed Index	6.46	21.91	N/A	8.64	N/A
MSCI ACWI ex USA IMI Index	7.33	21.63	N/A	11.15	N/A
Russell 1000® Index	10.59	31.43	N/A	16.62	N/A
Russell 2000® Index	7.30	25.52	N/A	14.88	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 24 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The LifePath Index Fund commenced operations on February 29, 2016.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

22	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2019	BlackRock LifePath® Index 2065 Fund

Investment Objective

BlackRock LifePath® Index 2065 Fund’s (“LifePath Index 2065 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. TIPS Index (Series L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
10/30/19 to 12/31/19	1.0%	0.0%	4.8%	40.2%	52.0%	2.0%

(a)	The LifePath Index Fund commenced operations on October 30, 2019.

See “About Fund Performance” on page 24 for descriptions of the indexes.

Performance Summary for the Period Ended December 31, 2019

	Total Returns (a)(b)
	Since Inception (c)
	w/o sales charge	w/sales charge
Institutional	5.71%	N/A
Investor A	5.67	N/A
Class K	5.72	N/A
Investor P	5.67	0.16%
LifePath Index 2065 Fund Custom Benchmark	5.69	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	0.41	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	1.08	N/A
FTSE EPRA Nareit Developed Index	(0.52)	N/A
MSCI ACWI ex USA IMI Index	5.56	N/A
Russell 1000® Index	6.42	N/A
Russell 2000® Index	6.42	N/A

(a)

Assuming maximum sales charges, if any. Aggregate total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 24 for a detailed description of share classes, including any related sales charges and fees.

(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2065 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

(c)	The LifePath Index Fund commenced operations on October 30, 2019.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	23

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Investor P Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are only available to investors purchasing shares through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the LifePath Index Funds’ distributor to offer such shares. Except with respect to LifePath Index 2065 Fund, Investor P Shares performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath Index Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of each LifePath Index Fund’s expenses. Without such waiver and/or reimbursement, each LifePath Index Fund’s performance would have been lower. With respect to each Fund’s contractual waivers, the Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Index Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath Index Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Index Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Index Fund’s changing asset allocations over time. As of December 31, 2019, the following indexes are used to calculate the LifePath Index Funds’ custom benchmarks: Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Treasury Inflation Protected Securities (“TIPS”) Index (Series L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index.

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity. The Bloomberg Barclays U.S. TIPS Index (Series L) is a market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury. The FTSE EPRA Nareit Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000® Index represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is an unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that Index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Disclosure of Expenses

Shareholders of each LifePath Index Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on July 1, 2019 and held through December 31, 2019, except with respect to LifePath® Index 2065 Fund’s Shares which are based on a hypothetical investment of $1,000 on October 30, 2019 (commencement of operations) and held through December 31, 2019) are intended to assist shareholders both in calculating expenses based on an investment in each LifePath Index Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Index Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each LifePath Index Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a LifePath Index Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

24	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Expenses  (continued)

Expense Examples

	Actual			Hypothetical (b)
	Beginning Account Value (07/01/19)	Ending Account Value (12/31/19)	Expenses Paid During the Period (a)	Beginning Account Value (07/01/19)	Ending Account Value (12/31/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio

LifePath Index Retirement Fund
Institutional	$1,000.00	$1,050.10	$0.62	$1,000.00	$1,024.60	$0.61	0.12%
Investor A	1,000.00	1,049.10	1.91	1,000.00	1,023.34	1.89	0.37
Class K	1,000.00	1,050.40	0.36	1,000.00	1,024.85	0.36	0.07
Investor P	1,000.00	1,048.30	1.91	1,000.00	1,023.34	1.89	0.37

LifePath Index 2025 Fund
Institutional	$1,000.00	$1,060.00	$0.57	$1,000.00	$1,024.65	$0.56	0.11%
Investor A	1,000.00	1,058.70	1.87	1,000.00	1,023.39	1.84	0.36
Class K	1,000.00	1,061.00	0.31	1,000.00	1,024.90	0.31	0.06
Investor P	1,000.00	1,059.10	1.87	1,000.00	1,023.39	1.84	0.36

LifePath Index 2030 Fund
Institutional	$1,000.00	$1,068.70	$0.57	$1,000.00	$1,024.65	$0.56	0.11%
Investor A	1,000.00	1,067.30	1.88	1,000.00	1,023.39	1.84	0.36
Class K	1,000.00	1,069.00	0.31	1,000.00	1,024.90	0.31	0.06
Investor P	1,000.00	1,067.30	1.88	1,000.00	1,023.39	1.84	0.36

LifePath Index 2035 Fund
Institutional	$1,000.00	$1,076.80	$0.52	$1,000.00	$1,024.70	0.51%	0.10%
Investor A	1,000.00	1,074.90	1.83	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	1,076.50	0.26	1,000.00	1,024.95	0.26	0.05
Investor P	1,000.00	1,075.30	1.83	1,000.00	1,023.44	1.79	0.35

LifePath Index 2040 Fund
Institutional	$1,000.00	$1,083.40	$0.53	$1,000.00	$1,024.70	$0.51	0.10%
Investor A	1,000.00	1,081.50	1.84	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	1,083.70	0.26	1,000.00	1,024.95	0.26	0.05
Investor P	1,000.00	1,082.30	1.84	1,000.00	1,023.44	1.79	0.35

LifePath Index 2045 Fund
Institutional	$1,000.00	$1,087.70	$0.53	$1,000.00	$1,024.70	$0.51	0.10%
Investor A	1,000.00	1,086.60	1.84	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	1,087.90	0.26	1,000.00	1,024.95	0.26	0.05
Investor P	1,000.00	1,086.20	1.84	1,000.00	1,023.44	1.79	0.35

LifePath Index 2050 Fund
Institutional	$1,000.00	$1,089.40	$0.53	$1,000.00	$1,024.70	$0.51	0.10%
Investor A	1,000.00	1,088.30	1.84	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	1,089.70	0.26	1,000.00	1,024.95	0.26	0.05
Investor P	1,000.00	1,088.30	1.84	1,000.00	1,023.44	1.79	0.35

LifePath Index 2055 Fund
Institutional	$1,000.00	$1,089.30	$0.47	$1,000.00	$1,024.75	$0.46	0.09%
Investor A	1,000.00	1,088.30	1.79	1,000.00	1,023.49	1.73	0.34
Class K	1,000.00	1,090.30	0.21	1,000.00	1,025.00	0.20	0.04
Investor P	1,000.00	1,088.50	1.79	1,000.00	1,023.49	1.73	0.34

LifePath Index 2060 Fund
Institutional	$1,000.00	$1,089.20	$0.47	$1,000.00	$1,024.75	$0.46	0.09%
Investor A	1,000.00	1,088.10	1.79	1,000.00	1,023.49	1.73	0.34
Class K	1,000.00	1,090.10	0.21	1,000.00	1,025.00	0.20	0.04
Investor P	1,000.00	1,089.00	1.79	1,000.00	1,023.49	1.73	0.34

LifePath Index 2065 Fund
Institutional	$1,000.00	$1,057.10	$0.19	$1,000.00	$1,008.31	$0.19	0.11%
Investor A	1,000.00	1,056.70	0.65	1,000.00	1,007.86	0.63	0.37
Class K	1,000.00	1,057.20	0.10	1,000.00	1,008.39	0.10	0.06
Investor P	1,000.00	1,056.70	0.65	1,000.00	1,007.86	0.63	0.37

(a)

For each class of a LifePath Index Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown), except LifePath Index 2065 Fund which is multiplied by 62/365 (to reflect the period since inception date of 10/30/19). Because a LifePath Index Fund invests all of its assets in its respective LifePath Index Master Portfolio, the expense examples reflect the net expenses of both the LifePath Index Fund and the LifePath Index Master Portfolio in which it invests.

(b)	Hypothetical 5% return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 24 for further information on how expenses were calculated.

DISCLOSURE OF EXPENSES	25

Statements of Assets and Liabilities

December 31, 2019

	BlackRock LifePath Index Retirement Fund	BlackRock LifePath Index 2025 Fund	BlackRock LifePath Index 2030 Fund	BlackRock LifePath Index 2035 Fund	BlackRock LifePath Index 2040 Fund

ASSETS
Investments at value — from the applicable LifePath Index Master Portfolio	$7,852,103,092	$4,518,686,114	$7,805,759,353	$4,081,777,293	$6,170,028,653
Receivables:
Capital shares sold	16,823,740	17,039,269	16,027,590	11,188,017	10,488,498
From the Administrator/Manager	91,662	84,748	155,858	81,211	135,663
Prepaid expenses	74,793	32,170	34,677	28,332	34,009

Total assets	7,869,093,287	4,535,842,301	7,821,977,478	4,093,074,853	6,180,686,823

LIABILITIES
Payables:
Capital gains distributions	307,777	913,141	1,686,226	1,472,517	1,418,191
Capital shares redeemed	16,262,392	4,532,374	9,015,518	5,990,635	9,786,184
Contributions to the LifePath Index Master Portfolio	561,348	12,506,895	7,012,072	5,197,382	702,314
Income dividend distributions	1,936,572	2,409,020	2,640,144	2,465,590	2,286,817
Officer’s fees	1,840	1,181	2,224	1,061	1,738
Other accrued expenses	2,044	6,599	6,597	6,602	6,615
Printing fees	—	29,630	55,256	26,455	43,249
Professional fees	37,657	20,304	20,295	20,304	20,299
Registration fees	—	63,221	54,692	61,748	50,243
Reorganization costs	77,793	—	—	—	—
Service fees	604,475	38,842	491,921	34,692	362,991
Transfer agent fees	302,706	52,987	349,541	52,449	285,941

Total liabilities	20,094,604	20,574,194	21,334,486	15,329,435	14,964,582

NET ASSETS	$7,848,998,683	$4,515,268,107	$7,800,642,992	$4,077,745,418	$6,165,722,241

NET ASSETS CONSIST OF
Paid-in capital	$6,974,050,271	$3,966,136,473	$6,780,309,960	$3,482,576,733	$5,249,451,675
Accumulated earnings	874,948,412	549,131,634	1,020,333,032	595,168,685	916,270,566

NET ASSETS	$7,848,998,683	$4,515,268,107	$7,800,642,992	$4,077,745,418	$6,165,722,241

NET ASSET VALUE

Institutional
Net assets	$532,913,184	$189,201,969	$561,901,676	$148,826,500	$577,302,974

Shares outstanding(a)	40,830,270	13,286,177	38,160,852	9,709,868	36,579,708

Net asset value	$13.05	$14.24	$14.72	$15.33	$15.78

Investor A
Net assets	$306,254,027	$157,606,289	$343,033,136	$158,772,661	$240,111,614

Shares outstanding(a)	23,493,229	11,081,319	23,302,937	10,385,590	15,243,836

Net asset value	$13.04	$14.22	$14.72	$15.29	$15.75

Class K
Net assets	$4,462,411,580	$4,134,269,707	$4,892,278,020	$3,758,092,316	$3,849,265,188

Shares outstanding(a)	342,082,525	290,211,614	332,547,887	245,404,157	243,927,808

Net asset value	$13.04	$14.25	$14.71	$15.31	$15.78

Investor P
Net assets	$2,547,419,892	$34,190,142	$2,003,430,160	$12,053,941	$1,499,042,465

Shares outstanding(a)	195,586,764	2,408,101	136,208,361	789,568	95,244,020

Net asset value	$13.02	$14.20	$14.71	$15.27	$15.74

(a)	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (continued)

December 31, 2019

	BlackRock LifePath Index 2045 Fund	BlackRock LifePath Index 2050 Fund	BlackRock LifePath Index 2055 Fund	BlackRock LifePath Index 2060 Fund	BlackRock LifePath Index 2065 Fund

ASSETS
Investments at value — from the applicable LifePath Index Master Portfolio	$2,963,571,244	$3,113,539,308	$1,502,651,373	$410,881,465	$2,080,719
Receivables:
Capital shares sold	6,633,756	7,646,573	4,405,101	1,708,774	14,154
Withdrawals from the LifePath Index Master Portfolio	—	—	338,950	—	—
From the Administrator/Manager	63,781	—	44,921	21,911	37,908
Deferred offering costs	—	—	—	—	149,219
Prepaid expenses	26,160	—	22,091	47,112	—

Total assets	2,970,294,941	3,121,185,881	1,507,462,436	412,659,262	2,282,000

LIABILITIES
Payables:
Capital gains distributions	934,390	703,132	230,895	—	—
Capital shares redeemed	5,710,981	5,941,702	4,744,051	714,389	—
Contributions to the LifePath Index Master Portfolio	922,775	1,704,871	—	994,385	14,154
Income dividend distributions	1,729,425	1,310,185	786,846	264,864	9,169
Offering costs	—	—	—	—	120,224
Officer’s fees	730	793	370	—	—
Other accrued expenses	6,600	36,427	48,074	6,884	1,842
Printing fees	18,465	20,123	—	1,773	12,028
Professional fees	20,290	20,314	20,306	20,309	27,345
Registration fees	47,922	—	—	12,379	—
Service fees	25,036	126,892	16,290	2,630	21
Transfer agent fees	42,127	—	27,089	—	—

Total liabilities	9,458,741	9,864,439	5,873,921	2,017,613	184,783

NET ASSETS	$2,960,836,200	$3,111,321,442	$1,501,588,515	$410,641,649	$2,097,217

NET ASSETS CONSIST OF
Paid-in capital	$2,506,905,405	$2,640,154,054	$1,288,982,948	$369,194,586	$2,027,577
Accumulated earnings	453,930,795	471,167,388	212,605,567	41,447,063	69,640

NET ASSETS	$2,960,836,200	$3,111,321,442	$1,501,588,515	$410,641,649	$2,097,217

NET ASSET VALUE

Institutional
Net assets	$116,727,186	$111,104,789	$76,250,298	$11,131,785	$52,411

Shares outstanding(a)	7,181,130	6,712,219	4,503,375	738,928	5,000

Net asset value	$16.25	$16.55	$16.93	$15.06	$10.48

Investor A
Net assets	$120,718,368	$138,396,616	$78,918,727	$11,357,536	$52,768

Shares outstanding(a)	7,442,913	8,381,746	4,672,033	755,519	5,034

Net asset value	$16.22	$16.51	$16.89	$15.03	$10.48

Class K
Net assets	$2,720,014,199	$2,388,474,967	$1,344,553,786	$386,112,896	$1,939,627

Shares outstanding(a)	167,198,523	144,298,501	79,394,145	25,625,450	185,036

Net asset value	$16.27	$16.55	$16.94	$15.07	$10.48

Investor P
Net assets	$3,376,447	$473,345,070	$1,865,704	$2,039,432	$52,411

Shares outstanding(a)	208,419	28,690,111	110,525	135,734	5,000

Net asset value	$16.20	$16.50	$16.88	$15.03	$10.48

(a)	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations

Year Ended December 31, 2019

	BlackRock LifePath Index Retirement Fund	BlackRock LifePath Index 2025 Fund	BlackRock LifePath Index 2030 Fund	BlackRock LifePath Index 2035 Fund	BlackRock LifePath Index 2040 Fund

INVESTMENT INCOME
Net investment income allocated from the applicable LifePath Index Master Portfolio:
Dividends — affiliated	$47,523,488	$60,875,407	$130,280,766	$75,453,167	$131,752,799
Income — affiliated	49,640,477	42,584,021	55,849,614	18,310,416	15,924,410
Securities lending income — affiliated — net	25,713	51,640	74,451	73,622	70,718
Expenses	(2,719,333)	(3,056,115)	(5,299,358)	(2,569,850)	(3,915,851)
Fees waived	538,308	668,937	1,128,250	796,270	1,339,251

Total investment income	95,008,653	101,123,890	182,033,723	92,063,625	145,171,327

FUND EXPENSES
Service — class specific	3,114,660	402,749	5,610,650	356,283	4,049,161
Transfer agent — class specific	972,460	252,405	2,012,031	253,625	1,698,955
Administration	955,286	1,126,970	2,027,252	1,003,758	1,586,610
Registration	129,114	138,064	266,652	123,890	236,658
Professional	56,994	49,984	54,472	46,309	49,492
Printing	45,814	50,120	102,591	49,241	89,865
Reorganization cost	20,750	—	—	—	—
Organization and offering	20,211	20,211	20,211	20,211	20,211
Accounting services	5,088	5,088	5,088	5,088	5,088
Officer	1,209	1,633	3,231	1,457	2,511
Miscellaneous	13,311	13,679	14,610	13,054	13,538

Total expenses	5,334,897	2,060,903	10,116,788	1,872,916	7,752,089
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(1,245,630)	(1,404,250)	(2,492,600)	(1,261,865)	(2,002,823)
Transfer agent fees waived and/or reimbursed — class specific	(249,927)	(108,714)	(664,468)	(126,272)	(634,328)

Total expenses after fees waived and/or reimbursed	3,839,340	547,939	6,959,720	484,779	5,114,938

Net investment income	91,169,313	100,575,951	175,074,003	91,578,846	140,056,389

REALIZED AND UNREALIZED GAIN ALLOCATED FROM THE APPLICABLE LIFEPATH INDEX MASTER PORTFOLIO
Net realized gain from investments	13,951,325	20,258,035	44,140,504	24,407,154	42,088,478
Net change in unrealized appreciation (depreciation) on investments	352,596,303	510,145,924	1,043,117,751	558,734,138	967,219,018

Total realized and unrealized gain	366,547,628	530,403,959	1,087,258,255	583,141,292	1,009,307,496

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$457,716,941	$630,979,910	$1,262,332,258	$674,720,138	$1,149,363,885

See notes to financial statements.

28	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (continued)

Year Ended December 31, 2019

	BlackRock LifePath Index 2045 Fund	BlackRock LifePath Index 2050 Fund	BlackRock LifePath Index 2055 Fund	BlackRock LifePath Index 2060 Fund	BlackRock LifePath Index 2065 Fund (a)

INVESTMENT INCOME
Net investment income allocated from the applicable LifePath Index Master Portfolio:
Dividends — affiliated	$64,221,639	$70,352,691	$32,722,866	$7,943,022	$18,692
Income — affiliated	3,070,663	1,597,837	701,107	165,014	166
Securities lending income — affiliated — net	8,972	15,943	8,964	—	—
Expenses	(1,751,198)	(1,861,812)	(882,966)	(267,942)	(17,733)
Fees waived	623,513	663,253	451,146	167,670	17,579

Total investment income	66,173,589	70,767,912	33,001,117	8,007,764	18,704

FUND EXPENSES
Administration	708,561	759,645	347,107	80,517	80
Service — class specific	238,235	1,373,484	155,185	21,897	44
Transfer agent — class specific	221,668	623,342	217,650	85,069	64
Registration	109,584	130,593	87,205	69,731	—
Professional	42,700	41,875	38,523	41,706	27,345
Printing	36,467	50,328	27,670	8,367	12,028
Organization and offering	20,211	20,211	20,211	20,211	55,621
Accounting services	5,088	5,088	5,088	5,088	868
Officer	1,001	1,118	495	101	—
Miscellaneous	11,468	11,296	10,779	10,460	1,674

Total expenses	1,394,983	3,016,980	909,913	343,147	97,724
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(934,908)	(1,020,093)	(537,020)	(236,256)	(97,613)
Transfer agent fees waived and/or reimbursed — class specific	(130,006)	(305,875)	(150,464)	(77,706)	(50)

Total expenses after fees waived and/or reimbursed	330,069	1,691,012	222,429	29,185	61

Net investment income	65,843,520	69,076,900	32,778,688	7,978,579	18,643

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE APPLICABLE LIFEPATH INDEX MASTER PORTFOLIO

Net realized gain (loss) from investments	19,696,430	22,244,047	5,381,048	455,441	(3,914)
Net change in unrealized appreciation (depreciation) on investments	448,039,345	491,517,970	225,544,668	52,117,026	73,112

Net realized and unrealized gain	467,735,775	513,762,017	230,925,716	52,572,467	69,198

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$533,579,295	$582,838,917	$263,704,404	$60,551,046	$87,841

(a)	Commenced operations on October 30, 2019.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets

	BlackRock LifePath Index Retirement Fund		BlackRock LifePath Index 2025 Fund
	Year Ended December 31,		Year Ended December 31,
	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$91,169,313	$36,315,765	$100,575,951	$70,965,279
Net realized gain (loss)	13,951,325	(5,296,150)	20,258,035	(5,159,414)
Net change in unrealized appreciation (depreciation)	352,596,303	(99,347,538)	510,145,924	(218,830,890)

Net increase (decrease) in net assets resulting from operations	457,716,941	(68,327,923)	630,979,910	(153,025,025)

DISTRIBUTIONS(a)
Institutional	(6,591,739)	(1,863,610)	(4,309,186)	(2,690,202)
Investor A	(3,622,782)	(1,701,611)	(4,248,493)	(3,022,227)
Class K	(57,978,286)	(28,326,410)	(114,171,579)	(70,018,318)
Investor P	(32,521,554)	(6,176,947)	(661,107)	(18,628)

Decrease in net assets resulting from distributions to shareholders	(100,714,361)	(38,068,578)	(123,390,365)	(75,749,375)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	5,191,689,998	1,171,859,011	1,003,685,105	732,145,328

NET ASSETS
Total increase in net assets	5,548,692,578	1,065,462,510	1,511,274,650	503,370,928
Beginning of year	2,300,306,105	1,234,843,595	3,003,993,457	2,500,622,529

End of year	$7,848,998,683	$2,300,306,105	$4,515,268,107	$3,003,993,457

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath Index 2030 Fund		BlackRock LifePath Index 2035 Fund
	Year Ended December 31,		Year Ended December 31,
	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$175,074,003	$99,970,826	$91,578,846	$62,544,819
Net realized gain (loss)	44,140,504	(8,831,035)	24,407,154	(3,348,596)
Net change in unrealized appreciation (depreciation)	1,043,117,751	(402,679,866)	558,734,138	(238,976,379)

Net increase (decrease) in net assets resulting from operations	1,262,332,258	(311,540,075)	674,720,138	(179,780,156)

DISTRIBUTIONS(a)
Institutional	(16,070,249)	(4,756,501)	(4,231,753)	(2,215,283)
Investor A	(10,110,562)	(5,489,756)	(4,706,896)	(2,509,087)
Class K	(147,751,384)	(74,020,681)	(115,482,080)	(54,921,017)
Investor P	(59,340,951)	(12,415,867)	(270,832)	(5,192)

Decrease in net assets resulting from distributions to shareholders	(233,273,146)	(96,682,805)	(124,691,561)	(59,650,579)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,041,772,501	3,007,159,930	935,493,593	714,943,481

NET ASSETS
Total increase in net assets	2,070,831,613	2,598,937,050	1,485,522,170	475,512,746
Beginning of year	5,729,811,379	3,130,874,329	2,592,223,248	2,116,710,502

End of year	$7,800,642,992	$5,729,811,379	$4,077,745,418	$2,592,223,248

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath Index 2040 Fund		BlackRock LifePath Index 2045 Fund
	Year Ended December 31,		Year Ended December 31,
	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$140,056,389	$79,336,308	$65,843,520	$43,722,634
Net realized gain (loss)	42,088,478	(17,782,484)	19,696,430	(4,471,220)
Net change in unrealized appreciation (depreciation)	967,219,018	(373,948,239)	448,039,345	(188,690,572)

Net increase (decrease) in net assets resulting from operations	1,149,363,885	(312,394,415)	533,579,295	(149,439,158)

DISTRIBUTIONS(a)
Institutional	(18,461,540)	(4,857,706)	(3,408,416)	(1,664,434)
Investor A	(7,249,676)	(3,596,340)	(3,471,521)	(1,476,281)
Class K	(121,455,537)	(56,256,528)	(83,920,186)	(37,519,200)
Investor P	(46,395,443)	(9,370,925)	(82,419)	(2,779)

Decrease in net assets resulting from distributions to shareholders	(193,562,196)	(74,081,499)	(90,882,542)	(40,662,694)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	824,786,114	2,437,404,493	736,577,068	585,732,158

NET ASSETS
Total increase in net assets	1,780,587,803	2,050,928,579	1,179,273,821	395,630,306
Beginning of year	4,385,134,438	2,334,205,859	1,781,562,379	1,385,932,073

End of year	$6,165,722,241	$4,385,134,438	$2,960,836,200	$1,781,562,379

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath Index 2050 Fund		BlackRock LifePath Index 2055 Fund
	Year Ended December 31,		Year Ended December 31,
	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$69,076,900	$41,798,280	$32,778,688	$19,339,136
Net realized gain (loss)	22,244,047	(9,596,714)	5,381,048	(5,510,087)
Net change in unrealized appreciation (depreciation)	491,517,970	(196,328,322)	225,544,668	(84,811,123)

Net increase (decrease) in net assets resulting from operations	582,838,917	(164,126,756)	263,704,404	(70,982,074)

DISTRIBUTIONS(a)
Institutional	(3,246,036)	(1,584,622)	(2,263,835)	(1,303,230)
Investor A	(3,979,316)	(1,684,498)	(1,993,606)	(825,974)
Class K	(72,989,299)	(31,641,931)	(36,123,446)	(15,248,291)
Investor P	(14,301,744)	(3,032,970)	(38,961)	(2,309)

Decrease in net assets resulting from distributions to shareholders	(94,516,395)	(37,944,021)	(40,419,848)	(17,379,804)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	657,315,796	915,730,764	458,558,455	330,037,613

NET ASSETS
Total increase in net assets	1,145,638,318	713,659,987	681,843,011	241,675,735
Beginning of year	1,965,683,124	1,252,023,137	819,745,504	578,069,769

End of year	$3,111,321,442	$1,965,683,124	$1,501,588,515	$819,745,504

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath Index 2060 Fund		BlackRock LifePath Index 2065 Fund
	Year Ended December 31,		Period from 10/30/19 (a) to 12/31/19
	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,978,579	$3,224,790	$18,643
Net realized gain (loss)	455,441	(4,528,884)	(3,914)
Net change in unrealized appreciation (depreciation)	52,117,026	(12,235,947)	73,112

Net increase (decrease) in net assets resulting from operations	60,551,046	(13,540,041)	87,841

DISTRIBUTIONS(b)
Institutional	(198,331)	(54,600)	(440)
Investor A	(221,351)	(64,121)	(457)
Class K	(8,001,965)	(2,729,840)	(16,869)
Investor P	(33,958)	(2,587)	(435)

Decrease in net assets resulting from distributions to shareholders	(8,455,605)	(2,851,148)	(18,201)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	201,024,175	99,363,718	2,027,577

NET ASSETS
Total increase in net assets	253,119,616	82,972,529	2,097,217
Beginning of period	157,522,033	74,549,504	—

End of period	$410,641,649	$157,522,033	$2,097,217

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath Index Retirement Fund

	Institutional

	Year Ended December 31,
	2019		2018		2017	2016	2015

Net asset value, beginning of year	$11.55		$12.26		$11.33	$10.97	$11.33

Net investment income(a)	0.37		0.30		0.25	0.23	0.21
Net realized and unrealized gain (loss)	1.44		(0.73)		0.96	0.41	(0.25)

Net increase (decrease) from investment operations	1.81		(0.43)		1.21	0.64	(0.04)

Distributions(b)
From net investment income	(0.30)		(0.27)		(0.25)	(0.22)	(0.21)
From net realized gain	(0.01)		(0.01)		(0.03)	(0.06)	(0.11)

Total distributions	(0.31)		(0.28)		(0.28)	(0.28)	(0.32)

Net asset value, end of year	$13.05		$11.55		$12.26	$11.33	$10.97

Total Return(c)
Based on net asset value	15.84%		(3.55)%		10.69%	5.86%	(0.36)%

Ratios to Average Net Assets(d)(e)
Total expenses	0.17	%(f)	0.18	%(g)	0.17%	0.19%	0.21%

Total expenses after fees waived and/or reimbursed	0.12	%(f)	0.12	%(g)	0.13%	0.13%	0.14%

Net investment income	2.92%		2.51%		2.10%	2.02%	1.79%

Supplemental Data
Net assets, end of year (000)	$532,913		$145,418		$72,929	$71,606	$68,492

Portfolio turnover rate of the LifePath Index Master Portfolio(h)	13%		25%		10%	13%	25%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(e)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.02%	0.01%	0.02%	0.02%	0.02%
Investments in underlying funds	0.03%	0.03%	0.03%	0.03%	0.03%

(f)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.17% and 0.12%, respectively.
(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.17% and 0.12%, respectively.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index Retirement Fund (continued)

	Investor A

	Year Ended December 31,
	2019		2018		2017	2016	2015

Net asset value, beginning of year	$11.54		$12.25		$11.32	$10.97	$11.33

Net investment income(a)	0.34		0.27		0.22	0.20	0.17
Net realized and unrealized gain (loss)	1.45		(0.73)		0.96	0.40	(0.24)

Net increase (decrease) from investment operations	1.79		(0.46)		1.18	0.60	(0.07)

Distributions(b)
From net investment income	(0.28)		(0.24)		(0.22)	(0.19)	(0.18)
From net realized gain	(0.01)		(0.01)		(0.03)	(0.06)	(0.11)

Total distributions	(0.29)		(0.25)		(0.25)	(0.25)	(0.29)

Net asset value, end of year	$13.04		$11.54		$12.25	$11.32	$10.97

Total Return(c)
Based on net asset value	15.60%		(3.80)%		10.43%	5.51%	(0.61)%

Ratios to Average Net Assets(d)(e)
Total expenses	0.47	%(f)	0.44	%(g)	0.42%	0.44%	0.46%

Total expenses after fees waived and/or reimbursed	0.37	%(f)	0.38	%(g)	0.38%	0.38%	0.39%

Net investment income	2.67%		2.24%		1.84%	1.75%	1.54%

Supplemental Data
Net assets, end of year (000)	$306,254		$82,454		$89,720	$72,286	$61,886

Portfolio turnover rate of the LifePath Index Master Portfolio(h)	13%		25%		10%	13%	25%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(e)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.02%	0.01%	0.02%	0.02%	0.02%
Investments in underlying funds	0.03%	0.03%	0.03%	0.03%	0.03%

(f)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.47% and 0.37%, respectively.
(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed have been 0.43% and 0.38%, respectively.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

36	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index Retirement Fund (continued)

	Class K

	Year Ended December 31,
	2019		2018		2017	2016	2015

Net asset value, beginning of year	$11.54		$12.25		$11.32	$10.97	$11.33

Net investment income(a)	0.38		0.31		0.26	0.23	0.20
Net realized and unrealized gain (loss)	1.44		(0.73)		0.95	0.40	(0.23)

Net increase (decrease) from investment operations	1.82		(0.42)		1.21	0.63	(0.03)

Distributions(b)
From net investment income	(0.31)		(0.28)		(0.25)	(0.22)	(0.22)
From net realized gain	(0.01)		(0.01)		(0.03)	(0.06)	(0.11)

Total distributions	(0.32)		(0.29)		(0.28)	(0.28)	(0.33)

Net asset value, end of year	$13.04		$11.54		$12.25	$11.32	$10.97

Total Return(c)
Based on net asset value	15.90%		(3.51)%		10.75%	5.82%	(0.31)%

Ratios to Average Net Assets(d)(e)
Total expenses	0.11	%(f)	0.13	%(g)	0.12%	0.14%	0.15%

Total expenses after fees waived and/or reimbursed	0.07	%(f)	0.08	%(g)	0.08%	0.08%	0.09%

Net investment income	2.96%		2.54%		2.13%	2.05%	1.84%

Supplemental Data
Net assets, end of year (000)	$4,462,412		$1,160,344		$1,072,195	$666,364	$369,359

Portfolio turnover rate of the LifePath Index Master Portfolio(h)	13%		25%		10%	13%	25%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(e)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.02%	0.01%	0.02%	0.02%	0.02%
Investments in underlying funds	0.03%	0.03%	0.03%	0.03%	0.03%

(f)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.11% and 0.07%, respectively.
(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.12% and 0.08%, respectively.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index Retirement Fund (continued)

	Investor P
	Year Ended December 31, 2019		Period from 08/06/18 (a) to 12/31/18

Net asset value, beginning of period	$11.53		$12.23

Net investment income(b)	0.34		0.12
Net realized and unrealized gain (loss)	1.43		(0.67)

Net increase (decrease) from investment operations	1.77		(0.55)

Distributions(c)
From net investment income	(0.27)		(0.14)
From net realized gain	(0.01)		(0.01)

Total distributions	(0.28)		(0.15)

Net asset value, end of period	$13.02		$11.53

Total Return(d)
Based on net asset value	15.52%		(4.56	)%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.42	%(h)	0.41	%(i)(j)(k)

Total expenses after fees waived and/or reimbursed	0.37	%(h)	0.36	%(i)(j)(k)

Net investment income	2.67%		2.47	%(i)

Supplemental Data
Net assets, end of period (000)	$2,547,420		$912,090

Portfolio turnover rate of the LifePath Index Master Portfolio(l)	13%		25%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31, 2019,	Period from 08/06/18 (a) to 12/31/18
Allocated fees waived	0.02%	0.01%
Investments in underlying funds	0.03%	0.03%

(g)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(h)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.41% and 0.37%, respectively.
(i)	Annualized.
(j)

Reorganization, offering, and board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.42% and 0.37%, respectively.

(k)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.39% and 0.36%, respectively.

(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

38	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2025 Fund

	Institutional

	Year Ended December 31,
	2019	2018	2017	2016		2015

Net asset value, beginning of year	$12.35	$13.31	$11.90	$11.39		$11.74

Net investment income(a)	0.37	0.32	0.29	0.25		0.24
Net realized and unrealized gain (loss)	1.94	(0.95)	1.41	0.53		(0.29)

Net increase (decrease) from investment operations	2.31	(0.63)	1.70	0.78		(0.05)

Distributions(b)
From net investment income	(0.36)	(0.30)	(0.28)	(0.24)		(0.23)
From net realized gain	(0.06)	(0.03)	(0.01)	(0.03)		(0.07)
From return of capital	—	—	—	(0.00	)(c)	(0.00	)(c)

Total distributions	(0.42)	(0.33)	(0.29)	(0.27)		(0.30)

Net asset value, end of year	$14.24	$12.35	$13.31	$11.90		$11.39

Total Return(d)
Based on net asset value	18.84%	(4.83)%	14.38%	6.82%		(0.42)%

Ratios to Average Net Assets(e)(f)
Total expenses	0.16%	0.16%	0.17%	0.18%		0.20%

Total expenses after fees waived and/or reimbursed	0.11%	0.12%	0.13%	0.13%		0.14%

Net investment income	2.69%	2.41%	2.26%	2.16%		2.00%

Supplemental Data
Net assets, end of year (000)	$189,202	$104,908	$102,921	$76,593		$73,993

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	11%	11%	8%	16%		12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.02%	0.01%	0.01%	0.01%	0.01%
Investments in underlying funds	0.04%	0.04%	0.04%	0.06%	0.05%

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2025 Fund (continued)

	Investor A

	Year Ended December 31,
	2019	2018	2017	2016		2015

Net asset value, beginning of year	$12.33	$13.29	$11.89	$11.38		$11.73

Net investment income(a)	0.32	0.28	0.25	0.22		0.20
Net realized and unrealized gain (loss)	1.96	(0.94)	1.40	0.53		(0.28)

Net increase (decrease) from investment operations	2.28	(0.66)	1.65	0.75		(0.08)

Distributions(b)
From net investment income	(0.33)	(0.27)	(0.24)	(0.21)		(0.20)
From net realized gain	(0.06)	(0.03)	(0.01)	(0.03)		(0.07)
From return of capital	—	—	—	(0.00	)(c)	(0.00	)(c)

Total distributions	(0.39)	(0.30)	(0.25)	(0.24)		(0.27)

Net asset value, end of year	$14.22	$12.33	$13.29	$11.89		$11.38

Total Return(d)
Based on net asset value	18.59%	(5.08)%	14.03%	6.57%		(0.67)%

Ratios to Average Net Assets(e)(f)
Total expenses	0.42%	0.41%	0.41%	0.43%		0.45%

Total expenses after fees waived and/or reimbursed	0.36%	0.37%	0.38%	0.38%		0.39%

Net investment income	2.37%	2.10%	1.98%	1.90%		1.75%

Supplemental Data
Net assets, end of year (000)	$157,606	$119,566	$157,207	$133,514		$104,993

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	11%	11%	8%	16%		12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.02%	0.01%	0.01%	0.01%	0.01%
Investments in underlying funds	0.04%	0.04%	0.04%	0.06%	0.05%

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

40	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2025 Fund (continued)

	Class K

	Year Ended December 31,
	2019	2018	2017	2016		2015

Net asset value, beginning of year	$12.35	$13.31	$11.90	$11.39		$11.75

Net investment income(a)	0.36	0.33	0.30	0.26		0.24
Net realized and unrealized gain (loss)	1.97	(0.95)	1.40	0.52		(0.29)

Net increase (decrease) from investment operations	2.33	(0.62)	1.70	0.78		(0.05)

Distributions(b)
From net investment income	(0.37)	(0.31)	(0.28)	(0.24)		(0.24)
From net realized gain	(0.06)	(0.03)	(0.01)	(0.03)		(0.07)
From return of capital	—	—	—	(0.00	)(c)	(0.00	)(c)

Total distributions	(0.43)	(0.34)	(0.29)	(0.27)		(0.31)

Net asset value, end of year	$14.25	$12.35	$13.31	$11.90		$11.39

Total Return(d)
Based on net asset value	18.98%	(4.78)%	14.43%	6.87%		(0.45)%

Ratios to Average Net Assets(e)(f)
Total expenses	0.10%	0.11%	0.11%	0.13%		0.14%

Total expenses after fees waived and/or reimbursed	0.06%	0.07%	0.07%	0.08%		0.09%

Net investment income	2.68%	2.47%	2.34%	2.19%		2.06%

Supplemental Data
Net assets, end of year (000)	$4,134,270	$2,777,710	$2,240,495	$1,225,637		$597,527

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	11%	11%	8%	16%		12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.02%	0.01%	0.01%	0.01%	0.01%
Investments in underlying funds	0.04%	0.04%	0.04%	0.06%	0.05%

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2025 Fund (continued)

	Investor P
	Year Ended December 31, 2019	Period from 08/06/18 (a) to 12/31/18

Net asset value, beginning of period	$12.32	$13.38

Net investment income(b)	0.35	0.17
Net realized and unrealized gain (loss)	1.93	(1.04)

Net increase (decrease) from investment operations	2.28	(0.87)

Distributions(c)
From net investment income	(0.34)	(0.16)
From net realized gain	(0.06)	(0.03)

Total distributions	(0.40)	(0.19)

Net asset value, end of period	$14.20	$12.32

Total Return(d)
Based on net asset value	18.60%	(6.57	)%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.41%	0.40	%(h)

Total expenses after fees waived and/or reimbursed	0.36%	0.35	%(h)

Net investment income	2.59%	3.53	%(h)

Supplemental Data
Net assets, end of period (000)	$34,190	$1,810

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	11%	11%

(a)	Commencement of operations.
(b)	Based on average Common Shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31, 2019	Period from 08/06/18 (a) to 12/31/18
Allocated fees waived	0.02%	0.01%
Investments in underlying funds	0.04%	0.04%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

42	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2030 Fund

	Institutional

	Year Ended December 31,
	2019	2018		2017	2016		2015

Net asset value, beginning of year	$12.57	$13.62		$11.99	$11.45		$11.86

Net investment income(a)	0.37	0.38		0.31	0.26		0.25
Net realized and unrealized gain (loss)	2.25	(1.13)		1.63	0.56		(0.31)

Net increase (decrease) from investment operations	2.62	(0.75)		1.94	0.82		(0.06)

Distributions(b)
From net investment income	(0.38)	(0.29)		(0.29)	(0.25)		(0.25)
From net realized gain	(0.09)	(0.01)		(0.02)	(0.03)		(0.10)
From return of capital	—	—		—	(0.00	)(c)	—

Total distributions	(0.47)	(0.30)		(0.31)	(0.28)		(0.35)

Net asset value, end of year	$14.72	$12.57		$13.62	$11.99		$11.45

Total Return(d)
Based on net asset value	21.00%	(5.60)%		16.29%	7.23%		(0.55)%

Ratios to Average Net Assets(e)(f)
Total expenses	0.17%	0.16	%(g)	0.16%	0.19%		0.20%

Total expenses after fees waived and/or reimbursed	0.11%	0.11	%(g)	0.12%	0.13%		0.14%

Net investment income	2.66%	2.82%		2.36%	2.22%		2.08%

Supplemental Data
Net assets, end of year (000)	$561,902	$393,584		$137,120	$99,722		$88,246

Portfolio turnover rate of the LifePath Index Master Portfolio(h)	14%	15%		7%	19%		12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.02%	0.01%	0.02%	0.01%	0.01%
Investments in underlying funds	0.04%	0.04%	0.05%	0.07%	0.06%

(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.15% and 0.11%, respectively.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2030 Fund (continued)

	Investor A

	Year Ended December 31,
	2019	2018		2017	2016		2015

Net asset value, beginning of year	$12.56	$13.62		$11.99	$11.45		$11.85

Net investment income(a)	0.33	0.30		0.27	0.22		0.22
Net realized and unrealized gain (loss)	2.26	(1.09)		1.64	0.57		(0.30)

Net increase (decrease) from investment operations	2.59	(0.79)		1.91	0.79		(0.08)

Distributions(b)
From net investment income	(0.34)	(0.26)		(0.26)	(0.22)		(0.22)
From net realized gain	(0.09)	(0.01)		(0.02)	(0.03)		(0.10)
From return of capital	—	—		—	(0.00	)(c)	—

Total distributions	(0.43)	(0.27)		(0.28)	(0.25)		(0.32)

Net asset value, end of year	$14.72	$12.56		$13.62	$11.99		$11.45

Total Return(d)
Based on net asset value	20.81%	(5.92)%		16.01%	6.98%		(0.80)%

Ratios to Average Net Assets(e)(f)
Total expenses	0.47%	0.41	%(g)	0.41%	0.43%		0.45%

Total expenses after fees waived and/or reimbursed	0.36%	0.36	%(g)	0.37%	0.38%		0.39%

Net investment income	2.36%	2.23%		2.10%	1.90%		1.84%

Supplemental Data
Net assets, end of year (000)	$343,033	$283,011		$284,679	$209,757		$117,745

Portfolio turnover rate of the LifePath Index Master Portfolio(h)	14%	15%		7%	19%		12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.02%	0.01%	0.02%	0.01%	0.01%
Investments in underlying funds	0.04%	0.04%	0.05%	0.07%	0.06%

(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.40% and 0.36%, respectively.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

44	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2030 Fund (continued)

	Class K

	Year Ended December 31,
	2019	2018		2017	2016		2015

Net asset value, beginning of year	$12.56	$13.61		$11.98	$11.44		$11.85

Net investment income(a)	0.38	0.34		0.31	0.27		0.26
Net realized and unrealized gain (loss)	2.25	(1.08)		1.64	0.55		(0.32)

Net increase (decrease) from investment operations	2.63	(0.74)		1.95	0.82		(0.06)

Distributions(b)
From net investment income	(0.39)	(0.30)		(0.30)	(0.25)		(0.25)
From net realized gain	(0.09)	(0.01)		(0.02)	(0.03)		(0.10)
From return of capital	—	—		—	(0.00	)(c)	—

Total distributions	(0.48)	(0.31)		(0.32)	(0.28)		(0.35)

Net asset value, end of year	$14.71	$12.56		$13.61	$11.98		$11.44

Total Return(d)
Based on net asset value	21.08%	(5.56)%		16.36%	7.29%		(0.50)%

Ratios to Average Net Assets(e)(f)
Total expenses	0.10%	0.11	%(g)	0.10%	0.13%		0.14%

Total expenses after fees waived and/or reimbursed	0.06%	0.06	%(g)	0.07%	0.08%		0.09%

Net investment income	2.70%	2.55%		2.40%	2.27%		2.15%

Supplemental Data
Net assets, end of year (000)	$4,892,278	$3,250,556		$2,709,075	$1,601,355		$870,661

Portfolio turnover rate of the LifePath Index Master Portfolio(h)	14%	15%		7%	19%		12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.02%	0.01%	0.02%	0.01%	0.01%
Investments in underlying funds	0.04%	0.04%	0.05%	0.07%	0.06%

(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.10% and 0.06%, respectively.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2030 Fund (continued)

	Investor P
	Year Ended December 31, 2019	Period from 08/06/18 (a) to 12/31/18

Net asset value, beginning of period	$12.56	$13.77

Net investment income(b)	0.33	0.21
Net realized and unrealized gain (loss)	2.25	(1.27)

Net increase (decrease) from investment operations	2.58	(1.06)

Distributions(c)
From net investment income	(0.34)	(0.15)
From net realized gain	(0.09)	(0.00	)(d)

Total distributions	(0.43)	(0.15)

Net asset value, end of period	$14.71	$12.56

Total Return(e)
Based on net asset value	20.72%	(7.73	)%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	0.41%	0.39	%(i)

Total expenses after fees waived and/or reimbursed	0.36%	0.35	%(i)

Net investment income	2.35%	3.95	%(i)

Supplemental Data
Net assets, end of period (000)	$2,003,430	$1,802,660

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	14%	15%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31, 2019,	Period from 08/06/18 (a) to 12/31/18
Allocated fees waived	0.02%	0.01%
Investments in underlying funds	0.04%	0.04%

(i)	Annualized.
(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

46	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2035 Fund

	Institutional

	Year Ended December 31,
	2019	2018		2017	2016		2015

Net asset value, beginning of year	$12.88	$14.08		$12.19	$11.58		$11.98

Net investment income(a)	0.40	0.34		0.33	0.27		0.26
Net realized and unrealized gain (loss)	2.55	(1.23)		1.88	0.61		(0.32)

Net increase (decrease) from investment operations	2.95	(0.89)		2.21	0.88		(0.06)

Distributions(b)
From net investment income	(0.39)	(0.31)		(0.31)	(0.25)		(0.26)
From net realized gain	(0.11)	(0.00	)(c)	(0.01)	(0.02)		(0.08)
From return of capital	—	—		—	(0.00	)(c)	—

Total distributions	(0.50)	(0.31)		(0.32)	(0.27)		(0.34)

Net asset value, end of year	$15.33	$12.88		$14.08	$12.19		$11.58

Total Return(d)
Based on net asset value	23.08%	(6.40)%		18.22%	7.69%		(0.53)%

Ratios to Average Net Assets(e)(f)
Total expenses	0.15%	0.16%		0.16%	0.18%		0.20%

Total expenses after fees waived and/or reimbursed	0.10%	0.11%		0.11%	0.12%		0.13%

Net investment income	2.73%	2.41%		2.47%	2.30%		2.19%

Supplemental Data
Net assets, end of year (000)	$148,827	$94,316		$97,302	$61,939		$57,253

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	13%	10%		6%	22%		10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.02%	0.02%	0.02%	0.02%	0.02%
Investments in underlying funds	0.05%	0.05%	0.05%	0.08%	0.07%

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2035 Fund (continued)

	Investor A

	Year Ended December 31,
	2019	2018		2017	2016		2015

Net asset value, beginning of year	$12.85	$14.04		$12.16	$11.56		$11.96

Net investment income(a)	0.35	0.29		0.29	0.24		0.23
Net realized and unrealized gain (loss)	2.56	(1.21)		1.88	0.60		(0.32)

Net increase (decrease) from investment operations	2.91	(0.92)		2.17	0.84		(0.09)

Distributions(b)
From net investment income	(0.36)	(0.27)		(0.28)	(0.22)		(0.23)
From net realized gain	(0.11)	(0.00	)(c)	(0.01)	(0.02)		(0.08)
From return of capital	—	—		—	(0.00	)(c)	—

Total distributions	(0.47)	(0.27)		(0.29)	(0.24)		(0.31)

Net asset value, end of year	$15.29	$12.85		$14.04	$12.16		$11.56

Total Return(d)
Based on net asset value	22.77%	(6.59)%		17.89%	7.36%		(0.78)%

Ratios to Average Net Assets(e)(f)
Total expenses	0.41%	0.41%		0.41%	0.42%		0.45%

Total expenses after fees waived and/or reimbursed	0.35%	0.36%		0.36%	0.37%		0.38%

Net investment income	2.45%	2.08%		2.17%	2.05%		1.95%

Supplemental Data
Net assets, end of year (000)	$158,773	$103,712		$158,712	$124,021		$94,830

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	13%	10%		6%	22%		10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.02%	0.02%	0.02%	0.02%	0.02%
Investments in underlying funds	0.05%	0.05%	0.05%	0.08%	0.07%

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

48	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2035 Fund (continued)

	Class K

	Year Ended December 31,
	2019	2018		2017	2016		2015

Net asset value, beginning of year	$12.87	$14.07		$12.18	$11.57		$11.98

Net investment income(a)	0.40	0.35		0.34	0.28		0.27
Net realized and unrealized gain (loss)	2.55	(1.23)		1.88	0.61		(0.33)

Net increase (decrease) from investment operations	2.95	(0.88)		2.22	0.89		(0.06)

Distributions(b)
From net investment income	(0.40)	(0.32)		(0.32)	(0.26)		(0.27)
From net realized gain	(0.11)	(0.00	)(c)	(0.01)	(0.02)		(0.08)
From return of capital	—	—		—	(0.00	)(c)	—

Total distributions	(0.51)	(0.32)		(0.33)	(0.28)		(0.35)

Net asset value, end of year	$15.31	$12.87		$14.07	$12.18		$11.57

Total Return(d)
Based on net asset value	23.08%	(6.36)%		18.29%	7.74%		(0.56)%

Ratios to Average Net Assets(e)(f)
Total expenses	0.09%	0.10%		0.10%	0.12%		0.14%

Total expenses after fees waived and/or reimbursed	0.05%	0.06%		0.06%	0.07%		0.08%

Net investment income	2.74%	2.51%		2.52%	2.33%		2.26%

Supplemental Data
Net assets, end of year (000)	$3,758,092	$2,393,634		$1,860,697	$983,867		$457,472

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	13%	10%		6%	22%		10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.02%	0.02%	0.02%	0.02%	0.02%
Investments in underlying funds	0.05%	0.05%	0.05%	0.08%	0.07%

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2035 Fund (continued)

	Investor P
	Year Ended December 31, 2019	Period from 08/06/18 (a) to 12/31/18

Net asset value, beginning of period	$12.84	$14.26

Net investment income(b)	0.42	0.17
Net realized and unrealized gain (loss)	2.49	(1.43)

Net increase (decrease) from investment operations	2.91	(1.26)

Distributions(c)
From net investment income	(0.37)	(0.16)
From net realized gain	(0.11)	(0.00	)(d)

Total distributions	(0.48)	(0.16)

Net asset value, end of period	$15.27	$12.84

Total Return(e)
Based on net asset value	22.79%	(8.87	)%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	0.43%	0.38	%(i)

Total expenses after fees waived and/or reimbursed	0.35%	0.34	%(i)

Net investment income	2.85%	3.22	%(i)

Supplemental Data
Net assets, end of period (000)	$12,054	$561

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	13%	10%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31, 2019	Period from 08/06/18 (a) to 12/31/18
Allocated fees waived	0.02%	0.02%
Investments in underlying funds	0.05%	0.05%

(i)	Annualized.
(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

50	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2040 Fund

	Institutional

	Year Ended December 31,
	2019	2018		2017		2016		2015

Net asset value, beginning of year	$13.07	$14.39		$12.29		$11.65		$12.11

Net investment income(a)	0.40	0.47		0.35		0.28		0.28
Net realized and unrealized gain (loss)	2.84	(1.48)		2.08		0.65		(0.36)

Net increase (decrease) from investment operations	3.24	(1.01)		2.43		0.93		(0.08)

Distributions(b)
From net investment income	(0.42)	(0.30)		(0.33)		(0.26)		(0.27)
From net realized gain	(0.11)	(0.01)		(0.00	)(c)	(0.03)		(0.11)
From return of capital	—	—		—		(0.00	)(c)	—

Total distributions	(0.53)	(0.31)		(0.33)		(0.29)		(0.38)

Net asset value, end of year	$15.78	$13.07		$14.39		$12.29		$11.65

Total Return(d)
Based on net asset value	24.95%	(7.12)%		19.89%		8.05%		(0.69)%

Ratios to Average Net Assets(e)(f)
Total expenses	0.17%	0.15	%(g)	0.15%		0.18%		0.20%

Total expenses after fees waived and/or reimbursed	0.10%	0.10	%(g)	0.11%		0.12%		0.13%

Net investment income	2.67%	3.29%		2.56%		2.36%		2.26%

Supplemental Data
Net assets, end of year (000)	$577,303	$446,192		$107,509		$68,324		$66,512

Portfolio turnover rate of the LifePath Index Master Portfolio(h)	14%	12%		6%		26%		11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.03%	0.03%	0.03%	0.02%	0.02%
Investments in underlying funds	0.05%	0.05%	0.06%	0.09%	0.07%

(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.14% and 0.10%, respectively.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2040 Fund (continued)

	Investor A

	Year Ended December 31,
	2019	2018		2017		2016		2015

Net asset value, beginning of year	$13.05	$14.36		$12.27		$11.64		$12.09

Net investment income(a)	0.36	0.32		0.31		0.24		0.25
Net realized and unrealized gain (loss)	2.83	(1.35)		2.07		0.66		(0.35)

Net increase (decrease) from investment operations	3.19	(1.03)		2.38		0.90		(0.10)

Distributions(b)
From net investment income	(0.38)	(0.27)		(0.29)		(0.24)		(0.24)
From net realized gain	(0.11)	(0.01)		(0.00	)(c)	(0.03)		(0.11)
From return of capital	—	—		—		(0.00	)(c)	—

Total distributions	(0.49)	(0.28)		(0.29)		(0.27)		(0.35)

Net asset value, end of year	$15.75	$13.05		$14.36		$12.27		$11.64

Total Return(d)
Based on net asset value	24.62%	(7.30)%		19.56%		7.72%		(0.94)%

Ratios to Average Net Assets(e)(f)
Total expenses	0.45%	0.40	%(g)	0.40%		0.43%		0.45%

Total expenses after fees waived and/or reimbursed	0.35%	0.35	%(g)	0.36%		0.37%		0.38%

Net investment income	2.45%	2.21%		2.29%		2.02%		2.02%

Supplemental Data
Net assets, end of year (000)	$240,112	$174,340		$204,873		$134,897		$69,660

Portfolio turnover rate of the LifePath Index Master Portfolio(h)	14%	12%		6%		26%		11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.03%	0.03%	0.03%	0.02%	0.02%
Investments in underlying funds	0.05%	0.05%	0.06%	0.09%	0.07%

(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.39% and 0.35%, respectively.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

52	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2040 Fund (continued)

	Class K

	Year Ended December 31,
	2019	2018		2017		2016		2015

Net asset value, beginning of year	$13.07	$14.39		$12.29		$11.65		$12.10

Net investment income(a)	0.41	0.37		0.35		0.28		0.28
Net realized and unrealized gain (loss)	2.84	(1.37)		2.08		0.66		(0.34)

Net increase (decrease) from investment operations	3.25	(1.00)		2.43		0.94		(0.06)

Distributions(b)
From net investment income	(0.43)	(0.31)		(0.33)		(0.27)		(0.28)
From net realized gain	(0.11)	(0.01)		(0.00	)(c)	(0.03)		(0.11)
From return of capital	—	—		—		(0.00	)(c)	—

Total distributions	(0.54)	(0.32)		(0.33)		(0.30)		(0.39)

Net asset value, end of year	$15.78	$13.07		$14.39		$12.29		$11.65

Total Return(d)
Based on net asset value	25.01%	(7.08)%		19.95%		8.10%		(0.56)%

Ratios to Average Net Assets(e)(f)
Total expenses	0.09%	0.10	%(g)	0.10%		0.12%		0.14%

Total expenses after fees waived and/or reimbursed	0.05%	0.05	%(g)	0.06%		0.07%		0.08%

Net investment income	2.77%	2.57%		2.60%		2.39%		2.33%

Supplemental Data
Net assets, end of year (000)	$3,849,265	$2,478,916		$2,021,824		$1,151,477		$615,122

Portfolio turnover rate of the LifePath Index Master Portfolio(h)	14%	12%		6%		26%		11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.03%	0.03%	0.03%	0.02%	0.02%
Investments in underlying funds	0.05%	0.05%	0.06%	0.09%	0.07%

(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.09% and 0.05%, respectively.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2040 Fund (continued)

	Investor P
	Year Ended December 31, 2019	Period from 08/06/18 (a) to 12/31/18

Net asset value, beginning of period	$13.04	$14.64

Net investment income(b)	0.35	0.28
Net realized and unrealized gain (loss)	2.84	(1.72)

Net increase (decrease) from investment operations	3.19	(1.44)

Distributions(c)
From net investment income	(0.38)	(0.15)
From net realized gain	(0.11)	(0.01)

Total distributions	(0.49)	(0.16)

Net asset value, end of period	$15.74	$13.04

Total Return(d)
Based on net asset value	24.63%	(9.89	)%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.41%	0.38	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.35%	0.34	%(h)(i)

Net investment income	2.39%	4.99	%(h)

Supplemental Data
Net assets, end of period (000)	$1,499,042	$1,285,686

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	14%	12%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charge and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31, 2019	Period from 08/06/18 (a) to 12/31/18
Allocated fees waived	0.03%	0.03%
Investments in underlying funds	0.05%	0.05%

(h)	Annualized.
(i)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.37% and 0.34%, respectively.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

54	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2045 Fund

	Institutional

	Year Ended December 31,
	2019	2018	2017	2016		2015

Net asset value, beginning of year	$13.33	$14.75	$12.48	$11.80		$12.25

Net investment income(a)	0.42	0.36	0.36	0.29		0.29
Net realized and unrealized gain (loss)	3.04	(1.45)	2.25	0.68		(0.37)

Net increase (decrease) from investment operations	3.46	(1.09)	2.61	0.97		(0.08)

Distributions(b)
From net investment income	(0.43)	(0.32)	(0.34)	(0.27)		(0.28)
From net realized gain	(0.11)	(0.01)	—	(0.02)		(0.09)
From return of capital	—	—	—	(0.00	)(c)	—

Total distributions	(0.54)	(0.33)	(0.34)	(0.29)		(0.37)

Net asset value, end of year	$16.25	$13.33	$14.75	$12.48		$11.80

Total Return(d)
Based on net asset value	26.14%	(7.56)%	21.03%	8.23%		(0.70)%

Ratios to Average Net Assets(e)(f)
Total expenses	0.15%	0.15%	0.15%	0.18%		0.21%

Total expenses after fees waived and/or reimbursed	0.10%	0.10%	0.10%	0.11%		0.12%

Net investment income	2.78%	2.43%	2.63%	2.39%		2.32%

Supplemental Data
Net assets, end of year (000)	$116,727	$70,629	$74,092	$45,760		$45,228

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	12%	8%	6%	26%		10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.03%	0.03%	0.03%	0.04%	0.03%
Investments in underlying funds	0.05%	0.06%	0.06%	0.10%	0.08%

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2045 Fund (continued)

	Investor A

	Year Ended December 31,
	2019	2018	2017	2016		2015

Net asset value, beginning of year	$13.30	$14.73	$12.46	$11.78		$12.23

Net investment income(a)	0.39	0.31	0.32	0.26		0.26
Net realized and unrealized gain (loss)	3.03	(1.45)	2.25	0.68		(0.37)

Net increase (decrease) from investment operations	3.42	(1.14)	2.57	0.94		(0.11)

Distributions(b)
From net investment income	(0.39)	(0.28)	(0.30)	(0.24)		(0.25)
From net realized gain	(0.11)	(0.01)	—	(0.02)		(0.09)
From return of capital	—	—	—	(0.00	)(c)	—

Total distributions	(0.50)	(0.29)	(0.30)	(0.26)		(0.34)

Net asset value, end of year	$16.22	$13.30	$14.73	$12.46		$11.78

Total Return(d)
Based on net asset value	25.91%	(7.87)%	20.77%	8.00%		(0.94)%

Ratios to Average Net Assets(e)(f)
Total expenses	0.41%	0.40%	0.40%	0.42%		0.46%

Total expenses after fees waived and/or reimbursed	0.35%	0.35%	0.35%	0.36%		0.37%

Net investment income	2.56%	2.12%	2.32%	2.15%		2.09%

Supplemental Data
Net assets, end of year (000)	$120,718	$65,642	$83,711	$61,642		$43,155

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	12%	8%	6%	26%		10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.03%	0.03%	0.03%	0.04%	0.03%
Investments in underlying funds	0.05%	0.06%	0.06%	0.10%	0.08%

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

56	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2045 Fund (continued)

	Class K

	Year Ended December 31,
	2019	2018	2017	2016		2015

Net asset value, beginning of year	$13.34	$14.76	$12.49	$11.81		$12.26

Net investment income(a)	0.42	0.37	0.38	0.29		0.29
Net realized and unrealized gain (loss)	3.06	(1.46)	2.23	0.68		(0.37)

Net increase (decrease) from investment operations	3.48	(1.09)	2.61	0.97		(0.08)

Distributions(b)
From net investment income	(0.44)	(0.32)	(0.34)	(0.27)		(0.28)
From net realized gain	(0.11)	(0.01)	—	(0.02)		(0.09)
From return of capital	—	—	—	(0.00	)(c)	—

Total distributions	(0.55)	(0.33)	(0.34)	(0.29)		(0.37)

Net asset value, end of year	$16.27	$13.34	$14.76	$12.49		$11.81

Total Return(d)
Based on net asset value	26.25%	(7.50)%	21.07%	8.28%		(0.64)%

Ratios to Average Net Assets(e)(f)
Total expenses	0.09%	0.10%	0.09%	0.13%		0.15%

Total expenses after fees waived and/or reimbursed	0.05%	0.05%	0.05%	0.06%		0.07%

Net investment income	2.80%	2.55%	2.72%	2.44%		2.39%

Supplemental Data
Net assets, end of year (000)	$2,720,014	$1,645,042	$1,228,130	$584,168		$252,843

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	12%	8%	6%	26%		10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.03%	0.03%	0.03%	0.04%	0.03%
Investments in underlying funds	0.05%	0.06%	0.06%	0.10%	0.08%

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2045 Fund (continued)

	Investor P
	Year Ended December 31, 2019	Period from 08/06/18 (a) to 12/31/18

Net asset value, beginning of period	$13.29	$15.05

Net investment income(b)	0.44	0.16
Net realized and unrealized gain (loss)	2.98	(1.75)

Net increase (decrease) from investment operations	3.42	(1.59)

Distributions(c)
From net investment income	(0.40)	(0.16)
From net realized gain	(0.11)	(0.01)

Total distributions	(0.51)	(0.17)

Net asset value, end of period	$16.20	$13.29

Total Return(d)
Based on net asset value	25.91%	(10.64	)%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.49%	0.37	%(h)

Total expenses after fees waived and/or reimbursed	0.35%	0.32	%(h)

Net investment income	2.87%	2.71	%(h)

Supplemental Data
Net assets, end of period (000)	$3,376	$249

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	12%	8%

(a)	Commencement of operations.
(b)	Based on average Common Shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31, 2019	Period from 08/06/18 (a) to 12/31/18
Allocated fees waived	0.03%	0.03%
Investments in underlying funds	0.05%	0.06%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

58	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2050 Fund

	Institutional

	Year Ended December 31,
	2019	2018		2017	2016		2015

Net asset value, beginning of year	$13.51	$14.99		$12.65	$11.95		$12.41

Net investment income(a)	0.43	0.37		0.37	0.29		0.29
Net realized and unrealized gain (loss)	3.15	(1.53)		2.32	0.70		(0.38)

Net increase (decrease) from investment operations	3.58	(1.16)		2.69	0.99		(0.09)

Distributions(b)
From net investment income	(0.44)	(0.31)		(0.35)	(0.27)		(0.28)
From net realized gain	(0.10)	(0.01)		—	(0.02)		(0.09)
From return of capital	—	—		—	(0.00	)(c)	—

Total distributions	(0.54)	(0.32)		(0.35)	(0.29)		(0.37)

Net asset value, end of year	$16.55	$13.51		$14.99	$12.65		$11.95

Total Return(d)
Based on net asset value	26.71%	(7.87)%		21.38%	8.36%		(0.72)%

Ratios to Average Net Assets(e)(f)
Total expenses	0.15%	0.16	%(g)	0.15%	0.19%		0.22%

Total expenses after fees waived and/or reimbursed	0.10%	0.10	%(g)	0.10%	0.11%		0.12%

Net investment income	2.78%	2.45%		2.68%	2.40%		2.32%

Supplemental Data
Net assets, end of year (000)	$111,105	$68,949		$70,450	$40,196		$38,476

Portfolio turnover rate of the LifePath Index Master Portfolio(h)	12%	11%		5%	28%		14%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.03%	0.03%	0.03%	0.04%	0.03%
Investments in underlying funds	0.05%	0.06%	0.06%	0.10%	0.09%

(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.15% and 0.10%, respectively.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2050 Fund (continued)

	Investor A

	Year Ended December 31,
	2019	2018		2017	2016		2015

Net asset value, beginning of year	$13.48	$14.96		$12.62	$11.93		$12.39

Net investment income(a)	0.39	0.33		0.33	0.25		0.26
Net realized and unrealized gain (loss)	3.14	(1.52)		2.32	0.71		(0.38)

Net increase (decrease) from investment operations	3.53	(1.19)		2.65	0.96		(0.12)

Distributions(b)
From net investment income	(0.40)	(0.28)		(0.31)	(0.25)		(0.25)
From net realized gain	(0.10)	(0.01)		—	(0.02)		(0.09)
From return of capital	—	—		—	(0.00	)(c)	—

Total distributions	(0.50)	(0.29)		(0.31)	(0.27)		(0.34)

Net asset value, end of year	$16.51	$13.48		$14.96	$12.62		$11.93

Total Return(d)
Based on net asset value	26.40%	(8.11)%		21.14%	8.04%		(0.96)%

Ratios to Average Net Assets(e)(f)
Total expenses	0.44%	0.42	%(g)	0.40%	0.43%		0.46%

Total expenses after fees waived and/or reimbursed	0.35%	0.35	%(g)	0.35%	0.36%		0.37%

Net investment income	2.53%	2.18%		2.40%	2.07%		2.09%

Supplemental Data
Net assets, end of year (000)	$138,397	$82,677		$95,477	$60,051		$27,413

Portfolio turnover rate of the LifePath Index Master Portfolio(h)	12%	11%		5%	28%		14%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.03%	0.03%	0.03%	0.04%	0.03%
Investments in underlying funds	0.05%	0.06%	0.06%	0.10%	0.09%

(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.41% and 0.35%, respectively.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

60	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2050 Fund (continued)

	Class K

	Year Ended December 31,
	2019	2018		2017	2016		2015

Net asset value, beginning of year	$13.51	$14.99		$12.65	$11.95		$12.41

Net investment income(a)	0.43	0.38		0.39	0.30		0.30
Net realized and unrealized gain (loss)	3.16	(1.53)		2.30	0.70		(0.38)

Net increase (decrease) from investment operations	3.59	(1.15)		2.69	1.00		(0.08)

Distributions(b)
From net investment income	(0.45)	(0.32)		(0.35)	(0.28)		(0.29)
From net realized gain	(0.10)	(0.01)		—	(0.02)		(0.09)
From return of capital	—	—		—	(0.00	)(c)	—

Total distributions	(0.55)	(0.33)		(0.35)	(0.30)		(0.38)

Net asset value, end of year	$16.55	$13.51		$14.99	$12.65		$11.95

Total Return(d)
Based on net asset value	26.77%	(7.82)%		21.43%	8.41%		(0.67)%

Ratios to Average Net Assets(e)(f)
Total expenses	0.09%	0.11	%(g)	0.10%	0.13%		0.16%

Total expenses after fees waived and/or reimbursed	0.05%	0.05	%(g)	0.05%	0.06%		0.07%

Net investment income	2.81%	2.57%		2.73%	2.45%		2.39%

Supplemental Data
Net assets, end of year (000)	$2,388,475	$1,420,616		$1,086,096	$549,541		$271,178

Portfolio turnover rate of the LifePath Index Master Portfolio(h)	12%	11%		5%	28%		14%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.03%	0.03%	0.03%	0.04%	0.03%
Investments in underlying funds	0.05%	0.06%	0.06%	0.10%	0.09%

(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.10% and 0.05%, respectively.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2050 Fund (continued)

	Investor P
	Year Ended December 31, 2019	Period from 08/06/18 (a) to 12/31/18

Net asset value, beginning of period	$13.47	$15.30

Net investment income(b)	0.37	0.34
Net realized and unrealized gain (loss)	3.16	(2.00)

Net increase (decrease) from investment operations	3.53	(1.66)

Distributions(c)
From net investment income	(0.40)	(0.16)
From net realized gain	(0.10)	(0.01)

Total distributions	(0.50)	(0.17)

Net asset value, end of period	$16.50	$13.47

Total Return(d)
Based on net asset value	26.40%	(10.93	)%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.42%	0.39	%(h)(i)(j)

Total expenses after fees waived and/or reimbursed	0.35%	0.34	%(h)(i)(j)

Net investment income	2.41%	5.73	%(h)

Supplemental Data
Net assets, end of period (000)	$473,345	$393,442

Portfolio turnover rate of the LifePath Index Master Portfolio(k)	12%	11%

(a)	Commencement of operations.
(b)	Based on average Common Shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31, 2019	Period from 08/06/18 (a) to 12/31/18
Allocated fees waived	0.03%	0.03%
Investments in underlying funds	0.05%	0.06%

(h)	Annualized.
(i)

Reorganization, offering, and board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.40% and 0.34%, respectively.

(j)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.38% and 0.34%, respectively.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

62	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2055 Fund

	Institutional

	Year Ended December 31,
	2019	2018	2017	2016		2015

Net asset value, beginning of year	$13.77	$15.27	$12.88	$12.17		$12.60

Net investment income(a)	0.42	0.38	0.39	0.30		0.30
Net realized and unrealized gain (loss)	3.24	(1.56)	2.35	0.71		(0.38)

Net increase (decrease) from investment operations	3.66	(1.18)	2.74	1.01		(0.08)

Distributions(b)
From net investment income	(0.44)	(0.32)	(0.35)	(0.28)		(0.28)
From net realized gain	(0.06)	—	—	(0.02)		(0.07)
From return of capital	—	—	—	(0.00	)(c)	—

Total distributions	(0.50)	(0.32)	(0.35)	(0.30)		(0.35)

Net asset value, end of year	$16.93	$13.77	$15.27	$12.88		$12.17

Total Return(d)
Based on net asset value	26.75%	(7.83)%	21.38%	8.32%		(0.64)%

Ratios to Average Net Assets(e)(f)
Total expenses	0.16%	0.17%	0.16%	0.23%		0.30%

Total expenses after fees waived and/or reimbursed	0.09%	0.09%	0.09%	0.10%		0.11%

Net investment income	2.70%	2.49%	2.73%	2.45%		2.39%

Supplemental Data
Net assets, end of year (000)	$76,250	$60,993	$52,487	$26,561		$19,214

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	12%	8%	5%	33%		17%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.04%	0.04%	0.04%	0.06%	0.05%
Investments in underlying funds	0.05%	0.06%	0.07%	0.11%	0.09%

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2055 Fund (continued)

	Investor A

	Year Ended December 31,
	2019	2018	2017	2016		2015

Net asset value, beginning of year	$13.74	$15.24	$12.86	$12.15		$12.58

Net investment income(a)	0.40	0.34	0.34	0.27		0.27
Net realized and unrealized gain (loss)	3.22	(1.55)	2.35	0.71		(0.38)

Net increase (decrease) from investment operations	3.62	(1.21)	2.69	0.98		(0.11)

Distributions(b)
From net investment income	(0.41)	(0.29)	(0.31)	(0.25)		(0.25)
From net realized gain	(0.06)	—	—	(0.02)		(0.07)
From return of capital	—	—	—	(0.00	)(c)	—

Total distributions	(0.47)	(0.29)	(0.31)	(0.27)		(0.32)

Net asset value, end of year	$16.89	$13.74	$15.24	$12.86		$12.15

Total Return(d)
Based on net asset value	26.46%	(8.08)%	21.05%	8.10%		(0.88)%

Ratios to Average Net Assets(e)(f)
Total expenses	0.43%	0.43%	0.41%	0.46%		0.53%

Total expenses after fees waived and/or reimbursed	0.34%	0.34%	0.34%	0.34%		0.36%

Net investment income	2.57%	2.23%	2.41%	2.19%		2.13%

Supplemental Data
Net assets, end of year (000)	$78,919	$41,909	$41,580	$27,026		$13,140

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	12%	8%	5%	33%		17%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.04%	0.04%	0.04%	0.06%	0.05%
Investments in underlying funds	0.05%	0.06%	0.07%	0.11%	0.09%

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

64	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2055 Fund (continued)

	Class K

	Year Ended December 31,
	2019	2018	2017	2016		2015

Net asset value, beginning of year	$13.77	$15.27	$12.88	$12.17		$12.60

Net investment income(a)	0.45	0.40	0.41	0.31		0.31
Net realized and unrealized gain (loss)	3.23	(1.57)	2.33	0.70		(0.38)

Net increase (decrease) from investment operations	3.68	(1.17)	2.74	1.01		(0.07)

Distributions(b)
From net investment income	(0.45)	(0.33)	(0.35)	(0.28)		(0.29)
From net realized gain	(0.06)	—	—	(0.02)		(0.07)
From return of capital	—	—	—	(0.00	)(c)	—

Total distributions	(0.51)	(0.33)	(0.35)	(0.30)		(0.36)

Net asset value, end of year	$16.94	$13.77	$15.27	$12.88		$12.17

Total Return(d)
Based on net asset value	26.89%	(7.79)%	21.43%	8.37%		(0.60)%

Ratios to Average Net Assets(e)(f)
Total expenses	0.09%	0.11%	0.10%	0.18%		0.24%

Total expenses after fees waived and/or reimbursed	0.04%	0.04%	0.04%	0.04%		0.06%

Net investment income	2.86%	2.60%	2.79%	2.50%		2.43%

Supplemental Data
Net assets, end of year (000)	$1,344,554	$716,634	$484,002	$197,394		$74,656

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	12%	8%	5%	33%		17%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2019	2018	2017	2016	2015
Allocated fees waived	0.04%	0.04%	0.04%	0.06%	0.05%
Investments in underlying funds	0.05%	0.06%	0.07%	0.11%	0.09%

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2055 Fund (continued)

	Investor P
	Year Ended December 31, 2019	Period from 08/06/18 (a) to 12/31/18

Net asset value, beginning of period	$13.73	$15.60

Net investment income(b)	0.47	0.16
Net realized and unrealized gain (loss)	3.15	(1.87)

Net increase (decrease) from investment operations	3.62	(1.71)

Distributions(c)
From net investment income	(0.41)	(0.16)
From net realized gain	(0.06)	—

Total distributions	(0.47)	(0.16)

Net asset value, end of period	$16.88	$13.73

Total Return(d)
Based on net asset value	26.54%	(11.00	)%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.59%	0.37	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.34%	0.32	%(h)(i)

Net investment income	2.99%	2.63	%(h)

Supplemental Data
Net assets, end of period (000)	$1,866	$209

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	12%	8%

(a)	Commencement of operations.
(b)	Based on average Common Shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31, 2019	Period from 08/06/18 (a) to 12/31/18
Allocated fees waived	0.04%	0.04%
Investments in underlying funds	0.05%	0.06%

(h)	Annualized.
(i)

Offering and board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.38% and 0.32%, respectively.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

66	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2060 Fund

	Institutional
	Year Ended December 31,				Period from 02/29/16 (a) to 12/31/16
	2019	2018		2017

Net asset value, beginning of period	$12.19	$13.50		$11.36	$10.00

Net investment income(b)	0.44	0.36		0.39	0.33
Net realized and unrealized gain (loss)	2.80	(1.40)		2.03	1.21

Net increase (decrease) from investment operations	3.24	(1.04)		2.42	1.54

Distributions(c)
From net investment income	(0.37)	(0.27)		(0.28)	(0.18)
From net realized gain	—	—		—	(0.00	)(d)
From return of capital	—	—		—	(0.00	)(d)

Total distributions	(0.37)	(0.27)		(0.28)	(0.18)

Net asset value, end of period	$15.06	$12.19		$13.50	$11.36

Total Return(e)
Based on net asset value	26.78%	(7.82)%		21.38%	15.50	%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	0.29%	0.37	%(i)	0.54%	9.54	%(j)(k)

Total expenses after fees waived and/or reimbursed	0.09%	0.09	%(i)	0.09%	0.11	%(j)

Net investment income	3.11%	2.68%		3.05%	3.56	%(j)

Supplemental Data
Net assets, end of period (000)	$11,132	$2,773		$1,021	$118

Portfolio turnover rate of the LifePath Index Master Portfolio(l)	11%	13%		1%	71%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,			Period from 02/29/16 (a) to 12/31/16
	2019	2018	2017
Allocated fees waived	0.05%	0.08%	0.11%	2.41%
Investments in underlying funds	0.05%	0.06%	0.07%	0.12%

(i)

Includes offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.34% and 0.09%, respectively.

(j)	Annualized.
(k)	Audit, Offering and Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 11.15%
(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2060 Fund (continued)

	Investor A

	Year Ended December 31,				Period from 02/29/16 (a) to 12/31/16
	2019	2018		2017

Net asset value, beginning of period	$12.17	$13.48		$11.35	$10.00

Net investment income(b)	0.37	0.31		0.36	0.26
Net realized and unrealized gain (loss)	2.83	(1.38)		2.02	1.26

Net increase (decrease) from investment operations	3.20	(1.07)		2.38	1.52

Distributions(c)
From net investment income	(0.34)	(0.24)		(0.25)	(0.17)
From net realized gain	—	—		—	(0.00	)(d)
From return of capital	—	—		—	(0.00	)(d)

Total distributions	(0.34)	(0.24)		(0.25)	(0.17)

Net asset value, end of period	$15.03	$12.17		$13.48	$11.35

Total Return(e)
Based on net asset value	26.46%	(8.04)%		21.06%	15.24	%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	0.57%	0.61	%(i)	0.74%	6.36	%(j)(k)

Total expenses after fees waived and/or reimbursed	0.34%	0.34	%(i)	0.34%	0.34	%(j)

Net investment income	2.66%	2.29%		2.85%	2.85	%(j)

Supplemental Data
Net assets, end of period (000)	$11,358	$4,371		$2,950	$386

Portfolio turnover rate of the LifePath Index Master Portfolio(l)	11%	13%		1%	71%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,			Period from 02/29/16 (a) to 12/31/16
	2019	2018	2017
Allocated fees waived	0.05%	0.08%	0.11%	1.68%
Investments in underlying funds	0.05%	0.06%	0.07%	0.12%

(i)

Includes offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.58% and 0.34%, respectively.

(j)	Annualized.
(k)	Audit, Offering and Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.39%.
(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

68	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2060 Fund (continued)

	Class K

	Year Ended December 31,				Period from 02/29/16 (a) to 12/31/16
	2019	2018		2017

Net asset value, beginning of period	$12.19	$13.51		$11.36	$10.00

Net investment income(b)	0.42	0.36		0.41	0.25
Net realized and unrealized gain (loss)	2.84	(1.40)		2.02	1.30

Net increase (decrease) from investment operations	3.26	(1.04)		2.43	1.55

Distributions(c)
From net investment income	(0.38)	(0.28)		(0.28)	(0.19)
From net realized gain	—	—		—	(0.00	)(d)
From return of capital	—	—		—	(0.00	)(d)

Total distributions	(0.38)	(0.28)		(0.28)	(0.19)

Net asset value, end of period	$15.07	$12.19		$13.51	$11.36

Total Return(e)
Based on net asset value	26.92%	(7.84)%		21.51%	15.54	%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	0.15%	0.24	%(i)	0.48%	5.07	%(j)(k)

Total expenses after fees waived and/or reimbursed	0.04%	0.04	%(i)	0.04%	0.04	%(j)

Net investment income	2.98%	2.71%		3.20%	2.72	%(j)

Supplemental Data
Net assets, end of period (000)	$386,113	$150,118		$70,579	$10,233

Portfolio turnover rate of the LifePath Index Master Portfolio(l)	11%	13%		1%	71%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,			Period from 02/29/16 (a) to 12/31/16
	2019	2018	2017
Allocated fees waived	0.05%	0.08%	0.11%	1.47%
Investments in underlying funds	0.05%	0.06%	0.07%	0.12%

(i)

Includes offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.21% and 0.04%, respectively.

(j)	Annualized.
(k)	Audit, Offering and Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 5.94%.
(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2060 Fund (continued)

	Investor P
	Year Ended December 31, 2019	Period from 08/06/18 (a) to 12/31/18

Net asset value, beginning of period	$12.17	$13.81

Net investment income(b)	0.42	0.15
Net realized and unrealized gain (loss)	2.79	(1.65)

Net increase (decrease) from investment operations	3.21	(1.50)

Distributions from net investment income(c)	(0.35)	(0.14)

Net asset value, end of period	$15.03	$12.17

Total Return(d)
Based on net asset value	26.51%	(10.92	)%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.65%	0.47	%(h)(i)(j)

Total expenses after fees waived and/or reimbursed	0.34%	0.33	%(h)(i)(j)

Net investment income	2.97%	2.86	%(h)

Supplemental Data
Net assets, end of period (000)	$2,039	$259

Portfolio turnover rate of the LifePath Index Master Portfolio(k)	11%	13%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31, 2019	Period from 08/06/18 (a) to 12/31/18
Allocated fees waived	0.05%	0.08%
Investments in underlying funds	0.05%	0.06%

(h)	Annualized.
(i)

Offering costs, board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.49% and 0.33%, respectively.

(j)

Includes offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.46% and 0.33%, respectively.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

70	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	BlackRock LifePath Index 2065 Fund

	Institutional
	Period from 10/30/19 (a) to 12/31/19

Net asset value, beginning of period	$10.00

Net investment income(b)	0.11
Net realized and unrealized gain	0.46

Net increase from investment operations	0.57

Distributions from net investment income(c)	(0.09)

Net asset value, end of period	$10.48

Total Return(d)
Based on net asset value	5.71	%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	13.00	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.11	%(h)

Net investment income	6.26	%(h)

Supplemental Data
Net assets, end of period (000)	$52

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income of 6.58%. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds of 0.11%.

(h)	Annualized.
(i)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 44.41%.
(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	BlackRock LifePath Index 2065 Fund (continued)

	Investor A
	Period from 10/30/19 (a) to 12/31/19

Net asset value, beginning of period	$10.00

Net investment income(b)	0.11
Net realized and unrealized gain	0.46

Net increase from investment operations	0.57

Distributions from net investment income(c)	(0.09)

Net asset value, end of period	$10.48

Total Return(d)
Based on net asset value	5.67	%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	13.24	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.36	%(h)

Net investment income	6.03	%(h)

Supplemental Data
Net assets, end of period (000)	$53

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income of 6.58%. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds of 0.11%.

(h)	Annualized.
(i)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 44.60%.
(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

72	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	BlackRock LifePath Index 2065 Fund (continued)

	Class K
	Period from 10/30/19 (a) to 12/31/19

Net asset value, beginning of period	$10.00

Net investment income(b)	0.12
Net realized and unrealized gain	0.45

Net increase from investment operations	0.57

Distributions from net investment income(c)	(0.09)

Net asset value, end of period	$10.48

Total Return(d)
Based on net asset value	5.72	%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	11.12	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.06	%(h)

Net investment income	7.08	%(h)

Supplemental Data
Net assets, end of period (000)	$1,940

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income of 6.58%. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds of 0.11%.

(h)	Annualized.
(i)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 35.79%.
(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	BlackRock LifePath Index 2065 Fund (continued)

	Investor P
	Period from 10/30/19 (a) to 12/31/19

Net asset value, beginning of period	$10.00

Net investment income(b)	0.11
Net realized and unrealized gain	0.46

Net increase from investment operations	0.57

Distributions from net investment income(c)	(0.09)

Net asset value, end of period	$10.48

Total Return(d)
Based on net asset value	5.67	%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	13.25	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.36	%(h)

Net investment income	6.01	%(h)

Supplemental Data
Net assets, end of period (000)	$52

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income of 6.58%. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds of 0.11%.

(h)	Annualized.
(i)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 44.67%.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

74	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following series of the Trust are referred to herein collectively as the “LifePath Index Funds” or individually, as a “LifePath Index Fund”:

LifePath Index Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Index Retirement Fund	LifePath Index Retirement Fund	Diversified
BlackRock LifePath® Index 2025 Fund	LifePath Index 2025 Fund	Diversified
BlackRock LifePath® Index 2030 Fund	LifePath Index 2030 Fund	Diversified
BlackRock LifePath® Index 2035 Fund	LifePath Index 2035 Fund	Diversified
BlackRock LifePath® Index 2040 Fund	LifePath Index 2040 Fund	Diversified
BlackRock LifePath® Index 2045 Fund	LifePath Index 2045 Fund	Diversified
BlackRock LifePath® Index 2050 Fund	LifePath Index 2050 Fund	Diversified
BlackRock LifePath® Index 2055 Fund	LifePath Index 2055 Fund	Diversified
BlackRock LifePath® Index 2060 Fund	LifePath Index 2060 Fund	Diversified
BlackRock LifePath® Index 2065 Fund	LifePath Index 2065 Fund	Diversified

Each LifePath Index Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): LifePath Index Retirement Master Portfolio, LifePath Index 2025 Master Portfolio, LifePath Index 2030 Master Portfolio, LifePath Index 2035 Master Portfolio, LifePath Index 2040 Master Portfolio, LifePath Index 2045 Master Portfolio, LifePath Index 2050 Master Portfolio, LifePath Index 2055 Master Portfolio, LifePath Index 2060 Master Portfolio and LifePath Index 2065 Master Portfolio (each, a “LifePath Index Master Portfolio” and together, the “LifePath Index Master Portfolios”). MIP is an affiliate of the Trust. Each LifePath Index Master Portfolio has the same investment objective and strategies as its corresponding LifePath Index Fund. The value of each LifePath Index Fund’s investment in its corresponding LifePath Index Master Portfolio reflects the LifePath Index Fund’s proportionate interest in the net assets of the LifePath Index Master Portfolio. The performance of each LifePath Index Fund is directly affected by the performance of the LifePath Index Master Portfolios. At December 31, 2019, the percentage of each LifePath Index Master Portfolio owned by the corresponding LifePath Index Fund was approximately 100%. The financial statements of the LifePath Index Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the LifePath Index Funds’ financial statements.

Each LifePath Index Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the LifePath Index Funds’ distributor to offer such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Investor A and Class K Shares	No	No		None
Investor P Shares	Yes	No	(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The LifePath Index Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

On November 12-13, 2019, the Board approved a proposal pursuant to which each LifePath Index Fund will cease to invest in its corresponding LifePath Index Master Portfolio as part of a “master-feeder” structure and instead operate as a stand-alone fund. In connection with this change, the Trust, on behalf of each LifePath Index Fund, will enter into a management agreement with BFA, the terms of which will be substantially the same as the current management agreement between BFA and each corresponding LifePath Index Master Portfolio, including the management fee rate. The change into a stand-alone structure will not create a taxable event for the LifePath Index Funds or their shareholders. These changes are expected to be effective on or about March 2, 2020.

Reorganization: The Board of the Trust approved the reorganization of BlackRock LifePath® Index 2020 Fund (the “Target Fund” or “LifePath Index 2020 Fund”) into the LifePath Index Retirement Fund. As a result, the LifePath Index Retirement Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the LifePath Index Retirement Fund.

Each shareholder of the Target Fund received shares of LifePath Index Retirement Fund in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund shares, as determined at the close of business on November 18, 2019, less the costs of the Target Fund’s reorganization.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements  (continued)

The reorganization was accomplished by a tax-free exchange of shares of the LifePath Index Retirement Fund in the following amounts and at the following conversion ratios:

Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	LifePath Index Retirement Fund’s Share Class	Shares of the LifePath Index Retirement Fund
Institutional	26,942,429	1.02588801	Institutional	27,639,915
Investor A	14,520,233	1.02558282	Investor A	14,891,702
Class K	179,822,190	1.02628034	Class K	184,547,978
Investor P	122,228,795	1.02502346	Investor P	125,287,382

The Target Fund’s net assets and composition of net assets on November 15, 2019, the valuation date of the reorganization were as follows:

Target Fund
Net assets	$4,549,202,345
Paid-in-capital	4,027,750,180
Accumulated earnings	521,452,165

For financial reporting purposes, assets received and shares issued by the LifePath Index Retirement Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the LifePath Index Retirement Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of the LifePath Index Retirement Fund before the reorganization were $3,191,903,085. The aggregate net assets of the LifePath Index Retirement Fund immediately after the reorganization amounted to $7,741,105,430. The Target Fund’s fair value prior to the reorganization was as follows:

Target Fund	Fair Value of Investments
LifePath® Index 2020 Fund	$4,549,563,254

The purpose of these transactions was to combine two funds managed by the Manager with substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on November 18, 2019.

Assuming the reorganization had been completed on January 1, 2019, the beginning of the fiscal reporting period of LifePath Index Retirement Fund, the pro forma results of operations for the year ended December 31, 2019, are as follows:

•	Net investment income: $182,805,060

•	Net realized and change in unrealized gain on investments: $281,951,966

•	Net increase in net assets resulting from operations: $464,757,026

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the LifePath Index Retirement Fund’s Statement of Operations since November 18, 2019.

Reorganization costs incurred by the LifePath Index Retirement Fund in connection with the reorganization were expensed by the LifePath Index Retirement Fund. The Manager reimbursed the Fund $20,750, which is included in fees waived and/or reimbursed by the Manager in the LifePath Index Retirement Fund’s Statement of Operations.

Prior Year Reorganization: The Board of Trustees of the Trust and the Board of Trustees of State Farm Mutual Fund Trust and shareholders of State Farm LifePath Retirement Fund, State Farm LifePath 2020 Fund, State Farm LifePath 2030 Fund, State Farm LifePath 2040 Fund and State Farm LifePath 2050 Fund (individually, a “State Farm Target Fund” and collectively the “State Farm Target Funds”) approved the reorganization of the State Farm Target Funds with and into LifePath Index Retirement Fund, LifePath Index 2020 Fund, LifePath Index 2030 Fund, LifePath Index 2040 Fund and LifePath Index 2050 Fund, respectively. As a result, the applicable LifePath Index Funds acquired substantially all of the assets and assumed certain stated liabilities of the State Farm Target Funds in exchange for an equal aggregate value of newly-issued shares of the LifePath Index Funds.

Each shareholder of the State Farm Target Funds received shares of the LifePath Index Funds in an amount equal to the aggregate NAV of the shareholder’s State Farm Target Funds shares, as determined at the close of business on November 16, 2018.

On November 19, 2018, all of the portfolio securities previously held by the Target Funds were subsequently contributed by the LifePath Index Funds to the LifePath Index Master Portfolios in exchange for investments in the LifePath Index Master Portfolios.

76	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

The reorganizations were accomplished by a tax-free exchange of shares of the LifePath Index Funds in the following amounts and at the following conversion ratio:

State Farm LifePath Retirement Fund

State Farm Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	LifePath Index Retirement Fund’s Share Class	Shares of the LifePath Index Retirement Fund
Premier	779,297	1.00563378	Investor A	783,687
Premier	52,379,511	1.00612667	Investor P	52,700,423
Legacy Class B	21,805	1.01323558	Investor A	22,093
Legacy Class B	122,854	1.01373220	Investor P	124,541
Class A	870,727	0.98041269	Investor A	853,672
Class A	25,106,506	0.98089323	Investor P	24,626,801
Class B	19,454	0.98735567	Investor A	19,208
Class B	334,773	0.98783961	Investor P	330,702
Institutional	8,459,799	1.00443698	Institutional	8,497,335
Class R-1	386,582	0.98491571	Investor P	380,751
Class R-2	1,598,778	1.00979423	Investor P	1,614,436
Class R-3	157,853	1.00287645	Institutional	158,307

State Farm LifePath 2020 Fund

State Farm Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	LifePath Index 2020 Fund’s Share Class	Shares of the LifePath Index 2020 Fund
Premier	1,089,621	1.04280016	Investor A	1,136,257
Premier	69,198,769	1.04377724	Investor P	72,228,100
Legacy Class B	99,350	1.05716728	Investor A	105,030
Legacy Class B	314,164	1.05815782	Investor P	332,435
Class A	3,195,046	1.04962963	Investor A	3,353,615
Class A	50,996,934	1.05061311	Investor P	53,578,047
Class B	104,214	1.04435490	Investor A	108,836
Class B	905,035	1.04533344	Investor P	946,063
Institutional	15,206,381	1.05023844	Institutional	15,970,326
Class R-1	1,065,335	1.04461645	Investor P	1,112,866
Class R-2	4,148,490	1.04396464	Investor P	4,330,877
Class R-3	242,995	1.04745193	Institutional	254,526

State Farm LifePath 2030 Fund

State Farm Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	LifePath Index 2030 Fund’s Share Class	Shares of the LifePath Index 2030 Fund
Premier	1,292,201	1.01620709	Investor A	1,313,144
Premier	64,548,099	1.01650733	Investor P	65,613,615
Legacy Class B	36,198	1.02564355	Investor A	37,126
Legacy Class B	392,913	1.02594658	Investor P	403,107
Class A	2,337,082	1.01578298	Investor A	2,373,968
Class A	67,710,975	1.01608309	Investor P	68,799,976
Class B	111,011	1.01232950	Investor A	112,380
Class B	1,345,220	1.01262860	Investor P	1,362,208
Institutional	20,857,879	1.02302034	Institutional	21,338,035
Class R-1	2,171,558	1.00878017	Investor P	2,190,625
Class R-2	4,992,512	1.01264375	Investor P	5,055,636
Class R-3	395,754	1.02375439	Institutional	405,154

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements  (continued)

State Farm LifePath 2040 Fund

State Farm Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	LifePath Index 2040 Fund’s Share Class	Shares of the LifePath Index 2040 Fund
Premier	503,507	0.99754805	Investor A	502,273
Premier	32,457,845	0.99790577	Investor P	32,389,871
Legacy Class B	10,852	1.00731999	Investor A	10,932
Legacy Class B	411,824	1.00768122	Investor P	414,987
Class A	1,053,459	0.99234304	Investor A	1,045,393
Class A	58,493,196	0.99269890	Investor P	58,066,131
Class B	47,916	0.98908812	Investor A	47,393
Class B	1,475,217	0.98944281	Investor P	1,459,643
Institutional	26,199,385	1.00206025	Institutional	26,253,363
Class R-1	1,580,103	0.98767849	Investor P	1,560,634
Class R-2	4,352,563	0.99156572	Investor P	4,315,853
Class R-3	562,789	1.01598838	Institutional	571,787

State Farm LifePath 2050 Fund

State Farm Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	LifePath Index 2050 Fund’s Share Class	Shares of the LifePath Index 2050 Fund
Premier	288,189	0.65640189	Investor A	189,168
Premier	11,161,450	0.65671837	Investor P	7,329,929
Class A	424,597	0.65849477	Investor A	279,595
Class A	30,151,051	0.65881227	Investor P	19,863,883
Class R-1	835,592	0.66080284	Investor P	552,162
Class R-2	1,882,093	0.66132632	Investor P	1,244,678

The State Farm Target Funds’ net assets and composition of net assets on November 16, 2018, the valuation date of the reorganization were as follows:

	State Farm LifePath Retirement Fund	State Farm LifePath 2020 Fund	State Farm LifePath 2030 Fund	State Farm LifePath 2040 Fund	State Farm LifePath 2050 Fund
Net assets	$1,066,536,384	$1,884,086,385	$2,231,224,745	$1,766,697,146	$427,707,810
Paid-in-capital	1,071,750,687	1,890,349,104	2,242,979,193	1,778,456,627	430,778,842
Accumulated loss	(5,214,303)	(6,262,719)	(11,754,448)	(11,759,481)	(3,071,032)

For financial reporting purposes, assets received and shares issued by the LifePath Index Funds were recorded at fair value. However, the cost basis of the investments received from the State Farm Target Funds was carried forward to align ongoing reporting of the LifePath Index Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of the LifePath Index Funds before the acquisitions and the aggregate net assets of the LifePath Index Funds immediately after the acquisitions were as follows:

Fund	Net Assets Before the Acquisitions	Aggregate Net Assets After the Acquisitions
LifePath Index Retirement Fund	$1,319,095,939	$2,385,632,322
LifePath Index 2020 Fund	2,572,859,383	4,456,945,768
LifePath Index 2030 Fund	3,709,866,268	5,941,091,013
LifePath Index 2040 Fund	2,833,724,125	4,600,421,271
LifePath Index 2050 Fund	1,630,431,407	2,058,139,217

The State Farm Target Funds’ fair value and cost of investments prior to the reorganizations were as follows:

State Farm Target Fund	Fair Value of Investments	Cost of Investments
State Farm LifePath Retirement Fund	$1,060,853,760	$1,064,814,227
State Farm LifePath 2020 Fund	1,876,177,923	1,879,869,831
State Farm LifePath 2030 Fund	2,221,557,497	2,227,161,576
State Farm LifePath 2040 Fund	1,751,947,113	1,757,351,755
State Farm LifePath 2050 Fund	427,090,360	428,381,738

78	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

The purpose of the transaction was to combine the assets of the State Farm Target Funds with the assets of the LifePath Index Funds. The reorganization was a tax-free event and closed on November 19, 2018.

Assuming the acquisitions had been completed on January 1, 2018, the beginning of the fiscal reporting period of the LifePath Index Funds, the pro forma results of operations for the year ended December 31, 2018, are as follows:

State Farm Target Fund	Net Investment Income (Loss)	Net Realized and Change in Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets resulting from Operations
LifePath Index Retirement Fund	$52,949,483	$59,361,115	$112,310,597
LifePath Index 2020 Fund	98,774,694	(280,681,649)	(181,906,955)
LifePath Index 2030 Fund	100,291,822	(432,912,063)	(332,620,240)
LifePath Index 2040 Fund	101,453,171	(440,934,033)	(339,480,861)
LifePath Index 2050 Fund	46,987,477	(218,506,855)	(171,519,379)

Because the combined investment portfolios have been managed as single integrated portfolios since the reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the State Farm Target Funds that have been included in the LifePath Index Funds’ Statements of Operations since November 19, 2018.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Index Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from each LifePath Index Master Portfolio are accounted for on a trade date basis. Each LifePath Index Fund records its proportionate share of its LifePath Index Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the LifePath Index Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a LifePath Index Fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of LifePath Index 2065 Fund were expensed by LifePath Index 2065 Fund and reimbursed by the Manager. The Manager reimbursed LifePath Index 2065 Fund $62,074, which is included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.

Indemnifications: In the normal course of business, a LifePath Index Fund enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Index Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Index Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Index Fund or its classes are charged to that LifePath Index Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the LifePath Index Funds and other shared expenses prorated to the LifePath Index Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each LifePath Index Funds’ policy is to value its financial instruments at fair value. Each LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value based on each LifePath Index Fund’s proportionate interest in the net assets of its corresponding LifePath Index Master Portfolio. Valuation of securities held by the LifePath Index Master Portfolios is discussed in Note 3 of the LifePath Index Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements  (continued)

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Trust, on behalf of the LifePath Index Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide general administrative services (other than investment advice and related portfolio activities). For such services, the LifePath Index Funds pay BAL a monthly fee at an annual rate of 0.03% of the average daily net assets of each LifePath Index Fund.

Service Fees: The Trust, on behalf of the LifePath Index Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each LifePath Index Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of the each LifePath Index Fund’s Investor A and Investor P Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing services to the LifePath Index Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended December 31, 2019, the following table shows the class specific service fees borne directly by each share class of each LifePath Index Fund:

Service Fees	Investor A	Investor P	Total
LifePath Index Retirement Fund	$294,104	$2,820,556	$3,114,660
LifePath Index 2025 Fund	362,233	40,516	402,749
LifePath Index 2030 Fund	802,212	4,808,438	5,610,650
LifePath Index 2035 Fund	342,588	13,695	356,283
LifePath Index 2040 Fund	524,860	3,524,301	4,049,161
LifePath Index 2045 Fund	233,920	4,315	238,235
LifePath Index 2050 Fund	277,329	1,096,155	1,373,484
LifePath Index 2055 Fund	152,964	2,221	155,185
LifePath Index 2060 Fund	19,365	2,532	21,897
LifePath Index 2065 Fund	22	22	44

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the LifePath Index Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended December 31, 2019, the LifePath Index Funds did not pay any amounts to affiliates in return for these services.

The Administrator maintains a call center that is responsible for providing certain shareholder services to the LifePath Index Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2019, each LifePath Index Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Class K	Investor P	Total
LifePath Index Retirement Fund	$1,884	$15,584	$3,959	$5,640	$27,067
LifePath Index 2025 Fund	482	2,176	8,037	103	10,798
LifePath Index 2030 Fund	7,310	50,639	9,362	12,848	80,159
LifePath Index 2035 Fund	426	1,617	8,225	95	10,363
LifePath Index 2040 Fund	7,962	24,785	7,786	10,759	51,292
LifePath Index 2045 Fund	423	2,649	5,762	85	8,919
LifePath Index 2050 Fund	480	9,270	5,505	4,280	19,535
LifePath Index 2055 Fund	411	2,770	3,716	92	6,989
LifePath Index 2060 Fund	1,363	182	1,983	109	3,637
LifePath Index 2065 Fund	—	—	—	—	—

For the year ended December 31, 2019, the following table shows the class specific transfer agent fees borne directly by each share class of each LifePath Index Fund:

	Institutional	Investor A	Class K	Investor P	Total
LifePath Index Retirement Fund	$131,227	$131,643	$58,309	$651,281	$972,460
LifePath Index 2025 Fund	70,390	93,920	78,140	9,955	252,405
LifePath Index 2030 Fund	317,012	378,598	91,557	1,224,864	2,012,031
LifePath Index 2035 Fund	64,166	92,525	92,185	4,749	253,625
LifePath Index 2040 Fund	404,011	231,131	94,340	969,473	1,698,955
LifePath Index 2045 Fund	53,329	72,220	93,567	2,552	221,668
LifePath Index 2050 Fund	54,459	114,821	106,660	347,402	623,342
LifePath Index 2055 Fund	52,683	61,645	101,030	2,292	217,650
LifePath Index 2060 Fund	9,790	14,870	57,668	2,741	85,069
LifePath Index 2065 Fund	16	16	16	16	64

80	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Other Fees: For the year ended December 31, 2019, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each LifePath Index Fund’s Investor P Shares as follows:

	LifePath Index Retirement Fund	LifePath Index 2025 Fund	LifePath Index 2030 Fund	LifePath Index 2035 Fund	LifePath Index 2040 Fund
Investor P	$70,397	$45,116	$141,105	$15,576	$128,461

	LifePath Index 2045 Fund	LifePath Index 2050 Fund	LifePath Index 2055 Fund	LifePath Index 2060 Fund	LifePath Index 2065 Fund
Investor P	$3,707	$58,537	$2,468	$2,149	$—

For the year ended December 31, 2019, affiliates received CDSCs as follows:

	LifePath Index Retirement Fund	LifePath Index 2025 Fund	LifePath Index 2040 Fund
Investor P	$301	$3	$5

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each LifePath Index Fund, BFA, the investment manager for the LifePath Index Master Portfolios, and BAL have each contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each LifePath Index Fund’s business (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:

	Contractual Caps through April 30, 2021 (a)				Contractual Caps through March 1, 2020 (b)
	Institutional	Investor A	Class K	Investor P	Institutional	Investor A	Class K	Investor P
LifePath Index Retirement Fund	0.09%	0.34%	0.04%	0.34%	1.09%	1.34%	1.04%	1.34%
LifePath Index 2030 Fund	0.09	0.34	0.04	0.34	1.09	1.34	1.04	1.34
LifePath Index 2040 Fund	0.08	0.33	0.03	0.33	1.08	1.33	1.03	1.33
LifePath Index 2050 Fund	0.08	0.33	0.03	0.33	1.10	1.35	1.05	1.35
LifePath Index 2065 Fund	0.09	0.34	0.04	0.34	1.09	1.34	1.04	1.34

	Contractual Caps through April 30, 2020 (a)				Contractual Caps through March 1, 2020 (b)
	Institutional	Investor A	Class K	Investor P	Institutional	Investor A	Class K	Investor P
LifePath Index 2025 Fund	0.09%	0.34%	0.04%	0.34%	1.09%	1.34%	1.04%	1.34%
LifePath Index 2035 Fund	0.08	0.33	0.03	0.33	1.08	1.33	1.03	1.33
LifePath Index 2045 Fund	0.08	0.33	0.03	0.33	1.10	1.35	1.05	1.35
LifePath Index 2055 Fund	0.07	0.32	0.02	0.32	1.10	1.35	1.05	1.35
LifePath Index 2060 Fund	0.07	0.32	0.02	0.32	1.10	1.35	1.05	1.35

Prior	to April 30, 2019, the expense limitations for LifePath Index Funds as a percentage of average daily net assets for were as follows:

	Contractual Caps through April 30, 2021 (a)				Contractual Caps through March 1, 2020 (b)
	Institutional	Investor A	Class K	Investor P	Institutional	Investor A	Class K	Investor P
LifePath Index Retirement Fund	0.10%	0.35%	0.05%	0.35%	1.10%	1.35%	1.05%	1.35%

	Contractual Caps through April 30, 2020 (a)				Contractual Caps through March 1, 2020 (b)
	Institutional	Investor A	Class K	Investor P	Institutional	Investor A	Class K	Investor P
LifePath Index 2035 Fund	0.09%	0.34%	0.04%	0.34%	1.10%	1.35%	1.05%	1.35%

(a)

The contractual agreements may be terminated upon 90 days’ notice by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of the majority of the outstanding voting securities of the applicable LifePath Index Fund.

(b)	Effective March 1, 2020, the Board approved the termination of these contractual expense limitations.

These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Administrator/Manager and transfer agent fees waived and/or reimbursed — class specific respectively, in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements  (continued)

For the year ended December 31, 2019, the amounts included in fees waived and/or reimbursed by the Administrator/Manager were as follows:

LifePath Index Retirement Fund	$1,245,630
LifePath Index 2025 Fund	1,404,250
LifePath Index 2030 Fund	2,492,600
LifePath Index 2035 Fund	1,261,865
LifePath Index 2040 Fund	2,002,823
LifePath Index 2045 Fund	934,908
LifePath Index 2050 Fund	1,020,093
LifePath Index 2055 Fund	537,020
LifePath Index 2060 Fund	236,256
LifePath Index 2065 Fund	97,613

For the year ended December 31, 2019, the amounts included in transfer agent fees waived and/or reimbursed — class specific were as follows:

	Institutional	Investor A	Class K	Investor P	Total
LifePath Index Retirement Fund	$32,605	$72,771	$58,307	$86,244	$249,927
LifePath Index 2025 Fund	7,251	21,433	78,138	1,892	108,714
LifePath Index 2030 Fund	92,446	218,032	91,556	262,434	664,468
LifePath Index 2035 Fund	8,082	23,985	92,183	2,022	126,272
LifePath Index 2040 Fund	149,628	126,126	94,339	264,235	634,328
LifePath Index 2045 Fund	9,308	25,443	93,564	1,691	130,006
LifePath Index 2050 Fund	11,840	59,348	106,659	128,028	305,875
LifePath Index 2055 Fund	16,538	31,050	101,028	1,848	150,464
LifePath Index 2060 Fund	6,810	10,996	57,666	2,234	77,706
LifePath Index 2065 Fund	11	12	15	12	50

With respect to the contractual expense limitation, if during a LifePath Index Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Administrator, are less than the current expense limitation for that share class, the Administrator is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) each LifePath Index Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Administrator or an affiliate continues to serve as a LifePath Index Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to any voluntary waivers that may be in effect from time to time. Effective December 1, 2019, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses was terminated, except with respect to LifePath Index 2060 Fund and Lifepath Index 2065 Fund, with respect to which such arrangement will terminate on March 2, 2020.

As of December 31, 2019, the following fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

Expiring March 2, 2020
LifePath Index 2060 Fund
Fund Level	$542,356
Institutional	10,010
Investor A	15,149
Class K	118,308
Investor P	2,234
LifePath Index 2065 Fund
Fund Level	97,613
Institutional	11
Investor A	12
Class K	15
Investor P	12

82	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

The following LifePath Index Fund level and class specific waivers and/or reimbursements previously recorded by the LifePath Index Funds, which were subject to recoupment by the Administrator, expired on December 1, 2019:

LifePath Index Retirement Fund
Fund Level	$1,947,260
Institutional	34,021
Investor A	75,370
Class K	132,993
Investor P	72,492
LifePath Index 2025 Fund
Fund Level	3,011,705
Institutional	16,015
Investor A	36,795
Class K	167,873
Investor P	1,511
LifePath Index 2030 Fund
Fund Level	4,409,895
Institutional	92,577
Investor A	231,676
Class K	205,768
Investor P	217,388
LifePath Index 2035 Fund
Fund Level	2,658,496
Institutional	17,431
Investor A	42,086
Class K	188,790
Investor P	1,573
LifePath Index 2040 Fund
Fund Level	3,490,191
Institutional	140,764
Investor A	142,598
Class K	208,735
Investor P	218,752
LifePath Index 2045 Fund
Fund Level	1,920,553
Institutional	20,986
Investor A	40,669
Class K	195,834
Investor P	1,325
LifePath Index 2050 Fund
Fund Level	1,911,917
Institutional	22,529
Investor A	75,830
Class K	229,497
Investor P	106,424
LifePath Index 2055 Fund
Fund Level	1,050,149
Institutional	34,348
Investor A	49,446
Class K	212,868
Investor P	1,441

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each LifePath Index Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each LifePath Index Fund’s investment policies and restrictions. Each LifePath Index Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2019, the LifePath Index Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trusts are directors and/or officers of BlackRock or its affiliates.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements  (continued)

5.	INCOME TAX INFORMATION

It is each LifePath Index Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each LifePath Index Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Index Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2019, except for LifePath Index 2060 Fund, which remains open for the years ended December 31, 2019, December 31, 2018 and December 31, 2017 and for the period ended December 31, 2016, and LifePath Index 2065 Fund, which remains open for the period ended December 31, 2019. The statutes of limitations on each LifePath Index Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Index Funds as of June 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Index Fund’s financial statements.

The tax character of distributions paid was as follows:

		LifePath Index Retirement Fund	LifePath Index 2025 Fund	LifePath Index 2030 Fund	LifePath Index 2035 Fund
Ordinary income	12/31/19	$97,732,162	$111,629,296	$207,662,131	$101,947,198
	12/31/18	36,440,772	70,444,802	98,285,957	61,654,663
Long-term capital gains	12/31/19	2,982,199	11,761,069	25,611,015	22,744,363
	12/31/18	1,627,806	5,992,869	2,023,513	396,534

Total	12/31/19	$100,714,361	$123,390,365	$233,273,146	$124,691,561

	12/31/18	$38,068,578	$76,437,671	$100,309,470	$62,051,197

		LifePath Index 2040 Fund	LifePath Index 2045 Fund	LifePath Index 2050 Fund	LifePath Index 2055 Fund	LifePath Index 2060 Fund	LifePath Index 2065 Fund
Ordinary income	12/31/19	$174,844,665	$73,195,299	$81,801,983	$36,357,901	$8,455,605	$18,201
	12/31/18	75,020,175	41,993,674	39,232,216	18,153,081	3,063,594	—
Long-term capital gains	12/31/19	18,717,531	17,687,243	12,714,412	4,061,947	—	—
	12/31/18	2,215,621	282,680	367,932	—	—	—

Total	12/31/19	$193,562,196	$90,882,542	$94,516,395	$40,419,848	$8,455,605	$18,201

	12/31/18	$77,235,796	$42,276,354	$39,600,148	$18,153,081	$3,063,594	$—

As of period end, the tax components of accumulated net earnings were as follows:

	LifePath Index Retirement Fund	LifePath Index 2025 Fund	LifePath Index 2030 Fund	LifePath Index 2035 Fund	LifePath Index 2040 Fund
Undistributed ordinary income	$2,983,799	$1,126,937	$2,297,453	$1,443,010	$2,283,596
Undistributed long-term capital gains	1,077,658	731,869	953,603	770,402	687,174
Non-expiring capital loss carryforwards(a)	—	—	—	—	—
Net unrealized gains (losses)(b)	870,886,955	547,272,828	1,017,081,976	592,955,273	913,299,796

	$874,948,412	$549,131,634	$1,020,333,032	$595,168,685	$916,270,566

	LifePath Index 2045 Fund	LifePath Index 2050 Fund	LifePath Index 2055 Fund	LifePath Index 2060 Fund	LifePath Index 2065 Fund
Undistributed ordinary income	$1,171,706	$1,199,565	$534,369	$24,328	$460
Undistributed long-term capital gains	542,280	467,271	212,216	—	—
Non-expiring capital loss carryforwards(a)	—	—	—	(2,590,063)	(1,802)
Net unrealized gains (losses)(b)	452,216,809	469,500,552	211,858,982	44,012,798	70,982

	$453,930,795	$471,167,388	$212,605,567	$41,447,063	$69,640

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis net unrealized gains were attributable primarily to the timing and recognition of partnership income.

84	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

During the year ended December 31, 2019, the LifePath Index Funds listed below utilized the following amounts of their respective capital loss carryforwards:

	LifePath Index 2055 Fund	LifePath Index 2060 Fund
Amount utilized	$1,163,553	$640,871

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 12/31/19		Year Ended 12/31/18
LifePath Index Retirement Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	4,905,764	$62,262,954	1,018,761	$12,306,958
Shares issued in reinvestment of distributions	513,150	6,591,337	157,830	1,863,349
Shares issued in reorganization	27,639,915	357,244,026	8,655,642	102,611,665
Shares redeemed	(4,822,605)	(60,496,765)	(3,185,794)	(38,910,422)

Net increase	28,236,224	$365,601,552	6,646,439	$77,871,550

Investor A
Shares sold	4,564,803	$57,839,346	1,803,896	$21,822,814
Shares issued in reinvestment of distributions	281,351	3,610,000	142,119	1,695,936
Shares issued in reorganization	14,891,702	192,208,015	1,678,660	19,874,164
Shares redeemed	(3,392,383)	(42,835,432)	(3,800,607)	(45,851,833)

Net increase (decrease)	16,345,473	$210,821,929	(175,932)	$(2,458,919)

Class K
Shares sold	86,341,268	$1,094,046,524	42,820,116	$520,333,908
Shares issued in reinvestment of distributions	4,517,341	57,935,745	2,370,700	28,321,393
Shares issued in reorganization	184,547,978	2,384,059,929	—	—
Shares redeemed	(33,878,510)	(427,109,047)	(32,129,043)	(388,710,104)

Net increase	241,528,077	$3,108,933,151	13,061,773	$159,945,197

			Period from 08/06/18 (a) 12/31/18
Investor P
Shares sold	3,607,587	$45,490,004	286,654	$3,354,804
Shares issued in reinvestment of distributions	2,542,411	32,515,330	535,522	6,174,572
Shares issued in reorganization	125,287,382	1,615,690,375	79,777,654	944,050,555
Shares redeemed	(14,988,562)	(187,362,343)	(1,461,884)	(17,078,748)

Net increase	116,448,818	$1,506,333,366	79,137,946	$936,501,183

Total Net Increase	402,558,592	$5,191,689,998	98,670,226	$1,171,859,011

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements  (continued)

	Year Ended 12/31/19		Year Ended 12/31/18
LifePath Index 2025 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	8,671,908	$118,306,056	2,786,123	$36,662,354
Shares issued in reinvestment of distributions	308,993	4,309,186	208,838	2,690,202
Shares redeemed	(4,192,327)	(55,991,978)	(2,230,551)	(29,584,230)

Net increase	4,788,574	$66,623,264	764,410	$9,768,326

Investor A
Shares sold	4,402,937	$59,574,100	4,114,519	$53,756,622
Shares issued in reinvestment of distributions	306,470	4,248,493	234,212	3,022,227
Shares redeemed	(3,322,780)	(45,459,031)	(6,478,953)	(84,783,504)

Net increase (decrease)	1,386,627	$18,363,562	(2,130,222)	$(28,004,655)

Class K
Shares sold	92,247,193	$1,249,686,541	85,436,344	$1,130,731,768
Shares issued in reinvestment of distributions	8,207,331	114,044,149	5,436,397	69,992,604
Shares redeemed	(35,156,325)	(475,785,645)	(34,247,010)	(452,194,477)

Net increase	65,298,199	$887,945,045	56,625,731	$748,529,895

			Period from 08/06/18 (a) 12/31/18
Investor P
Shares sold	2,360,250	$32,081,289	146,038	$1,841,449
Shares issued in reinvestment of distributions	46,892	655,178	1,287	15,853
Shares redeemed	(145,937)	(1,983,233)	(429)	(5,540)

Net increase	2,261,205	$30,753,234	146,896	$1,851,762

Total Net Increase	73,734,605	$1,003,685,105	55,406,815	$732,145,328

	Year Ended 12/31/19		Year Ended 12/31/18
LifePath Index 2030 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	12,286,887	$172,309,139	2,743,880	$36,971,977
Shares issued in reinvestment of distributions	1,116,959	16,070,239	366,961	4,756,501
Shares issued in reorganization	—	—	21,743,189	287,322,872
Shares redeemed	(6,556,867)	(89,999,831)	(3,604,541)	(49,058,080)

Net increase	6,846,979	$98,379,547	21,249,489	$279,993,270

Investor A
Shares sold	5,545,925	$77,172,744	4,918,089	$66,186,329
Shares issued in reinvestment of distributions	703,278	10,099,959	414,863	5,486,766
Shares issued in reorganization	—	—	3,836,618	50,659,133
Shares redeemed	(5,471,152)	(76,586,975)	(7,549,133)	(101,230,237)

Net increase	778,051	$10,685,728	1,620,437	$21,101,991

Class K
Shares sold	100,048,389	$1,391,816,762	88,692,082	$1,202,120,206
Shares issued in reinvestment of distributions	10,285,729	147,707,101	5,593,577	74,012,088
Shares redeemed	(36,638,871)	(507,064,310)	(34,469,319)	(464,989,328)

Net increase	73,695,247	$1,032,459,553	59,816,340	$811,142,966

			Period from 08/06/18 (a) 12/31/18
Investor P
Shares sold	6,400,755	$89,352,544	695,685	$8,937,775
Shares issued in reinvestment of distributions	4,135,772	59,334,598	988,350	12,413,678
Shares issued in reorganization	—	—	143,425,167	1,893,242,740
Shares redeemed	(17,903,626)	(248,439,469)	(1,533,742)	(19,672,490)

Net increase (decrease)	(7,367,099)	$(99,752,327)	143,575,460	$1,894,921,703

Total Net Increase	73,953,178	$1,041,772,501	226,261,726	$3,007,159,930

86	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

	Year Ended 12/31/19		Year Ended 12/31/18
LifePath Index 2035 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	5,638,310	$81,445,287	2,368,966	$33,176,038
Shares issued in reinvestment of distributions	283,106	4,231,753	162,424	2,215,283
Shares redeemed	(3,535,268)	(50,303,945)	(2,120,005)	(29,784,429)

Net increase	2,386,148	$35,373,095	411,385	$5,606,892

Investor A
Shares sold	4,685,276	$67,068,400	3,577,658	$49,526,634
Shares issued in reinvestment of distributions	316,370	4,706,667	183,582	2,509,086
Shares redeemed	(2,687,655)	(39,067,868)	(6,990,357)	(97,092,915)

Net increase (decrease)	2,313,991	$32,707,199	(3,229,117)	$(45,057,195)

Class K
Shares sold	76,574,620	$1,098,990,051	73,766,605	$1,035,015,252
Shares issued in reinvestment of distributions	7,746,108	115,409,385	4,034,863	54,919,314
Shares redeemed	(24,944,651)	(357,738,221)	(24,064,060)	(336,144,172)

Net increase	59,376,077	$856,661,215	53,737,408	$753,790,394

			Period from 08/06/18 (a) 12/31/18
Investor P
Shares sold	793,365	$11,414,227	50,416	$698,111
Shares issued in reinvestment of distributions	17,583	264,146	228	2,930
Shares redeemed	(65,069)	(926,289)	(6,955)	(97,651)

Net increase	745,879	$10,752,084	43,689	$603,390

Total Net Increase	64,822,095	$935,493,593	50,963,365	$714,943,481

	Year Ended 12/31/19		Year Ended 12/31/18
LifePath Index 2040 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	7,869,162	$116,162,801	2,348,124	$33,491,008
Shares issued in reinvestment of distributions	1,205,226	18,461,539	361,143	4,857,705
Shares issued in reorganization	—	—	26,825,150	374,985,551
Shares redeemed	(6,623,487)	(97,093,441)	(2,877,170)	(41,457,093)

Net increase	2,450,901	$37,530,899	26,657,247	$371,877,171

Investor A
Shares sold	3,933,402	$63,168,276	3,092,910	$44,012,849
Shares issued in reinvestment of distributions	847,924	7,246,146	258,397	3,595,278
Shares issued in reorganization	—	—	1,605,991	22,400,500
Shares redeemed	(2,896,325)	(42,662,793)	(5,862,446)	(83,217,233)

Net increase (decrease)	1,885,001	$27,751,629	(905,148)	$(13,208,606)

Class K
Shares sold	72,855,160	$1,066,849,549	68,493,857	$984,415,934
Shares issued in reinvestment of distributions	7,543,745	121,403,043	4,038,313	56,253,940
Shares redeemed	(26,101,264)	(381,597,209)	(23,435,959)	(336,249,609)

Net increase	54,297,641	$806,655,383	49,096,211	$704,420,265

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements  (continued)

	Year Ended 12/31/19		Period from 08/06/18 (a) 12/31/18
LifePath Index 2040 Fund	Shares	Amount	Shares	Amount
Investor P
Shares sold	5,339,456	$78,560,818	610,682	$8,249,747
Shares issued in reinvestment of distributions	3,036,381	46,388,729	718,462	9,368,763
Shares issued in reorganization	—	—	98,207,119	1,369,311,095
Shares redeemed	(11,727,881)	(172,101,344)	(940,199)	(12,613,942)

Net increase (decrease)	(3,352,044)	$(47,151,797)	98,596,064	$1,374,315,663

Total Net Increase	55,281,499	$824,786,114	173,444,374	$2,437,404,493

	Year Ended 12/31/19		Year Ended 12/31/18
LifePath Index 2045 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	4,134,440	$62,675,783	1,761,127	$25,974,627
Shares issued in reinvestment of distributions	198,083	3,126,280	116,891	1,664,435
Shares redeemed	(2,451,852)	(36,690,669)	(1,599,604)	(23,680,179)

Net increase	1,880,671	$29,111,394	278,414	$3,958,883

Investor A
Shares sold	3,481,014	$55,742,213	2,097,187	$30,545,308
Shares issued in reinvestment of distributions	466,810	3,753,639	103,627	1,476,280
Shares redeemed	(1,440,103)	(21,858,169)	(2,950,219)	(43,060,237)

Net increase (decrease)	2,507,721	$37,637,683	(749,405)	$(11,038,649)

Class K
Shares sold	53,873,707	$811,182,666	52,152,175	$770,272,652
Shares issued in reinvestment of distributions	5,090,520	83,895,290	2,636,073	37,504,077
Shares redeemed	(15,125,320)	(228,116,394)	(14,612,103)	(215,240,097)

Net increase	43,838,907	$666,961,562	40,176,145	$592,536,632

			Period from 08/06/18 (a) 12/31/18
Investor P
Shares sold	274,521	$4,154,025	18,713	$274,716
Shares issued in reinvestment of distributions	4,768	75,631	43	576
Shares redeemed	(89,626)	(1,363,227)	—	—

Net increase	189,663	$2,866,429	18,756	$275,292

Total Net Increase	48,416,962	$736,577,068	39,723,910	$585,732,158

	Year Ended 12/31/19		Year Ended 12/31/18
LifePath Index 2050 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	4,330,085	$66,648,432	1,921,818	$28,798,586
Shares issued in reinvestment of distributions	193,605	3,110,797	109,448	1,584,622
Shares redeemed	(2,915,933)	(44,484,704)	(1,627,411)	(24,463,793)

Net increase	1,607,757	$25,274,525	403,855	$5,919,415

Investor A
Shares sold	3,135,666	$50,818,895	1,909,678	$28,396,016
Shares issued in reinvestment of distributions	435,815	3,961,737	116,711	1,684,226
Shares issued in reorganization	—	—	468,763	6,808,977
Shares redeemed	(1,323,680)	(20,382,687)	(2,744,609)	(40,597,035)

Net increase (decrease)	2,247,801	$34,397,945	(249,457)	$(3,707,816)

88	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

	Year Ended 12/31/19		Year Ended 12/31/18
LifePath Index 2050 Fund	Shares	Amount	Shares	Amount

Class K
Shares sold	49,981,430	$764,140,308	44,071,463	$660,447,388
Shares issued in reinvestment of distributions	4,369,899	73,138,948	2,188,372	31,631,006
Shares redeemed	(15,228,350)	(232,305,398)	(13,552,432)	(202,522,689)

Net increase	39,122,979	$604,973,858	32,707,403	$489,555,705

			Period from 08/06/18 (a) 12/31/18
Investor P
Shares sold	2,474,823	$37,927,935	288,227	$4,036,933
Shares issued in reinvestment of distributions	894,935	14,295,142	225,005	3,030,818
Shares issued in reorganization	—	—	28,990,652	420,898,833
Shares redeemed	(3,897,691)	(59,553,609)	(285,840)	(4,003,124)

Net increase (decrease)	(527,933)	$(7,330,532)	29,218,044	$423,963,460

Total Net Increase	42,450,604	$657,315,796	62,079,845	$915,730,764

	Year Ended 12/31/19		Year Ended 12/31/18
LifePath Index 2055 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	3,390,696	$53,061,446	2,107,289	$32,048,848
Shares issued in reinvestment of distributions	134,518	2,263,835	88,556	1,303,230
Shares redeemed	(3,452,650)	(53,704,844)	(1,201,441)	(18,368,110)

Net increase	72,564	$1,620,437	994,404	$14,983,968

Investor A
Shares sold	2,474,834	$38,772,796	1,772,760	$26,744,014
Shares issued in reinvestment of distributions	121,480	1,993,577	56,193	825,967
Shares redeemed	(975,049)	(15,544,849)	(1,505,879)	(22,806,201)

Net increase	1,621,265	$25,221,524	323,074	$4,763,780

Class K
Shares sold	33,196,411	$520,913,388	25,856,060	$394,481,228
Shares issued in reinvestment of distributions	2,210,087	36,083,191	1,036,696	15,248,145
Shares redeemed	(8,065,519)	(126,795,533)	(6,525,650)	(99,674,872)

Net increase	27,340,979	$430,201,046	20,367,106	$310,054,501

			Period from 08/06/18 (a) 12/31/18
Investor P
Shares sold	94,831	$1,507,303	15,211	$235,121
Shares issued in reinvestment of distributions	1,995	32,915	18	243
Shares redeemed	(1,530)	(24,770)	—	—

Net increase	95,296	$1,515,448	15,229	$235,364

Total Net Increase	29,130,104	$458,558,455	21,699,813	$330,037,613

	Year Ended 12/31/19		Year Ended 12/31/18
LifePath Index 2060 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	769,062	$10,701,713	282,879	$3,835,618
Shares issued in reinvestment of distributions	13,578	198,331	4,187	54,600
Shares redeemed	(271,175)	(3,774,832)	(135,209)	(1,727,284)

Net increase	511,465	$7,125,212	151,857	$2,162,934

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements  (continued)

	Year Ended 12/31/19		Year Ended 12/31/18
LifePath Index 2060 Fund	Shares	Amount	Shares	Amount

Investor A
Shares sold	552,935	$7,707,090	287,980	$3,809,813
Shares issued in reinvestment of distributions	15,283	221,349	4,959	64,121
Shares redeemed	(171,832)	(2,426,776)	(152,560)	(2,014,458)

Net increase	396,386	$5,501,663	140,379	$1,859,476

Class K
Shares sold	16,256,353	$227,305,816	9,592,596	$129,240,676
Shares issued in reinvestment of distributions	551,181	8,000,911	210,669	2,729,831
Shares redeemed	(3,493,925)	(48,511,972)	(2,717,537)	(36,917,240)

Net increase	13,313,609	$186,794,755	7,085,728	$95,053,267

			Period from 08/06/18 (a) 12/31/18
Investor P
Shares sold	125,007	$1,749,678	21,274	$287,443
Shares issued in reinvestment of distributions	1,979	28,925	49	598
Shares redeemed	(12,575)	(176,058)	—	—

Net increase	114,411	$1,602,545	21,323	$288,041

Total Net Increase	14,335,871	$201,024,175	7,399,287	$99,363,718

	Period from 10/30/19 (a) 12/31/19
LifePath Index 2065 Fund	Shares	Amount
Institutional
Shares sold	5,001	$50,010
Shares redeemed	(1)	(10)

Net increase	5,000	$50,000

Investor A
Shares sold	5,035	$50,360
Shares issued in reinvestment of distributions	—	3
Shares redeemed	(1)	(10)

Net increase	5,034	$50,353

Class K
Shares sold	184,319	$1,869,688
Shares issued in reinvestment of distributions	861	9,028
Shares redeemed	(144)	(1,492)

Net increase	185,036	$1,877,224

Investor P
Shares sold	5,001	$50,010
Shares redeemed	(1)	(10)

Net increase	5,000	$50,000

Total Net Increase	200,070	$2,027,577

(a)	Commencement of operations.

90	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

As of December 31, 2019, shares owned by BlackRock Financial Management, Inc., an affiliate of the LifePath Index Funds, were as follows:

	Institutional	Investor A	Class K	Investor P
LifePath Index Retirement Fund	—	—	—	32,483
LifePath Index 2025 Fund	—	—	—	14,948
LifePath Index 2030 Fund	—	—	—	14,524
LifePath Index 2035 Fund	—	—	—	14,025
LifePath Index 2040 Fund	—	—	—	13,661
LifePath Index 2045 Fund	—	—	—	13,289
LifePath Index 2050 Fund	—	—	—	13,072
LifePath Index 2055 Fund	—	—	—	12,821
LifePath Index 2060 Fund	—	—	—	14,482
LifePath Index 2065 Fund	5,000	5,000	85,000	5,000

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the LifePath Index Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	91

Report of Independent Registered Public Accounting Firm	BlackRock Funds III

To the Board of Trustees of

BlackRock Funds III and Shareholders of each of the ten series listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the series listed in the table below (ten of the series constituting BlackRock Funds III, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For each of the periods indicated therein
BlackRock LifePath® Index 2065 Fund	For the period October 30, 2019 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the administrator of the Master Portfolios. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 27, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

92	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Important Tax Information  (unaudited)

During the fiscal year ended December 31, 2019, the following information is provided with respect to the ordinary income distributions paid:

	LifePath Index Retirement Fund	LifePath Index 2020 Fund (a)	LifePath Index 2025 Fund	LifePath Index 2030 Fund	LifePath Index 2035 Fund	LifePath Index 2040 Fund	LifePath Index 2045 Fund	LifePath Index 2050 Fund	LifePath Index 2055 Fund	LifePath Index 2060 Fund	LifePath Index 2065 Fund
Qualified Dividend Income for Individuals(b)	29.73%	25.58%	35.98%	41.98%	49.88%	51.33%	60.08%	59.17%	61.86%	64.12%	62.98%
Qualified Business Income(b)	0.32	0.77	2.20	2.80	4.49	4.26	6.26	5.77	5.95	4.42	—
Dividends Qualifying for the Dividend Received Deduction for Corporations(b)	13.10	17.10	18.09	20.56	23.56	24.10	27.39	26.88	27.64	27.52	14.17
Federal Obligation Interest(c)	19.06	22.53	15.67	11.00	7.87	4.04	1.87	0.68	0.65	0.67	1.79
Interest Related Dividends and Short-Term Capital Gains for Non-U.S. Residents(d)	49.07	57.87	40.83	35.30	21.94	21.55	6.44	9.17	3.96	1.49	5.07

(a)	Effective November 18, 2019, LifePath® Index 2020 Fund reorganized into LifePath Index Retirement Fund.
(b)	The LifePath Index Funds hereby designate the percentages indicated above or the maximum amount allowable by law.
(c)

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

(d)	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the LifePath Index Funds distributed long-term capital gains per-share to shareholder of record as follows:

	Record Date	LifePath Index Retirement Fund	LifePath Index 2020 Fund (a)	LifePath Index 2025 Fund	LifePath Index 2030 Fund	LifePath Index 2035 Fund	LifePath Index 2040 Fund	LifePath Index 2045 Fund	LifePath Index 2050 Fund	LifePath Index 2055 Fund	LifePath Index 2060 Fund	LifePath Index 2065 Fund
Long-Term Capital Gains Per Share	6/27/2019	$—	$—	$0.0105700	$—	$0.0126430	$—	$0.0109960	$—	$—	$—	$—
	11/12/2019	—	0.0256950	—	—	—	—	—	—	—	—	—
	12/30/2019	0.0049900	—	0.0284440	0.0491030	0.0758570	0.0487040	0.0894010	0.0687900	0.0464410	—	—

IMPORTANT TAX INFORMATION	93

Master Portfolio Information as of December 31, 2019

LifePath® Index Retirement Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Fixed Income Funds	60%
Equity Funds	40

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
U.S. Total Bond Index Master Portfolio	52%
Large Cap Index Master Portfolio	22
iShares Core MSCI Total International Stock ETF	12
iShares TIPS Bond ETF	8
Master Small Cap Index Series	3
iShares Developed Real Estate Index Fund — Class K	2

LifePath® Index 2025 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	54%
Fixed Income Funds	46
Short-Term Securities	1
Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
U.S. Total Bond Index Master Portfolio	38%
Large Cap Index Master Portfolio	29
iShares Core MSCI Total International Stock ETF	19
iShares TIPS Bond ETF	7
Master Small Cap Index Series	3
iShares Developed Real Estate Index Fund — Class K	2

LifePath® Index 2030 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	67%
Fixed Income Funds	33
Short-Term Securities	1
Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
Large Cap Index Master Portfolio	36%
U.S. Total Bond Index Master Portfolio	27
iShares Core MSCI Total International Stock ETF	25
iShares TIPS Bond ETF	6
iShares Developed Real Estate Index Fund — Class K	3
Master Small Cap Index Series	3

LifePath® Index 2035 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	78%
Fixed Income Funds	22
Short-Term Securities	1
Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
Large Cap Index Master Portfolio	41%
iShares Core MSCI Total International Stock ETF	30
U.S. Total Bond Index Master Portfolio	17
iShares TIPS Bond ETF	5
iShares Developed Real Estate Index Fund — Class K	4
Master Small Cap Index Series	2

The LifePath Index Master Portfolios’ allocations and holdings listed above are current as of the report date. However, the LifePath Index Master Portfolios are regularly monitored and their composition may vary throughout various periods.

94	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Master Portfolio Information  as of December 31, 2019 (continued)

LifePath® Index 2040 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	88%
Fixed Income Funds	12

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
Large Cap Index Master Portfolio	47%
iShares Core MSCI Total International Stock ETF	35
U.S. Total Bond Index Master Portfolio	8
iShares Developed Real Estate Index Fund — Class K	4
iShares TIPS Bond ETF	3
Master Small Cap Index Series	2

LifePath® Index 2045 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	95%
Fixed Income Funds	4
Short-Term Securities	1

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
Large Cap Index Master Portfolio	50%
iShares Core MSCI Total International Stock ETF	38
iShares Developed Real Estate Index Fund — Class K	5
U.S. Total Bond Index Master Portfolio	3
Master Small Cap Index Series	2
iShares TIPS Bond ETF	1

LifePath® Index 2050 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	98%
Fixed Income Funds	1
Short-Term Securities	1

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
Large Cap Index Master Portfolio	52%
iShares Core MSCI Total International Stock ETF	40
iShares Developed Real Estate Index Fund — Class K	5
Master Small Cap Index Series	2
U.S. Total Bond Index Master Portfolio	1

LifePath® Index 2055 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	99%
Fixed Income Funds	1

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
Large Cap Index Master Portfolio	52%
iShares Core MSCI Total International Stock ETF	40
iShares Developed Real Estate Index Fund — Class K	5
Master Small Cap Index Series	2
U.S. Total Bond Index Master Portfolio	1

The LifePath Index Master Portfolios’ allocations and holdings listed above are current as of the report date. However, the LifePath Index Master Portfolios are regularly monitored and their composition may vary throughout various periods.

MASTER PORTFOLIO INFORMATION	95

Master Portfolio Information  as of December 31, 2019 (continued)

LifePath® Index 2060 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	99%
Fixed Income Funds	1
Short-Term Securities	1
Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
Large Cap Index Master Portfolio	52%
iShares Core MSCI Total International Stock ETF	40
iShares Developed Real Estate Index Fund — Class K	5
Master Small Cap Index Series	2
U.S. Total Bond Index Master Portfolio	1

LifePath® Index 2065 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	98%
Short-Term Securities	5
Fixed Income Funds	1
Liabilities in Excess of Other Assets	(4)

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
Large Cap Index Master Portfolio	52%
iShares Core MSCI Total International Stock ETF	40
iShares Developed Real Estate Index Fund — Class K	5
Master Small Cap Index Series	2
U.S. Total Bond Index Master Portfolio	1

The LifePath Index Master Portfolios’ allocations and holdings listed above are current as of the report date. However, the LifePath Index Master Portfolios are regularly monitored and their composition may vary throughout various periods.

96	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2019	LifePath® Index Retirement Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 100.0%

Equity Funds — 40.1%
iShares Core MSCI Total International Stock ETF	15,808,802	$978,564,844
iShares Developed Real Estate Index Fund — Class K	15,414,657	169,252,930

	Investment Value
Large Cap Index Master Portfolio	$1,737,789,980	1,737,789,980
Master Small Cap Index Series	265,071,806	265,071,806

		3,150,679,560

	Shares

Fixed Income Funds — 59.7%
iShares TIPS Bond ETF	5,337,745	622,220,935

	Investment Value
U.S. Total Bond Index Master Portfolio	$4,063,455,945	4,063,455,945

		4,685,676,880

Security	Shares	Value

Short-Term Securities — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.55%(a)(b)	13,511,588	$13,511,588

Total Affiliated Investment Companies — 100.0% (Cost — $7,007,261,984)		7,849,868,028

Other Assets Less Liabilities — 0.0%		2,251,400

Net Assets — 100.0%		$7,852,119,428

(a)	Annualized 7-day yield as of period end.

(b)

During the year ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Share/ Investment Value Held at 12/31/18	Share/ Investment Value Purchased		Share/ Investment Value Sold	Share/ Investment Value Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	—	—		—	—	$—	$25,713	(c)	$10,165	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,590,845	11,920,743	(d)	—	13,511,588	13,511,588	114,801		—	—
iShares Core MSCI Total International Stock ETF	5,943,594	11,230,086		(1,364,878)	15,808,802	978,564,844	20,735,847		(1,383,732)	71,607,937
iShares Developed Real Estate Index Fund —Class K	1,198,043	14,351,682		(135,068)	15,414,657	169,252,930	7,079,246		(41,905)	(634,281)
iShares TIPS Bond ETF	1,868,876	3,667,632		(198,763)	5,337,745	622,220,935	4,447,133		(233,512)	15,905,295
Large Cap Index Master Portfolio	$512,645,381	$1,225,144,599	(d)	$—	$1,737,789,980	1,737,789,980	13,743,145		2,783,947	283,057,280
Master Small Cap Index Series	$82,325,044	$182,746,762	(d)	$—	$265,071,806	265,071,806	1,714,252		5,799,083	36,271,503
U.S. Total Bond Index Master Portfolio(d)	$1,175,114,516	$2,888,341,429	(d)	$—	$4,063,455,945	4,063,455,945	48,499,630		7,017,303	(53,603,868)

						$7,849,868,028	$96,359,767		$13,951,349	$352,603,866

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the LifePath Index Master Portfolio.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,770,038,709	$—	$—	$1,770,038,709
Short-Term Securities	13,511,588	—	—	13,511,588

Subtotal	$1,783,550,297	$—	$—	$1,783,550,297

Investments Valued at NAV(a)				6,066,317,731

Total Investment				$7,849,868,028

(a)	Certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	97

Schedule of Investments December 31, 2019	LifePath® Index 2025 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(d) — 100.4%

Equity Funds — 54.2%
iShares Core MSCI Total International Stock ETF(a)	14,073,602	$871,155,964
iShares Developed Real Estate Index Fund — Class K	10,216,687	112,179,226

	Investment Value
Large Cap Index Master Portfolio	$1,325,331,185	1,325,331,185
Master Small Cap Index Series	139,303,151	139,303,151

		2,447,969,526

	Shares

Fixed Income Funds — 45.5%
iShares TIPS Bond ETF	2,753,755	321,005,220

	Investment Value
U.S. Total Bond Index Master Portfolio	$1,735,817,461	1,735,817,461

		2,056,822,681

Security	Shares	Value

Short-Term Securities — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.87%(b)(c)	16,280,625	$16,287,137
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.55%(b)	17,412,435	17,412,435

		33,699,572

Total Affiliated Investment Companies — 100.4% (Cost — $3,993,576,891)		4,538,491,779

Liabilities in Excess of Other Assets — (0.4)%		(19,787,892)

Net Assets — 100.0%		$4,518,703,887

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.

(d)

During the year ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	100,607,389	—		(84,326,764	)(b)	16,280,625	$16,287,137	$51,640	(c)	$3,219	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,824,684	12,587,751	(b)	—		17,412,435	17,412,435	204,462		—	—
iShares Core MSCI Total International Stock ETF	10,828,697	4,399,405		(1,154,500)		14,073,602	871,155,964	25,355,422		(5,254,327)	123,127,282
iShares Developed Real Estate Index Fund — Class K	13,695,574	2,852,270		(6,331,157)		10,216,687	112,179,226	7,674,855		4,058,400	15,640,738
iShares TIPS Bond ETF	1,656,912	1,104,543		(7,700)		2,753,755	321,005,220	4,497,152		(52,665)	13,714,131
Large Cap Index Master Portfolio	$921,599,026	$403,732,159	(b)	$—		$1,325,331,185	1,325,331,185	21,886,176		6,622,138	278,873,532
Master Small Cap Index Series	$85,646,564	$53,656,587	(b)	$—		$139,303,151	139,303,151	1,673,908		7,393,989	20,231,915
Total International ex U.S. Index Master Portfolio(d)	$—	$—	(b)	$—		$—	—	—		6,622,987	—
U.S. Total Bond Index Master Portfolio	$1,104,362,670	$631,454,791	(b)	$—		$1,735,817,461	1,735,817,461	41,283,366		864,330	58,560,679

							$4,538,491,779	$102,626,981		$20,258,071	$510,148,277

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the LifePath Index Master Portfolio.

98	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2019	LifePath® Index 2025 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,304,340,410	$—	$—	$1,304,340,410
Short-Term Securities	33,699,572	—	—	33,699,572

Subtotal	$1,338,039,982	$—	$—	$1,338,039,982

Investments Valued at NAV(a)				3,200,451,797

Total Investments				$4,538,491,779

(a)	Certain investments of the LifePath Index Master Portfolio’s were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	99

Schedule of Investments December 31, 2019	LifePath® Index 2030 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(d) — 100.6%

Equity Funds — 66.5%
iShares Core MSCI Total International Stock ETF(a)	31,562,193	$1,953,699,747
iShares Developed Real Estate Index Fund — Class K	21,819,496	239,578,070

	Investment Value
Large Cap Index Master Portfolio	$2,782,798,842	2,782,798,842
Master Small Cap Index Series	215,331,988	215,331,988

		5,191,408,647

	Shares

Fixed Income Funds — 33.2%
iShares TIPS Bond ETF(a)	4,056,402	472,854,781

	Investment Value
U.S. Total Bond Index Master Portfolio	$2,122,135,033	2,122,135,033

		2,594,989,814

Security	Shares	Value

Short-Term Securities — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.87%(b)(c)(d)	44,319,895	$44,337,623
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.55%(b)(d)	23,229,450	23,229,450

		67,567,073

Total Affiliated Investment Companies — 100.6% (Cost — $6,844,175,403)		7,853,965,534

Liabilities in Excess of Other Assets — (0.6)%		(48,187,592)

Net Assets — 100.0%		$7,805,777,942

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.

(d)

During the year ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares /investment value held at 12/31/18	Shares/ Investment value Purchased		Shares/ Investment value Sold		Shares/ investment Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	55,372,313	—		(11,052,418	)(b)	44,319,895	$44,337,623	$74,451	(c)	$(5,577)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,015,670	17,213,780	(b)	—		23,229,450	23,229,450	342,935		—	—
iShares Core MSCI Total International Stock ETF	24,193,550	8,919,319		(1,550,676)		31,562,193	1,953,699,747	56,451,333		(7,482,606)	267,743,496
iShares Developed Real Estate Index Fund —Class K	43,086,305	4,559,529		(25,826,338)		21,819,496	239,578,070	18,131,518		20,527,385	38,924,908
iShares TIPS Bond ETF	2,270,994	1,803,108		(17,700)		4,056,402	472,854,781	6,536,529		(133,708)	19,036,213
Large Cap Index Master Portfolio	$2,075,075,786	707,723,056	(b)	$—		$2,782,798,842	2,782,798,842	46,947,122		4,220,097	812,760,192
Master Small Cap Index Series	$136,355,981	78,976,007	(b)	$—		$215,331,988	215,331,988	2,676,072		7,158,959	34,858,393
Total International ex U.S. Index Master Portfolio(d)	$9,822,080	—		$(9,822,080	)(b)	$—	—	6,860		11,068,593	(10,194,029)
U.S. Total Bond Index Master Portfolio	$1,572,076,760	550,058,273	(b)	$—		$2,122,135,033	2,122,135,033	53,569,240		8,787,461	(120,008,748)

							$7,853,965,534	$184,736,060		$44,140,604	$1,043,120,425

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased/(sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the LifePath Index Master Portfolio.

100	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2019	LifePath® Index 2030 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,666,132,598	$—	$—	$2,666,132,598
Short-Term Securities	67,567,073	—	—	67,567,073

Subtotal	$2,733,699,671	$—	$—	$2,733,699,671

Investments Valued at NAV(a)				5,120,265,863

Total Investments				$7,853,965,534

(a)

Certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	101

Schedule of Investments December 31, 2019	LifePath® Index 2035 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(d) — 100.5%

Equity Funds — 77.8%
iShares Core MSCI Total International Stock ETF(a)	19,972,829	$1,236,318,116
iShares Developed Real Estate Index Fund — Class K	13,541,220	148,682,591

	Investment Value
Large Cap Index Master Portfolio	$1,691,016,615	1,691,016,615
Master Small Cap Index Series	100,199,137	100,199,137

		3,176,216,459

	Shares

Fixed Income Funds — 21.9%
iShares TIPS Bond ETF	1,633,849	190,457,778

	Investment Value
U.S. Total Bond Index Master Portfolio	$703,226,470	703,226,470

		893,684,248

Security	Shares	Value

Short-Term Securities — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.87%(b)(c)	21,576,681	$21,585,312
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.55%(c)	11,982,921	11,982,921

		33,568,233

Total Affiliated Investment Companies — 100.5% (Cost — $3,512,600,472)		4,103,468,940

Liabilities in Excess of Other Assets — (0.5)%		(21,672,316)

Net Assets — 100.0%		$4,081,796,624

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.

(d)

During the year ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Share/ Investment Value Held at 12/31/18	Share/ Investment Value Purchased		Share/ Investment Value Sold		Share/ Investment Value Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	21,576,681	(b)	—		21,576,681	$21,585,312	$73,622	(c)	$12,968	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,598,067	5,384,854	(b)	—		11,982,921	11,982,921	207,108		—	—
iShares Core MSCI Total International Stock ETF	12,341,347	8,065,679		(434,197)		19,972,829	1,236,318,116	34,093,385		(2,207,384)	150,838,573
iShares Developed Real Estate Index Fund — Class K	26,571,467	5,277,492		(18,307,739)		13,541,220	148,682,591	11,362,015		11,790,036	25,616,774
iShares TIPS Bond ETF	658,134	977,515		(1,800)		1,633,849	190,457,778	2,397,629		(12,316)	6,261,132
Large Cap Index Master Portfolio	$1,067,319,615	$623,697,000	(b)	$—		$1,691,016,615	1,691,016,615	26,644,524		3,984,956	416,055,700
Master Small Cap Index Series	$49,503,645	$50,695,492	(b)	$—		$100,199,137	100,199,137	1,177,595		2,986,626	11,757,300
Total International ex U.S. Index Master Portfolio(d)	$10,368,490	$—		$(10,368,490	)(b)	$—	—	6,791		6,383,056	(6,262,382)
U.S. Total Bond Index Master Portfolio	$481,658,994	$221,567,476	(b)	$—		$703,226,470	703,226,470	17,201,146		1,469,414	(45,530,009)

							$4,103,468,940	$93,163,815		$24,407,356	$558,737,088

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the LifePath Index Master Portfolio.

102	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2019	LifePath® Index 2035 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,575,458,485	$—	$—	$1,575,458,485
Short-Term Securities	33,568,233	—	—	33,568,233

Subtotal	$1,609,026,718	$—	$—	$1,609,026,718

Investments Valued at NAV(a)				2,494,442,222

Total Investments				$4,103,468,940

(a)	Certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	103

Schedule of Investments December 31, 2019	LifePath® Index 2040 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 100.1%

Equity Funds — 88.3%
iShares Core MSCI Total International Stock ETF	35,066,941	$2,170,643,648
iShares Developed Real Estate Index Fund — Class K	23,378,698	256,698,100

	Investment Value
Large Cap Index Master Portfolio	$2,885,481,089	$2,885,481,089
Master Small Cap Index Series	135,100,281	135,100,281

		5,447,923,118

	Shares

Fixed Income Funds — 11.5%
iShares TIPS Bond ETF	1,608,347	187,485,010

Security	Investment Value	Value

Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$521,851,101	$521,851,101

		709,336,111

	Shares

Short-Term Securities — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.55%(a)	18,155,509	18,155,509

Total Affiliated Investment Companies — 100.1% (Cost — $5,253,564,457)		6,175,414,738

Liabilities in Excess of Other Assets — (0.1)%		(5,366,052)

Net Assets — 100.0%		$6,170,048,686

(a)	Annualized 7-day yield as of period end.

(b)

During the year ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Held at 12/31/18	Shares/ Investment Purchased		Shares/ Investment Sold		Shares/ Investment Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	27,557,510	—		(27,557,510	)(b)	—	$—	$70,719	(c)	$12,047	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,692,339	5,463,170	(b)	—		18,155,509	18,155,509	285,474		—	—
iShares Core MSCI Total International Stock ETF	23,629,833	12,016,708		(579,600)		35,066,941	2,170,643,648	60,511,510		(3,213,825)	271,021,013
iShares Developed Real Estate Index Fund —Class K	55,923,183	6,156,313		(38,700,798)		23,378,698	256,698,100	20,726,917		30,107,088	46,563,295
iShares TIPS Bond ETF	553,430	1,060,817		(5,900)		1,608,347	187,485,010	2,279,870		(40,653)	5,509,450
Large Cap Index Master Portfolio	$2,009,602,477	$875,878,612	(b)	$—		$2,885,481,089	2,885,481,089	47,127,484		2,238,078	676,853,904
Master Small Cap Index Series	$64,274,485	$70,825,796	(b)	$—		$135,100,281	135,100,281	1,629,819		3,748,082	12,135,396
Total International ex U.S. Index Master Portfolio(d)	$3,378,402	$—		$(3,378,402	)(b)	$—	—	—		6,563,588	(5,217,377)
U.S. Total Bond Index Master Portfolio	$461,970,519	$59,880,582	(b)	$—		$521,851,101	521,851,101	14,126,004		2,674,250	(39,643,334)

							$6,175,414,738	$146,757,797		$42,088,655	$967,222,347

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities

(d)	As of period end, the entity is no longer held by the LifePath Index Master Portfolio

104	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2019	LifePath® Index 2040 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,614,826,758	$—	$—	$2,614,826,758
Short-Term Securities	18,155,509	—	—	18,155,509

Subtotal	$2,632,982,267	$—	$—	$2,632,982,267

Investments Valued at NAV(a)				3,542,432,471

Total Investment				$6,175,414,738

(a)	Certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	105

Schedule of Investments December 31, 2019	LifePath® Index 2045 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 100.2%

Equity Funds — 95.4%
iShares Core MSCI Total International Stock ETF	18,405,622	$1,139,308,002
iShares Developed Real Estate Index Fund — Class K	12,244,120	134,440,438

	Investment Value
Large Cap Index Master Portfolio	$1,493,424,773	1,493,424,773
Master Small Cap Index Series	59,573,564	59,573,564

		2,826,746,777

	Shares

Fixed Income Funds — 4.4%
iShares TIPS Bond ETF	356,972	41,612,226

Security	Investment Value	Value

Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$88,557,698	$88,557,698

		130,169,924

	Shares

Short-Term Securities — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.55%(a)	12,785,343	12,785,343

Total Affiliated Investment Companies — 100.2% (Cost — $2,515,939,960)		2,969,702,044

Liabilities in Excess of Other Assets — (0.2)%		(6,110,283)

Net Assets — 100.0%		$2,963,591,761

(a)	Annualized 7-day yield as of period end.

(b)

During the year ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	7,144,245	—		(7,144,245	)(c)	—	$—	$8,972	(d)	$3,092	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,688,018	4,097,325	(c)	—		12,785,343	12,785,343	155,564		—	—
iShares Core MSCI Total International Stock ETF	10,546,905	7,938,917		(80,200)		18,405,622	1,139,308,002	30,466,991		(388,595)	130,170,684
iShares Developed Real Estate Index Fund — Class K	25,740,641	5,489,113		(18,985,634)		12,244,120	134,440,438	10,378,078		11,928,147	24,031,302
iShares TIPS Bond ETF	64,637	292,335		—		356,972	41,612,226	421,844		—	841,629
Large Cap Index Master Portfolio	$867,916,532	$625,508,241	(c)	$—		$1,493,424,773	1,493,424,773	22,420,494		1,980,647	297,488,199
Master Small Cap Index Series	$26,311,368	$33,262,196	(c)	$—		$59,573,564	59,573,564	722,222		1,925,229	4,593,246
Total International ex U.S. Index Master Portfolio(b)	$2,769,805	$—		$(2,769,805	)(c)	$—	—	—		3,994,462	(3,328,076)
U.S. Total Bond Index Master Portfolio	$72,763,207	$15,794,491	(c)	$—		$88,557,698	88,557,698	2,308,507		253,622	(5,754,050)

							$2,969,702,044	$66,882,672		$19,696,604	$448,042,934

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the LifePath Index Master Portfolio.
(c)	Represents net shares/investment value purchased (sold).
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

106	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2019	LifePath® Index 2045 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,315,360,666	$—	$—	$1,315,360,666
Short-Term Securities	12,785,343	—	—	12,785,343

Subtotal	$1,328,146,009	$—	$—	$1,328,146,009

Investments Valued at NAV(a)				1,641,556,035

Total Investments				$2,969,702,044

(a)	Certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	107

Schedule of Investments December 31, 2019	LifePath® Index 2050 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(d) — 100.1%

Equity Funds — 98.4%
iShares Core MSCI Total International Stock ETF(a)	20,144,706	$1,246,957,301
iShares Developed Real Estate Index Fund — Class K	13,362,044	146,715,238

	Investment Value
Large Cap Index Master Portfolio	$1,610,527,305	1,610,527,305
Master Small Cap Index Series	60,417,493	60,417,493

		3,064,617,337

	Shares

Fixed Income Funds — 1.3%
iShares TIPS Bond ETF	98,379	11,468,040

	Investment Value
U.S. Total Bond Index Master Portfolio	$29,761,016	29,761,016

		41,229,056

Security	Shares	Value

Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.87%(b)(c)	43,440	$43,457
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.55%(c)	10,519,363	10,519,363

		10,562,820

Total Affiliated Investment Companies — 100.1% (Cost — $2,641,300,860)		3,116,409,213

Liabilities in Excess of Other Assets — (0.1)%		(2,849,095)

Net Assets — 100.0%		$3,113,560,118

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.

(d)

During the year ended December 31, 2019, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	13,908,609	—		(13,865,169	)(b)	43,440	$43,457	$15,943	(c)	$1,236	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,544,214	3,975,149	(b)	—		10,519,363	10,519,363	152,941		—	—
iShares Core MSCI Total International Stock ETF	12,229,231	7,987,775		(72,300)		20,144,706	1,246,957,301	33,641,215		(771,413)	145,984,477
iShares Developed Real Estate Index Fund — Class K	29,349,060	5,839,273		(21,826,289)		13,362,044	146,715,238	11,459,172		15,260,502	25,435,166
iShares TIPS Bond ETF	—	98,379		—		98,379	11,468,040	93,874		—	134,626
Large Cap Index Master Portfolio	$980,500,343	$630,026,962	(b)	$—		$1,610,527,305	1,610,527,305	24,587,326		1,057,764	320,772,486
Master Small Cap Index Series	$30,806,723	$29,610,770	(b)	$—		$60,417,493	60,417,493	793,565		2,323,828	5,234,036
Total International ex U.S. Index Master Portfolio(d)	$2,283,108	$—		$(2,283,108	)(b)	$—	—	—		4,261,237	(3,525,437)
U.S. Total Bond Index Master Portfolio	$24,413,124	$5,347,892	(b)	$—		$29,761,016	29,761,016	783,856		111,069	(2,513,674)

							$3,116,409,213	$71,527,892		$22,244,223	$491,521,680

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the LifePath Index Master Portfolio.

108	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2019	LifePath® Index 2050 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,405,140,579	$—	$—	$1,405,140,579
Short-Term Securities	10,562,820	—	—	10,562,820

Subtotal	$1,415,703,399	$—	$—	$1,415,703,399

Investments Valued at NAV(a)				1,700,705,814

Total Investments				$3,116,409,213

(a)	Certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	109

Schedule of Investments December 31, 2019	LifePath® Index 2055 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 100.3%

Equity Funds — 98.8%
iShares Core MSCI Total International Stock ETF	9,782,091	$605,511,433
iShares Developed Real Estate Index Fund — Class K	6,459,044	70,920,307

	Investment Value
Large Cap Index Master Portfolio	$778,003,891	778,003,891
Master Small Cap Index Series	30,254,393	30,254,393

		1,484,690,024

	Shares

Fixed Income Funds — 1.0%
iShares TIPS Bond ETF	23,081	2,690,552

	Investment Value
U.S. Total Bond Index Master Portfolio	$12,709,718	12,709,718

		15,400,270

Security	Shares	Value

Short-Term Securities — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.55%(a)(b)	6,740,780	$6,740,780

Total Affiliated Investment Companies — 100.3% (Cost — $1,288,079,040)		1,506,831,074

Liabilities in Excess of Other Assets — (0.3)%		(4,158,642)

Net Assets — 100.0%		$1,502,672,432

(a)	Annualized 7-day yield as of period end.

(b)

During the year ended December 31, 2019, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	—	—		—	—	$—	$8,965	(c)	$1,493	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,011,411	1,729,369	(d)	—	6,740,780	6,740,780	86,619		—	—
iShares Core MSCI Total International Stock ETF	5,140,080	4,783,975		(141,964)	9,782,091	605,511,433	15,868,308		(1,090,793)	66,734,213
iShares Developed Real Estate Index Fund — Class K	12,234,789	3,883,530		(9,659,275)	6,459,044	70,920,307	5,318,284		5,451,491	11,945,710
iShares TIPS Bond ETF	—	23,284		(203)	23,081	2,690,552	24,130		(94)	34,367
Large Cap Index Master Portfolio	$407,783,797	$370,220,094	(d)	$—	$778,003,891	$778,003,891	11,227,814		200,767	144,911,969
Master Small Cap Index Series	$13,560,244	$16,694,149	(d)	$—	$30,254,393	$30,254,393	371,048		786,205	2,807,937
U.S. Total Bond Index Master Portfolio	$8,708,048	$4,001,670	(d)	$—	$12,709,718	$12,709,718	327,862		32,115	(885,727)

						$1,506,831,074	$33,233,030		$5,381,184	$225,548,469

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the LifePath Index Master Portfolio.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value purchased (sold).

110	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2019	LifePath® Index 2055 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$679,122,292	$—	$—	$679,122,292
Short-Term Securities	6,740,780	—	—	6,740,780

Subtotal	$685,863,072	$—	$—	$685,863,072

Investments Valued at NAV(a)				820,968,002

Total Investments				$1,506,831,074

(a)	Certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	111

Schedule of Investments December 31, 2019	LifePath® Index 2060 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 100.4%

Equity Funds — 98.7%
iShares Core MSCI Total International Stock ETF	2,657,796	$164,517,572
iShares Developed Real Estate Index Fund — Class K	1,790,976	19,664,912

	Investment Value
Large Cap Index Master Portfolio	$212,867,819	212,867,819
Master Small Cap Index Series	8,336,954	8,336,954

		405,387,257

	Shares

Fixed Income Funds — 1.0%
iShares TIPS Bond ETF	3,326	387,712

	Investment Value
U.S. Total Bond Index Master Portfolio	$3,797,256	3,797,256

		4,184,968

Security	Shares	Value

Short-Term Securities — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.55% (a)	3,011,432	$3,011,432

Total Affiliated Investment Companies — 100.4% (Cost — $366,614,604)		412,583,657

Liabilities in Excess of Other Assets — (0.4)%		(1,685,775)

Net Assets — 100.0%		$410,897,882

(a)	Annualized 7-day yield as of period end.

(b)

During the year ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 12/31/19	Value at 12/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,569,939	1,441,493	(b)	—	3,011,432	$3,011,432	$26,615	$—	$—
iShares Core MSCI Total International Stock ETF	978,078	1,703,851		(24,133)	2,657,796	164,517,572	3,959,811	(136,576)	15,424,342
iShares Developed Real Estate Index Fund — Class K	2,310,322	1,566,871		(2,086,217)	1,790,976	19,664,912	1,304,910	722,428	2,708,239
iShares TIPS Bond ETF	—	3,333		(7)	3,326	387,712	4,158	1	6,721
Large Cap Index Master Portfolio	$78,349,885	$134,517,934	(b)	$—	$212,867,819	212,867,819	2,602,532	(224,801)	33,392,521
Master Small Cap Index Series	$2,594,055	$5,742,899	(b)	$—	$8,336,954	8,336,954	86,085	87,047	824,531
U.S. Total Bond Index Master Portfolio	$1,743,848	$2,053,408	(b)	$—	$3,797,256	3,797,256	78,335	9,115	(238,622)

						$412,583,657	$8,062,446	$457,214	$52,117,732

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$184,570,196	$—	$—	$184,570,196
Short-Term Securities	3,011,432	—	—	3,011,432

Subtotal	$187,581,628	$—	$—	$187,581,628

Investments Valued at NAV(a)				225,002,029

Total Investments				$412,583,657

(a)	Certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

112	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2019	LifePath® Index 2065 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 99.3%

Equity Funds — 98.3%
iShares Core MSCI Total International Stock ETF	13,406	$829,831
iShares Developed Real Estate Index Fund — Class K	9,022	99,060

	Investment Value
Large Cap Index Master Portfolio	$1,073,900	1,073,900
Master Small Cap Index Series	42,271	42,271

		2,045,062

Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	21,234	21,234

Security	Shares	Value

Short-Term Securities — 4.5%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.55%(a)(b)	94,009	$94,009

Total Affiliated Investment Companies — 103.8% (Cost — $2,087,193)		2,160,305

Liabilities in Excess of Other Assets — (3.8)%		(79,586)

Net Assets — 100.0%		$2,080,719

(a)	Annualized 7-day yield as of period end.

(b)

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 12/31/19	Value at 12/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	94,009	(b)	—	94,009	$94,009	$900	$—	$—
iShares Core MSCI Total International Stock ETF	—	13,556		(150)	13,406	829,831	11,661	(56)	23,818
iShares Developed Real Estate Index Fund — Class K	—	9,022		—	9,022	99,060	3,065	—	(2,477)
Large Cap Index Master Portfolio	$—	$1,073,900	(b)	$—	$1,073,900	1,073,900	3,021	(3,763)	50,459
Master Small Cap Index Series	$—	$42,271	(b)	$—	$42,271	42,271	76	(91)	2,207
U.S. Total Bond Index Master Portfolio	$—	$21,234	(b)	$—	$21,234	21,234	88	(5)	(895)

						$2,160,305	$18,811	$(3,915)	$73,112

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$928,891	$—	$—	$928,891
Short-Term Securities	94,009	—	—	94,009

Subtotal	$1,022,900	$—	$—	$1,022,900

Investments Valued at NAV(a)				1,137,405

Total Investments				$2,160,305

(a)	Certain investments of the LifePath Index Master Portfolio’s were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	113

Statements of Assets and Liabilities

December 31, 2019

	LifePath Index Retirement Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio	LifePath Index 2040 Master Portfolio

ASSETS
Investments at value — affiliated(a)(b)	$7,849,868,028	$4,538,491,779	$7,853,965,534	$4,103,468,940	$6,175,414,738
Cash	57,527	—	—	—	—
Receivables:
Investments sold	58,054,683	62,035,206	97,115,701	36,844,371	41,152,899
Securities lending income — affiliated	1	5,115	6,182	3,424	2,660
Contributions from investors	561,348	12,506,895	7,012,072	5,197,382	702,314
Dividends — affiliated	14,787	18,096	34,105	18,370	27,424
Prepaid expenses	24,929	11,839	33,519	10,431	17,292

Total assets	7,908,581,303	4,613,068,930	7,958,167,113	4,145,542,918	6,217,317,327

LIABILITIES
Bank overdraft	—	3,028,343	1,479,000	519,277	1,795,000
Cash collateral on securities loaned at value	—	16,291,800	44,344,350	21,585,312	—
Payables:
Investments purchased	55,869,644	74,711,920	105,951,949	41,409,116	45,133,635
Custodian fees	12,206	7,353	—	9,356	—
Investment advisory fees	482,806	264,564	465,286	169,212	269,838
Trustees’ fees	21,927	15,631	27,429	14,168	17,348
Other accrued expenses	15,927	10,543	81,621	9,410	14,099
Printing fees	1,678	891	871	876	894
Professional fees	57,687	33,998	38,665	29,567	37,827

Total liabilities	56,461,875	94,365,043	152,389,171	63,746,294	47,268,641

NET ASSETS	$7,852,119,428	$4,518,703,887	$7,805,777,942	$4,081,796,624	$6,170,048,686

NET ASSETS CONSIST OF
Investors’ capital	$7,009,513,384	$3,973,788,999	$6,795,987,811	$3,490,928,156	$5,248,198,405
Net unrealized appreciation	842,606,044	544,914,888	1,009,790,131	590,868,468	921,850,281

NET ASSETS	$7,852,119,428	$4,518,703,887	$7,805,777,942	$4,081,796,624	$6,170,048,686

(a) Investments at cost — affiliated	$7,007,261,984	$3,993,576,891	$6,844,175,403	$3,512,600,472	$5,253,564,457
(b) Securities loaned at value	$—	$16,007,340	$43,569,964	$21,208,426	$—

See notes to financial statements.

114	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (continued)

December 31, 2019

	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio	LifePath Index 2065 Master Portfolio

ASSETS
Investments at value — affiliated(a)(b)	$2,969,702,044	$3,116,409,213	$1,506,831,074	$412,583,657	$2,160,305
Receivables:
Investments sold	4,967,204	—	365,418	780,384	11,776
Securities lending income — affiliated	62	836	10	—	—
Contributions from investors	922,775	1,704,871	—	994,385	14,154
Dividends — affiliated	13,073	12,934	6,574	2,717	299
From the Manager	—	—	—	8,305	16,923
Prepaid expenses	7,243	7,897	3,387	668	—

Total assets	2,975,612,401	3,118,135,751	1,507,206,463	414,370,116	2,203,457

LIABILITIES
Bank overdraft	1,996,859	2,713,298	2,539,225	1,565,338	47,872
Cash collateral on securities loaned at value	—	44,100	—	—	—
Payables:
Investments purchased	9,841,851	1,606,989	1,568,173	1,843,318	57,315
Custodian fees	17,527	16,391	21,235	32,471	1,798
Investment advisory fees	117,829	123,550	28,982	—	—
Trustees’ fees	10,602	11,111	6,234	3,042	1,984
Other accrued expenses	6,661	28,536	3,290	692	175
Printing fees	888	888	888	885	496
Professional fees	28,423	30,770	27,054	26,488	13,098
Withdrawals to investors	—	—	338,950	—	—

Total liabilities	12,020,640	4,575,633	4,534,031	3,472,234	122,738

NET ASSETS	$2,963,591,761	$3,113,560,118	$1,502,672,432	$410,897,882	$2,080,719

NET ASSETS CONSIST OF
Investors’ capital	$2,509,829,677	$2,638,451,765	$1,283,920,398	$364,928,829	$2,007,607
Net unrealized appreciation	453,762,084	475,108,353	218,752,034	45,969,053	73,112

NET ASSETS	$2,963,591,761	$3,113,560,118	$1,502,672,432	$410,897,882	$2,080,719

(a) Investments at cost — affiliated	$2,515,939,960	$2,641,300,860	$1,288,079,040	$366,614,604	$2,087,193
(b) Securities loaned at value	$—	$43,330	$—	$—	$—

See notes to financial statements.

FINANCIAL STATEMENTS	115

Statements of Operations

Year Ended December 31, 2019

	LifePath Index Retirement Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio	LifePath Index 2040 Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$32,377,027	$37,731,891	$81,462,315	$48,060,137	$83,803,771
Securities lending income — affiliated — net	25,713	51,640	74,451	73,622	70,719
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends — affiliated	15,146,548	23,143,778	48,818,778	27,393,420	47,949,476
Interest — affiliated	49,640,846	42,584,209	55,849,757	18,310,514	15,924,465
Expenses	(980,454)	(1,017,624)	(1,654,071)	(741,336)	(1,057,900)
Fees waived	150,087	133,087	184,830	67,458	67,266

Total investment income	96,359,767	102,626,981	184,736,060	93,163,815	146,757,797

EXPENSES
Investment advisory	1,592,495	1,878,644	3,379,535	1,673,242	2,644,949
Independent Trustees	50,918	60,657	125,115	55,027	85,847
Professional	38,675	37,273	50,551	39,544	46,640
Accounting services	26,937	22,535	17,023	25,737	23,326
Printing	761	729	698	700	729
Miscellaneous	29,107	38,665	72,376	34,277	56,472

Total expenses	1,738,893	2,038,503	3,645,298	1,828,527	2,857,963
Less fees waived and/or reimbursed by the Manager	(388,225)	(535,853)	(943,424)	(728,816)	(1,271,989)

Total expenses after fees waived and/or reimbursed	1,350,668	1,502,650	2,701,874	1,099,711	1,585,974

Net investment income	95,009,099	101,124,331	182,034,186	92,064,104	145,171,823

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Allocated from the applicable Underlying Master Portfolios	15,600,333	21,503,444	31,235,110	14,824,052	15,223,998
Investments — affiliated	(1,648,984)	(1,245,373)	12,905,494	9,583,304	26,864,657

	13,951,349	20,258,071	44,140,604	24,407,356	42,088,655

Net change in unrealized appreciation (depreciation) on:
Allocated from the applicable Underlying Master Portfolios	265,724,915	357,666,126	717,415,808	376,020,609	644,128,589
Investments — affiliated	86,878,951	152,482,151	325,704,617	182,716,479	323,093,758

	352,603,866	510,148,277	1,043,120,425	558,737,088	967,222,347

Net realized and unrealized gain	366,555,215	530,406,348	1,087,261,029	583,144,444	1,009,311,002

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$461,564,314	$631,530,679	$1,269,295,215	$675,208,548	$1,154,482,825

See notes to financial statements.

116	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (continued)

Year Ended December 31, 2019

	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio	LifePath Index 2065 Master Portfolio (a)

INVESTMENT INCOME
Dividends — affiliated	$41,422,477	$45,347,202	$21,297,341	$5,295,494	$15,626
Securities lending income — affiliated — net	8,972	15,943	8,965	—	—
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends — affiliated	22,799,655	25,006,001	11,426,044	2,647,934	3,066
Interest — affiliated	3,070,686	1,597,849	701,117	165,612	166
Expenses	(438,341)	(455,178)	(207,702)	(48,290)	(49)
Fees waived	19,223	16,075	7,265	1,696	2

Total investment income	66,882,672	71,527,892	33,233,030	8,062,446	18,811

EXPENSES
Investment advisory	1,181,157	1,266,341	578,624	134,221	132
Independent Trustees	41,239	45,596	25,022	14,376	1,984
Professional	36,129	38,400	32,734	31,587	13,098
Accounting services	29,588	29,296	26,473	36,255	1,798
Printing	729	729	729	727	496
Miscellaneous	24,028	26,286	11,695	2,499	176

Total expenses	1,312,870	1,406,648	675,277	219,665	17,684
Less fees waived and/or reimbursed by the Manager	(604,294)	(647,182)	(443,889)	(165,982)	(17,577)

Total expenses after fees waived and/or reimbursed	708,576	759,466	231,388	53,683	107

Net investment income	66,174,096	70,768,426	33,001,642	8,008,763	18,704

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Allocated from the applicable Underlying Master Portfolios	8,153,960	7,753,898	1,019,087	(128,639)	(3,859)
Investments — affiliated	11,542,644	14,490,325	4,362,097	585,853	(56)

	19,696,604	22,244,223	5,381,184	457,214	(3,915)

Net change in unrealized appreciation (depreciation) on:
Allocated from the applicable Underlying Master Portfolios	292,999,319	319,967,411	146,834,179	33,978,430	51,771
Investments — affiliated	155,043,615	171,554,269	78,714,290	18,139,302	21,341

	448,042,934	491,521,680	225,548,469	52,117,732	73,112

Net realized and unrealized gain	467,739,538	513,765,903	230,929,653	52,574,946	69,197

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$533,913,634	$584,534,329	$263,931,295	$60,583,709	$87,901

(a)	Commenced operations on October 30, 2019.

See notes to financial statements.

FINANCIAL STATEMENTS	117

Statements of Changes in Net Assets

	LifePath Index Retirement Master Portfolio		LifePath Index 2025 Master Portfolio
	Year Ended December 31,		Year Ended December 31,
	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$95,009,099	$36,934,207	$101,124,331	$71,450,752
Net realized gain (loss)	13,951,349	(5,296,875)	20,258,071	(5,158,624)
Net change in unrealized appreciation (depreciation)	352,603,866	(99,347,684)	510,148,277	(218,832,818)

Net increase (decrease) in net assets resulting from operations	461,564,314	(67,710,352)	631,530,679	(152,540,690)

CAPITAL TRANSACTIONS
Proceeds from contributions	5,808,830,397	1,624,418,216	1,459,626,583	1,222,992,191
Value of withdrawals	(719,462,379)	(490,793,648)	(578,018,093)	(566,013,216)

Net increase in net assets derived from capital transactions	5,089,368,018	1,133,624,568	881,608,490	656,978,975

NET ASSETS
Total increase in net assets	5,550,932,332	1,065,914,216	1,513,139,169	504,438,285
Beginning of year	2,301,187,096	1,235,272,880	3,005,564,718	2,501,126,433

End of year	$7,852,119,428	$2,301,187,096	$4,518,703,887	$3,005,564,718

See notes to financial statements.

118	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	LifePath Index 2030 Master Portfolio		LifePath Index 2035 Master Portfolio
	Year Ended December 31,		Year Ended December 31,
	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$182,034,186	$101,551,134	$92,064,104	$62,998,763
Net realized gain (loss)	44,140,604	(8,829,578)	24,407,356	(3,348,497)
Net change in unrealized appreciation (depreciation)	1,043,120,425	(402,682,633)	558,737,088	(238,977,954)

Net increase (decrease) in net assets resulting from operations	1,269,295,215	(309,961,077)	675,208,548	(179,327,688)

CAPITAL TRANSACTIONS
Proceeds from contributions	1,730,629,400	3,545,583,649	1,258,917,701	1,118,507,170
Value of withdrawals	(925,822,783)	(635,558,851)	(445,579,573)	(463,080,975)

Net increase in net assets derived from capital transactions	804,806,617	2,910,024,798	813,338,128	655,426,195

NET ASSETS
Total increase in net assets	2,074,101,832	2,600,063,721	1,488,546,676	476,098,507
Beginning of year	5,731,676,110	3,131,612,389	2,593,249,948	2,117,151,441

End of year	$7,805,777,942	$5,731,676,110	$4,081,796,624	$2,593,249,948

See notes to financial statements.

FINANCIAL STATEMENTS	119

Statements of Changes in Net Assets  (continued)

	LifePath Index 2040 Master Portfolio		LifePath Index 2045 Master Portfolio
	Year Ended December 31,		Year Ended December 31,
	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$145,171,823	$80,455,559	$66,174,096	$43,994,459
Net realized gain (loss)	42,088,655	(17,780,766)	19,696,604	(4,469,865)
Net change in unrealized appreciation (depreciation)	967,222,347	(373,951,604)	448,042,934	(188,693,692)

Net increase (decrease) in net assets resulting from operations	1,154,482,825	(311,276,811)	533,913,634	(149,169,098)

CAPITAL TRANSACTIONS
Proceeds from contributions	1,324,730,298	2,836,983,022	933,746,980	827,067,280
Value of withdrawals	(695,682,756)	(473,972,015)	(286,294,861)	(281,954,182)

Net increase in net assets derived from capital transactions	629,047,542	2,363,011,007	647,452,119	545,113,098

NET ASSETS
Total increase in net assets	1,783,530,367	2,051,734,196	1,181,365,753	395,944,000
Beginning of year	4,386,518,319	2,334,784,123	1,782,226,008	1,386,282,008

End of year	$6,170,048,686	$4,386,518,319	$2,963,591,761	$1,782,226,008

See notes to financial statements.

120	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	LifePath Index 2050 Master Portfolio		LifePath Index 2055 Master Portfolio
	Year Ended December 31,		Year Ended December 31,
	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$70,768,426	$42,251,113	$33,001,642	$19,496,949
Net realized gain (loss)	22,244,223	(9,594,937)	5,381,184	(5,508,249)
Net change in unrealized appreciation (depreciation)	491,521,680	(196,331,936)	225,548,469	(84,814,819)

Net increase (decrease) in net assets resulting from operations	584,534,329	(163,675,760)	263,931,295	(70,826,119)

CAPITAL TRANSACTIONS
Proceeds from contributions	919,520,436	1,149,459,414	614,250,728	453,603,905
Value of withdrawals	(356,780,583)	(271,773,739)	(195,511,565)	(140,974,188)

Net increase in net assets derived from capital transactions	562,739,853	877,685,675	418,739,163	312,629,717

NET ASSETS
Total increase in net assets	1,147,274,182	714,009,915	682,670,458	241,803,598
Beginning of year	1,966,285,936	1,252,276,021	820,001,974	578,198,376

End of year	$3,113,560,118	$1,966,285,936	$1,502,672,432	$820,001,974

See notes to financial statements.

FINANCIAL STATEMENTS	121

Statements of Changes in Net Assets  (continued)

	LifePath Index 2060 Master Portfolio		LifePath Index 2065 Master Portfolio
	Year Ended December 31,		Period from 10/30/19 (a) to 12/31/19
	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,008,763	$3,235,945	$18,704
Net realized gain (loss)	457,214	(4,524,755)	(3,915)
Net change in unrealized appreciation (depreciation)	52,117,732	(12,241,518)	73,112

Net increase (decrease) in net assets resulting from operations	60,583,709	(13,530,328)	87,901

CAPITAL TRANSACTIONS
Proceeds from contributions	247,464,321	137,223,566	2,020,067
Value of withdrawals	(54,753,913)	(40,647,163)	(27,249)

Net increase in net assets derived from capital transactions	192,710,408	96,576,403	1,992,818

NET ASSETS
Total increase in net assets	253,294,117	83,046,075	2,080,719
Beginning of period	157,603,765	74,557,690	—

End of period	$410,897,882	$157,603,765	$2,080,719

(a)	Commencement of operations.

See notes to financial statements.

122	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

	LifePath Index Retirement Master Portfolio

	Year Ended December 31,
	2019	2018	2017	2016	2015

Total Return
Total return	15.90%	(3.51)%	10.75%	5.82%	(0.31)%

Ratios to Average Net Assets(a)
Total expenses	0.08%	0.08%	0.08%	0.09%	0.10%

Total expenses after fees waived and/or reimbursed	0.07%	0.08%	0.08%	0.08%	0.09%

Net investment income	2.98%	2.55%	2.16%	2.05%	1.84%

Supplemental Data
Net assets, end of year (000)	$7,852,119	$2,301,187	$1,235,273	$810,507	$499,749

Portfolio turnover rate(b)	13%	25%	10%	13%	25%

(a)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.00%	0.00%	0.01%	0.01%	0.01%
Investments in underlying funds	0.03%	0.03%	0.03%	0.03%	0.03%

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	123

Financial Highlights  (continued)

	LifePath Index 2025 Master Portfolio

	Year Ended December 31,
	2019	2018	2017	2016	2015

Total Return
Total return	18.98%	(4.78)%	14.43%	6.87%	(0.45)%

Ratios to Average Net Assets(a)
Total expenses	0.08%	0.08%	0.08%	0.09%	0.10%

Total expenses after fees waived and/or reimbursed	0.06%	0.07%	0.07%	0.08%	0.09%

Net investment income	2.69%	2.46%	2.34%	2.19%	2.06%

Supplemental Data
Net assets, end of year (000)	$4,518,704	$3,005,565	$2,501,126	$1,435,857	$776,535

Portfolio turnover rate(b)	11%	11%	8%	16%	12%

(a)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.00%	0.00%	0.01%	0.01%	0.00%
Investments in underlying funds	0.04%	0.04%	0.04%	0.06%	0.05%

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

124	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Index 2030 Master Portfolio

	Year Ended December 31,
	2019	2018	2017	2016	2015

Total Return
Total return	21.08%	(5.56)%	16.36%	7.29%	(0.50)%

Ratios to Average Net Assets(a)
Total expenses	0.08%	0.08%	0.08%	0.09%	0.10%

Total expenses after fees waived and/or reimbursed	0.06%	0.06%	0.07%	0.08%	0.09%

Net investment income	2.69%	2.65%	2.43%	2.26%	2.15%

Supplemental Data
Net assets, end of year (000)	$7,805,778	$5,731,676	$3,131,612	$1,911,138	$1,076,681

Portfolio turnover rate(b)	14%	15%	7%	19%	12%

(a)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended December 31
	2019	2018	2017	2016	2015
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.01%
Investments in underlying funds	0.04%	0.04%	0.05%	0.07%	0.06%

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	125

Financial Highlights  (continued)

	LifePath Index 2035 Master Portfolio

	Year Ended December 31,
	2019	2018	2017	2016	2015

Total Return
Total return	23.08%	(6.36)%	18.29%	7.74%	(0.56)%

Ratios to Average Net Assets(a)
Total expenses	0.07%	0.08%	0.08%	0.09%	0.10%

Total expenses after fees waived and/or reimbursed	0.05%	0.06%	0.06%	0.07%	0.08%

Net investment income	2.74%	2.50%	2.54%	2.34%	2.26%

Supplemental Data
Net assets, end of year (000)	$4,081,797	$2,593,250	$2,117,151	$1,169,918	$609,572

Portfolio turnover rate(b)	13%	10%	6%	22%	10%

(a)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.00%
Investments in underlying funds	0.05%	0.05%	0.05%	0.08%	0.07%

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

126	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Index 2040 Master Portfolio

	Year Ended December 31,
	2019	2018	2017	2016	2015

Total Return
Total return	25.01%	(7.08)%	19.95%	8.10%	(0.56)%

Ratios to Average Net Assets(a)
Total expenses	0.07%	0.08%	0.08%	0.09%	0.10%

Total expenses after fees waived and/or reimbursed	0.05%	0.05%	0.06%	0.07%	0.08%

Net investment income	2.74%	2.75%	2.63%	2.39%	2.33%

Supplemental Data
Net assets, end of year (000)	$6,170,049	$4,386,518	$2,334,784	$1,354,894	$751,306

Portfolio turnover rate(b)	14%	12%	6%	26%	11%

(a)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.00%
Investments in underlying funds	0.05%	0.05%	0.06%	0.09%	0.07%

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	127

Financial Highlights  (continued)

	LifePath Index 2045 Master Portfolio

	Year Ended December 31,
	2019	2018	2017	2016	2015

Total Return
Total return	26.25%	(7.50)%	21.07%	8.28%	(0.64)%

Ratios to Average Net Assets(a)
Total expenses	0.07%	0.08%	0.08%	0.09%	0.11%

Total expenses after fees waived and/or reimbursed	0.05%	0.05%	0.05%	0.06%	0.07%

Net investment income	2.80%	2.54%	2.74%	2.44%	2.39%

Supplemental Data
Net assets, end of year (000)	$2,963,592	$1,782,226	$1,386,282	$691,641	$341,230

Portfolio turnover rate(b)	12%	8%	6%	26%	10%

(a)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.00%
Investments in underlying funds	0.05%	0.06%	0.06%	0.10%	0.08%

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

128	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Index 2050 Master Portfolio

	Year Ended December 31,
	2019	2018	2017	2016	2015

Total Return
Total return	26.77%	(7.82)%	21.43%	8.41%	(0.67)%

Ratios to Average Net Assets(a)
Total expenses	0.07%	0.08%	0.08%	0.09%	0.11%

Total expenses after fees waived and/or reimbursed	0.05%	0.05%	0.05%	0.06%	0.07%

Net investment income	2.79%	2.67%	2.76%	2.44%	2.39%

Supplemental Data
Net assets, end of year (000)	$3,113,560	$1,966,286	$1,252,276	$649,862	$337,064

Portfolio turnover rate(b)	12%	11%	5%	28%	14%

(a)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.00%
Investments in underlying funds	0.05%	0.06%	0.06%	0.10%	0.09%

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	129

Financial Highlights  (continued)

	LifePath Index 2055 Master Portfolio

	Year Ended December 31,
	2019	2018	2017	2016	2015

Total Return
Total return	26.89%	(7.79)%	21.43%	8.37%	(0.60)%

Ratios to Average Net Assets(a)
Total expenses	0.08%	0.08%	0.08%	0.11%	0.14%

Total expenses after fees waived and/or reimbursed	0.04%	0.04%	0.04%	0.04%	0.06%

Net investment income	2.85%	2.59%	2.82%	2.50%	2.44%

Supplemental Data
Net assets, end of year (000)	$1,502,672	$820,002	$578,198	$251,028	$107,004

Portfolio turnover rate(b)	12%	8%	5%	33%	17%

(a)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016	2015
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.00%
Investments in underlying funds	0.05%	0.06%	0.07%	0.11%	0.09%

(b)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

130	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Index 2060 Master Portfolio

	Year Ended December 31,			Period from 02/29/16 (a) to 12/31/16
	2019	2018	2017

Total Return
Total return	26.92%	(7.84)%	21.51%	15.54	%(b)

Ratios to Average Net Assets(c)
Total expenses	0.10%	0.11%	0.15%	1.40	%(d)(e)

Total expenses after fees waived and/or reimbursed	0.04%	0.04%	0.04%	0.04	%(d)

Net investment income	2.98%	2.71%	3.22%	2.74	%(d)

Supplemental Data
Net assets, end of period (000)	$410,898	$157,604	$74,558	$10,755

Portfolio turnover rate(f)	11%	13%	1%	71%

(a)	Commencement of operations.
(b)	Aggregate total return.
(c)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended December 31,			Period from 02/29/16 (a) to 12/31/16
	2019	2018	2017
Allocated fees waived	0.00%	0.00%	0.00%	0.00%
Investments in underlying funds	0.05%	0.06%	0.07%	0.12%

(d)	Annualized.
(e)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.54%.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	131

Financial Highlights  (continued)

	LifePath Index 2065 Master Portfolio
	Period from 10/30/19 (a) to 12/31/19
Total Return
Total return	5.72	%(b)

Ratios to Average Net Assets(c)(d)
Total expenses	3.06	%(e)

Total expenses after fees waived and/or reimbursed	0.06%

Net investment income	7.07%

Supplemental Data
Net assets, end of period (000)	$2,081

Portfolio turnover rate(f)	1%

(a)	Commencement of operations.
(b)	Aggregate total return.
(c)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.00%. Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.11%.

(d)	Annualized.
(e)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 6.70%.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See	notes to financial statements.

132	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to ten series of MIP: LifePath® Index Retirement Master Portfolio, LifePath® Index 2025 Master Portfolio, LifePath® Index 2030 Master Portfolio, LifePath® Index 2035 Master Portfolio, LifePath® Index 2040 Master Portfolio, LifePath® Index 2045 Master Portfolio, LifePath® Index 2050 Master Portfolio, LifePath® Index 2055 Master Portfolio, LifePath® Index 2060 Master Portfolio and LifePath® Index 2065 Master Portfolio (each, a “LifePath Index Master Portfolio” and together, the “LifePath Index Master Portfolios”). Each LifePath Index Master Portfolio is classified as diversified.

As of period end, the investment of LifePath Index Retirement Master Portfolio, LifePath Index 2025 Master Portfolio, LifePath Index 2030 Master Portfolio, LifePath Index 2035 Master Portfolio, LifePath Index 2040 Master Portfolio, LifePath Index 2045 Master Portfolio, LifePath Index 2050 Maser Portfolio, LifePath Index 2055 Master Portfolio, LifePath Index 2060 Master Portfolio and LifePath Index 2065 Master Portfolio in Large Cap Index Master Portfolio represented 22.1%, 29.3%, 35.7%, 41.4%, 46.8%, 50.4%, 51.7%, 51.8%, 51.8% and 51.6%, respectively, of net assets. The investment of LifePath Index Retirement Master Portfolio, LifePath Index 2025 Master Portfolio, LifePath Index 2030 Master Portfolio, LifePath Index 2035 Master Portfolio, LifePath Index 2040 Master Portfolio, LifePath Index 2045 Master Portfolio, LifePath Index 2050 Master Portfolio, LifePath Index 2055 Master Portfolio, LifePath Index 2060 Master Portfolio and LifePath Index 2065 Master Portfolio in U.S. Total Bond Index Master Portfolio represented 51.7%, 38.4%, 27.2%, 17.2%, 8.5%, 3.0%, 1.0%, 0.8%, 0.9% and 1.0%, respectively, of net assets. As such, financial statements of Large Cap Index Master Portfolio and U.S. Total Bond Index Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective LifePath Index Master Portfolio’s financial statements. Large Cap Index Master Portfolio’s and U.S. Total Bond Index Master Portfolio’s financial statements, which are included in filings by MIP, and Master Small Cap Index Series’ financial statements, which are included in filings by Quantitative Master Series LLC, are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC”) website at sec.gov.

The LifePath Index Master Portfolios will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”), which are its affiliates and affiliates of the LifePath Index Master Portfolios. The LifePath Index Master Portfolios may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a LifePath Index Master Portfolio’s investment in each of Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio reflects that LifePath Index Master Portfolio’s proportionate interest in the net assets of that Underlying Master Portfolio. As of period end, the LifePath Index Master Portfolios held interests in Underlying Master Portfolios as follows:

	Large Cap Index Master Portfolio	Master Small Cap Index Series	U.S. Total Bond Index Master Portfolio
LifePath Index Retirement Master Portfolio	11.5%	8.0%	36.3%
LifePath Index 2025 Master Portfolio	8.8	4.2	15.5
LifePath Index 2030 Master Portfolio	18.4	6.5	19.0
LifePath Index 2035 Master Portfolio	11.2	3.0	6.3
LifePath Index 2040 Master Portfolio	19.1	4.1	4.7
LifePath Index 2045 Master Portfolio	9.9	1.8	0.8
LifePath Index 2050 Master Portfolio	10.6	1.8	0.3
LifePath Index 2055 Master Portfolio	5.1	0.9	0.1
LifePath Index 2060 Master Portfolio	1.4	0.3	0.0
LifePath Index 2065 Master Portfolio	0.0	0.0	0.0

The LifePath Index Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

On November 12-13, 2019, the Board approved a proposal pursuant to which each “feeder” fund will cease to invest in its corresponding LifePath Index Master Portfolio as part of a “master-feeder” structure and instead each “feeder” fund will operate as a stand-alone fund. These changes are expected to be effective on or about March 2, 2020.

Reorganization: The Board of Trustees of MIP approved the reorganization of LifePath® Index 2020 Master Portfolio (the “Target Master Portfolio”) into the LifePath Index Retirement Master Portfolio. As a result, the LifePath Index Retirement Master Portfolio acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Master Portfolio in exchange for an equal aggregate value of newly-issued interests of the LifePath Index Retirement Master Portfolio.

On November 18, 2019, all of the portfolio securities previously held by the Target Master Portfolio were subsequently contributed by the LifePath Index Retirement Fund to the LifePath Index Master Portfolio in exchange for an investment in the LifePath Index Master Portfolio.

For financial reporting purposes, assets received and shares issued by the LifePath Index Retirement Master Portfolio were recorded at fair value. However, the cost basis of the investments received from the Target Master Portfolio was carried forward to align ongoing reporting of the LifePath Index Retirement Master Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Target Master Portfolio’s net assets and composition of net assets on November 15, 2019, the valuation date of the reorganization were as follows:

Target Master Portfolio
Net assets	$4,549,694,392
Investors’ capital	4,050,151,651
Net unrealized appreciation	499,542,741

NOTES TO FINANCIAL STATEMENTS	133

Notes to Financial Statements  (continued)

The net assets of the LifePath Index Retirement Master Portfolio before the reorganization were $3,192,140,985. The aggregate net assets of the LifePath Index Retirement Master Portfolio immediately after the reorganization amounted to $7,741,835,377. The Target Master Portfolio’s fair value and cost of investments prior to the reorganization were as follows:

Target Master Portfolio	Fair Value of Investments	Cost of Investments
LifePath Index 2020 Master Portfolio	$4,547,571,848	$4,048,029,107

The purpose of these transactions was to combine two funds managed by the Manager with substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on November 18, 2019.

Assuming the reorganization had been completed on January 1, 2019, the beginning of the fiscal reporting period of the LifePath Index Master Portfolio, the pro forma results of operations for the year ended December 31, 2019, are as follows:

•	Net investment income: $191,533,781

•	Net realized and change in unrealized gain on investments: $281,782,536

•	Net increase in net assets resulting from operations: $473,316,317

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Master Portfolio that have been included in the LifePath Index Retirement Master Portfolio’s Statement of Operations since November 18, 2019.

Prior Year Reorganization: The Board of Trustees of the Trust and the Board of Trustees of State Farm Mutual Fund Trust and the shareholders of State Farm LifePath Retirement Fund, State Farm LifePath 2020 Fund, State Farm LifePath 2030 Fund, State Farm LifePath 2040 Fund and State Farm LifePath 2050 Fund (individually, a “State Farm Fund” and collectively the “State Farm Funds”) approved the reorganization of the State Farm Funds into LifePath Index Retirement Fund, LifePath Index 2020 Fund, LifePath Index 2030 Fund, LifePath Index 2040 Fund and LifePath Index 2050 Fund, respectively. As a result, the applicable LifePath Index Funds acquired all of the assets and assumed certain stated liabilities of the State Farm Funds in exchange for an equal aggregate value of newly-issued shares of the LifePath Index Funds.

On November 19, 2018, all of the portfolio securities previously held by the State Farm Funds were subsequently contributed by the LifePath Index Funds to the LifePath Index Master Portfolios in exchange for an investment in the LifePath Index Master Portfolios.

For financial reporting purposes, assets received and shares issued by the LifePath Index Funds were recorded at fair value. However, the cost basis of the investments received from the State Farm Funds were carried forward by the LifePath Index Master Portfolios to align ongoing reporting of the LifePath Index Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The State Farm Funds’ fair value and cost of investments prior to the reorganization were as follows:

	Fair Value of Investments	Cost of Investments
State Farm LifePath Retirement Fund	$1,060,853,760	$1,064,814,227
State Farm LifePath 2020 Fund	1,876,177,923	1,879,869,831
State Farm LifePath 2030 Fund	2,221,557,497	2,227,161,576
State Farm LifePath 2040 Fund	1,751,947,113	1,757,351,755
State Farm LifePath 2050 Fund	427,090,360	428,381,738

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Index Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the LifePath Index Master Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Each LifePath Index Master Portfolio records daily its proportionate share of the Underlying Master Portfolios’ income, expenses and realized and unrealized gains and losses.

134	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Indemnifications: In the normal course of business, a LifePath Index Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Index Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Index Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Index Master Portfolio are charged to that LifePath Index Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The LifePath Index Master Portfolios’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the LifePath Index Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The LifePath Index Master Portfolios determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each LifePath Index Master Portfolio’s assets and liabilities:

•

Exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at the official closing price each day, if available. For ETFs traded on more than one exchange, the official closing price on the exchange where the ETF is primarily traded is used. ETFs traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value, (“NAV”) each business day.

•

The LifePath Index Master Portfolios record their proportionate investment in the Underlying Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Underlying Master Portfolios.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each LifePath Index Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

As of December 31, 2019, certain investments of the LifePath Index Master Portfolios were valued using NAV as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain LifePath Index Master Portfolios may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the LifePath Index Master Portfolios collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities

NOTES TO FINANCIAL STATEMENTS	135

Notes to Financial Statements  (continued)

issued or guaranteed by the U.S. Government. The initial collateral received by each LifePath Index Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the LifePath Index Master Portfolio and any additional required collateral is delivered to the LifePath Index Master Portfolio, or excess collateral returned by the LifePath Index Master Portfolio, on the next business day. During the term of the loan, the LifePath Index Master Portfolios are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as investment companies in the LifePath Index Master Portfolios’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the LifePath Index Master Portfolios under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the LifePath Index Master Portfolios, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a LifePath Index Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the LifePath Index Master Portfolios’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
LifePath Index 2025 Master Portfolio
RBC Capital Markets LLC	$15,840,210	$(15,840,210)	$—
Virtu Americas, LLC	167,130	(167,130)	—

	$16,007,340	$(16,007,340)	—

LifePath Index 2030 Master Portfolio
Bank of America Securities N.A.	$43,429,040	$(43,429,040)	$—
Deutsche Bank Securities INC	117,610	(117,610)	—
Wells Fargo Bank, National Association	23,314	(23,314)	—

	$43,569,964	$(43,569,964)	—

LifePath Index 2035 Master Portfolio
Credit Suisse Securities (USA) LLC	$44,816	$(44,816)	$—
J.P. Morgan Securities LLC	43,330	(43,330)	—
RBC Capital Markets LLC	21,120,280	(21,120,280)	—

	$21,208,426	$(21,208,426)	$—

LifePath Index 2050 Master Portfolio
J.P. Morgan Securities LLC	$43,330	$(43,330)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each LifePath Index Master Portfolio is disclosed in the LifePath Index Master Portfolios’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the LifePath Index Master Portfolios benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each LifePath Index Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the LifePath Index Master Portfolios.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the LifePath Index Master Portfolios, entered into an Investment Advisory Agreement with BFA, the LifePath Index Master Portfolios’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each LifePath Index Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each LifePath Index Master Portfolio.

For such services, each LifePath Index Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each LifePath Index Master Portfolio’s net assets.

136	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Administration: MIP, on behalf of the LifePath Index Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities).

BAL is not entitled to compensation for providing administrative services to the LifePath Index Master Portfolios, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the LifePath Index Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the LifePath Index Master Portfolios.

Expense Limitations and Waivers: With respect to each LifePath Index Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each LifePath Index Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each LifePath Index Master Portfolio’s investments in other affiliated investment companies, if any. For the year ended December 31, 2019, the amounts waived were as follows:

Amounts Waived
LifePath Index Retirement Master Portfolio	$4,148
LifePath Index 2025 Master Portfolio	6,794
LifePath Index 2030 Master Portfolio	11,400
LifePath Index 2035 Master Portfolio	6,856
LifePath Index 2040 Master Portfolio	9,407
LifePath Index 2045 Master Portfolio	5,175
LifePath Index 2050 Master Portfolio	5,052
LifePath Index 2055 Master Portfolio	2,878
LifePath Index 2060 Master Portfolio	770
LifePath Index 2065 Master Portfolio	89

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the LifePath Index Master Portfolios, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The LifePath Index Master Portfolios are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the LifePath Index Master Portfolios bear to an annual rate of 0.04%. The shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each LifePath Index Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each LifePath Index Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each LifePath Index Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each LifePath Index Master Portfolio is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended December 31, 2019, each LifePath Index Master Portfolio paid BTC the following amounts in total for securities lending agent services:

Amounts
LifePath Index Retirement Master Portfolio	$5,644
LifePath Index 2025 Master Portfolio	10,882
LifePath Index 2030 Master Portfolio	15,150
LifePath Index 2035 Master Portfolio	15,862
LifePath Index 2040 Master Portfolio	15,400
LifePath Index 2045 Master Portfolio	1,967
LifePath Index 2050 Master Portfolio	3,440
LifePath Index 2055 Master Portfolio	1,965

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each LifePath Index Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each LifePath Index Master Portfolio’s investment policies and restrictions. Each LifePath Index Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total

NOTES TO FINANCIAL STATEMENTS	137

Notes to Financial Statements  (continued)

assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2019, the LifePath Index Master Portfolios did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Each LifePath Index Master Portfolio may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

The LifePath Index Master Portfolios may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2019, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain (Loss)
LifePath Index Retirement Master Portfolio	$—	$16,401,603	$(129,066)
LifePath Index 2030 Master Portfolio	7,728,515	—	—
LifePath Index 2035 Master Portfolio	6,112,404	—	—
LifePath Index 2040 Master Portfolio	15,017,229	—	—
LifePath Index 2045 Master Portfolio	10,358,790	—	—
LifePath Index 2050 Master Portfolio	7,778,444	—	—
LifePath Index 2055 Master Portfolio	3,998,790	—	—
LifePath Index 2060 Master Portfolio	715,417	—	—

6.	PURCHASES AND SALES

For the year ended December 31, 2019, purchases and sales of investments in the Underlying Funds and Underlying Master Portfolios and excluding short-term securities, were as follows:

	LifePath Index Retirement Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio	LifePath Index 2040 Master Portfolio
Purchases	$987,227,538	$1,342,293,017	$1,790,830,559	$1,282,999,730	$1,453,577,089
Sales	427,396,800	425,976,084	921,009,971	425,294,876	745,910,524

	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio	LifePath Index 2065 Master Portfolio
Purchases	$957,144,286	$910,753,000	$579,501,465	$227,159,925	$2,014,735
Sales	271,136,228	306,698,297	139,658,167	29,151,811	20,821

7.	INCOME TAX INFORMATION

Each LifePath Index Master Portfolio, except for LifePath Index 2065 Master Portfolio, is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the LifePath Index Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the LifePath Index Master Portfolios. Therefore, no U.S. federal income tax provision is required. It is intended that the LifePath Index Master Portfolios’ assets will be managed so an investor in each LifePath Index Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The LifePath Index 2065 Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the LifePath Index 2065 Master Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.

Each LifePath Index Master Portfolio, except for LifePath Index 2065 Master Portfolio, files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Index Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2019, except for LifePath Index 2060 Master Portfolio, which remains open for the years ended December 31, 2019, December 31, 2018, December 31, 2017 and the period ended December 31, 2016. The statutes of limitations on each LifePath Index Master Portfolio’s, except for LifePath Index 2065 Master Portfolio state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Index Master Portfolios as of December 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Index Master Portfolios’ financial statements.

138	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

As of December 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

	LifePath Index Retirement Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio	LifePath Index 2040 Master Portfolio
Tax cost	$7,016,648,260	$3,993,746,241	$6,875,968,756	$3,512,040,959	$5,298,804,791

Gross unrealized appreciation	$833,219,768	$571,968,380	$1,175,297,557	$686,971,294	$938,353,532
Gross unrealized depreciation	—	(27,066,064)	(197,109,109)	(95,479,798)	(61,696,451)

Net unrealized appreciation	$833,219,768	$544,902,316	$978,188,448	$591,491,496	$876,657,081

	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio	LifePath Index 2065 Master Portfolio
Tax cost	$2,518,115,089	$2,656,577,606	$1,295,098,674	$368,568,599	$2,089,255

Gross unrealized appreciation	$464,282,763	$463,438,807	$213,066,863	$44,213,330	$74,422
Gross unrealized depreciation	(12,687,810)	(3,604,512)	(1,333,315)	(197,929)	(3,372)

Net unrealized appreciation	$451,594,953	$459,834,295	$211,733,548	$44,015,401	$71,050

8.	BANK BORROWINGS

MIP, on behalf of the LifePath Index Master Portfolios, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the LifePath Index Master Portfolios may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the LifePath Index Master Portfolios, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2019, the LifePath Index Master Portfolios did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, certain LifePath Index Master Portfolios invest in securities or other instruments and may enter into certain transactions, and such activities subject each LifePath Index Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each LifePath Index Master Portfolio’s prospectus provides details of the risks to which each LifePath Index Master Portfolio is subject.

The LifePath Index Master Portfolios may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Counterparty Credit Risk: The LifePath Index Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The LifePath Index Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the LifePath Index Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the LifePath Index Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the LifePath Index Master Portfolios.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the LifePath Index Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	139

Report of Independent Registered Public Accounting Firm	Master Investment Portfolio

To the Board of Trustees of

Master Investment Portfolio and Investors of each of the ten series listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the series listed in the table below (ten of the series constituting Master Investment Portfolio, hereafter collectively referred to as the “Master Portfolios”) as of December 31, 2019, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Master Portfolios as of December 31, 2019, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Master Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights

LifePath® Index Retirement Master Portfolio

LifePath® Index 2025 Master Portfolio

LifePath® Index 2030 Master Portfolio

LifePath® Index 2035 Master Portfolio

LifePath® Index 2040 Master Portfolio

LifePath® Index 2045 Master Portfolio

LifePath® Index 2050 Master Portfolio

LifePath® Index 2055 Master Portfolio

LifePath® Index 2060 Master Portfolio

	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For each of the periods indicated therein
LifePath® Index 2065 Master Portfolio	For the period October 30, 2019 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on the Master Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Master Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, administrator of the Master Portfolios, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 27, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

140	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on May 14-15, 2019 (the “Organizational Meeting) to consider the approval of the proposed investment advisory agreement (the “Agreement”) between the Master Fund, on behalf LifePath Index 2065 Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. BlackRock LifePath Index 2065 Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the proposed Agreement with respect to the Master Portfolio. The Agreement was the same agreement that had been previously approved by the Board of Trustees of the Master Fund with respect to certain other master portfolios of the Master Fund. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Portfolio and the interest holders of the Master Portfolio are referred to as “shareholders.” The Master Portfolio and the Portfolio each commenced operations in October, 2019.

Activities and Composition of the Board

On the date of the Organizational Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreement

Consistent with the requirements of the 1940 Act, the Board of the Master Fund is required to consider the initial approval of the Agreement. In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Master Portfolio and the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; accounting, administrative and shareholder services; oversight of the Master Portfolio and Portfolio service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements.

Board Considerations in Approving the Agreement

The Approval Process: At the Organizational Meeting, the Board reviewed materials relating to its consideration of the proposed Agreement. The Board considered all factors it believed relevant with respect to the Master Portfolio and the Portfolio, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the sharing of potential economies of scale; (e) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolio and the Portfolio; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Master Portfolio; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.

In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Portfolio’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Master Portfolio and the Portfolio and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Master Portfolio. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Master Portfolio. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Master Portfolio, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Master Portfolio and the Portfolio under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Master Portfolio and the Portfolio was consistent with the Master Portfolio’s and the Portfolio’s operational requirements, including, in addition to seeking to meet the Master Portfolio’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Master Portfolio and the Portfolio. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Master Portfolio and the Portfolio with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	141

Disclosure of Investment Advisory Agreement  (continued)

employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Master Portfolio and the Portfolio. The Board considered that BlackRock and its affiliates will provide the Master Portfolio and the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates will provide the Master Portfolio and the Portfolio with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Portfolio and Portfolio, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Portfolio’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock: The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Master Portfolio and the Portfolio because the Master Portfolio and the Portfolio had not yet commenced operations as of the date of the Organizational Meeting.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio: In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Master Portfolio’s/Portfolio’s contractual management fee rate compared with those of the Portfolio’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s estimated total expense ratio, as well as the Master Portfolio’s/Portfolio’s estimated actual management fee rate, to those of the Portfolio’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons. The Board noted that the Master Portfolio’s/Portfolio’s contractual management fee rate and estimated total expense ratio each ranked in the first quartile, and that the estimated actual management fee rate ranked in the second quartile, relative to the Portfolio’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Portfolio’s total expenses as a percentage of the Portfolio’s average daily net assets on a class-by-class basis.

Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

As the Master Portfolio and Portfolio had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Master Portfolio and the Portfolio. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and Portfolio increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board.

E. Other Factors Deemed Relevant by the Board Members: The Board, including a majority of the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

142	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

In connection with its consideration of the Agreement, the Board also considered information regarding BlackRock’s brokerage and soft dollar practices and reports from BlackRock which included information on brokerage commissions and trade execution practices that it had received at prior Board meetings.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

All the Board Members of the Master Fund present at the Organizational Meeting, including all the Independent Board Members present, approved the Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including a majority of the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its interest holders. The Board of the Fund, including the Independent Board Members, also considered the approval of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	143

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BlackRock Funds III, on behalf of BlackRock LifePath® Index Retirement Fund, BlackRock LifePath® Index 2025 Fund, BlackRock LifePath® Index 2030 Fund, BlackRock LifePath® Index 2035 Fund, BlackRock LifePath® Index 2040 Fund, BlackRock LifePath® Index 2045 Fund, BlackRock LifePath® Index 2050 Fund, BlackRock LifePath® Index 2055 Fund, BlackRock LifePath® Index 2060 Fund and BlackRock LifePath® Index 2065 Fund, and MIP, on behalf of LifePath® Index Retirement Master Portfolio, LifePath® Index 2025 Master Portfolio, LifePath® Index 2030 Master Portfolio, LifePath® Index 2035 Master Portfolio, LifePath® Index 2040 Master Portfolio, LifePath® Index 2045 Master Portfolio, LifePath® Index 2050 Master Portfolio, LifePath® Index 2055 Master Portfolio, LifePath® Index 2060 Master Portfolio and LifePath® Index 2065 Master Portfolio, met on November 12-13, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the BlackRock open-end funds, excluding money market funds (each, a “Fund”), pursuant to the Liquidity Rule. The Board has appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio and BlackRock Credit Strategies Income Fund, each a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

144	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	37 RICs consisting of 177 Portfolios	None
Bruce R. Bond 1946	Trustee (Since 2019)	Board Member, Amsphere Limited (software) since 2018; Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	37 RICs consisting of 177 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute from 2014 to 2018; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof since 2018; Advisory Board Member, Bridges Fund Management since 2016; Trustee, Financial Accounting Foundation since 2017; Practitioner Advisory Board Member, Private Capital Research Institute (“PCRI”) since 2017.	37 RICs consisting of 177 Portfolios	None
Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	37 RICs consisting of 177 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	37 RICs consisting of 177 Portfolios	None
Lena G. Goldberg 1949	Trustee (Since 2019)	Senior Lecturer, Harvard Business School, since 2008; Director, Charles Stark Draper Laboratory, Inc. since 2013; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President — Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	37 RICs consisting of 177 Portfolios	None

TRUSTEE AND OFFICER INFORMATION	145

Trustee and Officer Information  (continued)

Independent Trustees (a) (continued)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Robert M. Hernandez 1944	Trustee (Since 2019)	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director and non-executive Chairman, RTI International Metals, Inc. from 1990 to 2015; Director, TE Connectivity (electronics) from 2006 to 2012.	37 RICs consisting of 177 Portfolios	Chubb Limited (insurance company); Eastman Chemical Company
Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	37 RICs consisting of 177 Portfolios	Hertz Global Holdings (car rental); Montpelier Re Holdings, Ltd. (publicly held property and casualty reinsurance) from 2013 until 2015; Sealed Air Corp. (packaging); WABCO (commercial vehicle safety systems)
Cynthia A. Montgomery 1952	Trustee (Since 2009)	Professor, Harvard Business School since 1989.	37 RICs consisting of 177 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Donald C. Opatrny 1952	Trustee (Since 2019)	Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Member of the Board and Investment Committee, University School from 2007 to 2018; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2018; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Phoenix Art Museum since 2018.	37 RICs consisting of 177 Portfolios	None
Joseph P. Platt 1947	Trustee (Since 2009)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	37 RICs consisting of 177 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.

146	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Independent Trustees (a) (continued)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	37 RICs consisting of 177 Portfolios	None
Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	37 RICs consisting of 177 Portfolios	None

Interested Trustees (a)(d)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Robert Fairbairn 1965	Trustee (Since 2018)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	123 RICs consisting of 287 Portfolios	None
John M. Perlowski (e) 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	124 RICs consisting of 288 Portfolios	None
(a) The address of each Trustee is c/o BlackRock, Inc.,55 East 52nd Street, New York, New York 10055.

(b) Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c) In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, certain Independent Trustees were elected to the Board. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Robert M. Hernandez, 1996; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.

(d) Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e) Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund.

TRUSTEE AND OFFICER INFORMATION	147

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Member of the Board of Managers of BlackRock Investments, LLC (principal underwriter) since 2019 and Managing Director thereof since 2017; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Development and Oversight for BlackRock’s Strategic Product Management Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.
Neal J. Andrews 1966	Chief Financial Officer (Since 2009)	Chief Financial Officer of the iShares® exchange traded funds since 2019; Managing Director of BlackRock, Inc. since 2006.
Jay M. Fife 1970	Treasurer (Since 2009)	Managing Director of BlackRock, Inc. since 2007.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.
Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b) Officers of the Trust/MIP serve at the pleasure of the Board.

Further information about the Trust’s/MIP’s Trustees and Officers is available in the Trust’s/MIP’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective September 19, 2019, Lisa Belle replaced John MacKessy as the Anti-Money Laundering Compliance Officer of the Trust/MIP.

Effective September 19, 2019, Janey Ahn replaced Benjamin Archibald as the Secretary of the Trust/MIP.

Effective December 31, 2019, Robert M. Hernandez retired as Trustee of the Trust/MIP.

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 94105

148	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The LifePath Index Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the LifePath Index Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The LifePath Index Funds/LifePath Index Master Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The LifePath Index Funds’/LifePath Index Master Portfolios’ Forms N-PORT and N-Q are available on the SEC’s website at sec.gov. The LifePath Index Funds’/LifePath Index Master Portfolios’ Forms N-PORT may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the LifePath Index Funds/LifePath Index Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the LifePath Index Funds/LifePath Index Master Portfolios voted proxies relating to securities held in the LifePath Index Funds’/LifePath Index Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	149

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

150	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

blackrock.com    |    877-275-1255 (1-877-ASK-1BLK)

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a LifePath Index Fund unless preceded or accompanied by the LifePath Index Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPindex-12/19-AR

Item 2 –

Code of Ethics – Each registrant (or each, a “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrants’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrants undertake to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Robert M. Hernandez

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Funds:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath Index Retirement Fund	$12,200	$11,000	$0	$400	$8,100	$8,100	$0	$0
BlackRock LifePath Index 2025 Fund	$12,200	$11,000	$0	$400	$8,100	$8,100	$0	$0
BlackRock LifePath Index 2030 Fund	$12,200	$11,100	$0	$400	$8,100	$8,100	$0	$0
BlackRock LifePath Index 2035 Fund	$12,200	$11,100	$0	$400	$8,100	$8,100	$0	$0
BlackRock LifePath Index 2040 Fund	$12,200	$11,100	$0	$400	$8,100	$8,100	$0	$0
BlackRock LifePath Index 2045 Fund	$12,200	$11,100	$0	$400	$8,100	$8,100	$0	$0
BlackRock LifePath Index 2050 Fund	$12,200	$11,100	$0	$400	$8,100	$8,100	$0	$0
BlackRock LifePath Index 2055 Fund	$12,200	$11,100	$0	$400	$8,100	$8,100	$0	$0
BlackRock LifePath Index 2060 Fund	$12,200	$11,100	$0	$400	$8,100	$8,100	$0	$0

BlackRock LifePath Index 2065 Fund	$10,980	N/A	$0	N/A	$12,200	N/A	$0	N/A
LifePath Index Retirement Master Portfolio	$12,900	$12,900	$0	$0	$13,600	$13,600	$0	$0
LifePath Index 2025 Master Portfolio	$12,900	$12,900	$0	$0	$13,600	$13,600	$0	$0
LifePath Index 2030 Master Portfolio	$12,900	$12,900	$0	$0	$13,600	$13,600	$0	$0
LifePath Index 2035 Master Portfolio	$12,900	$12,900	$0	$0	$13,600	$13,600	$0	$0
LifePath Index 2040 Master Portfolio	$12,900	$12,900	$0	$0	$13,600	$13,600	$0	$0
LifePath Index 2045 Master Portfolio	$12,900	$12,900	$0	$0	$13,600	$13,600	$0	$0
LifePath Index 2050 Master Portfolio	$12,900	$12,900	$0	$0	$13,600	$13,600	$0	$0
LifePath Index 2055 Master Portfolio	$12,900	$12,900	$0	$0	$13,600	$13,600	$0	$0
LifePath Index 2060 Master Portfolio	$12,900	$12,900	$0	$0	$13,600	$13,600	$0	$0
LifePath Index 2060 Master Portfolio	$11,610	N/A	$0	N/A	$0	N/A	$0	N/A

The following table presents fees billed by PwC that were required to be approved by each registrant’s audit committee (each a “Committee”) for services that relate directly to the operations or financial reporting of each Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “investment adviser” or “BlackRock”)and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to each Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

[1]

The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

[2]

The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

[3]

Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

Each Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the registrant’s Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by either Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
LifePath Index Retirement Fund	$8,100	$8,500
LifePath Index 2025 Fund	$8,100	$8,500
LifePath Index 2030 Fund	$8,100	$8,500
LifePath Index 2035 Fund	$8,100	$8,500
LifePath Index 2040 Fund	$8,100	$8,500
LifePath Index 2045 Fund	$8,100	$8,500
LifePath Index 2050 Fund	$8,100	$8,500
LifePath Index 2055 Fund	$8,100	$8,500
LlifePath Index 2060 Fund	$8,100	$8,500
LlifePath Index 2065 Fund	$12,200	N/A
LifePath Index Retirement Master Portfolio	$13,600	$13,600
LifePath Index 2025 Master Portfolio	$13,600	$13,600
LifePath Index 2030 Master Portfolio	$13,600	$13,600
LifePath Index 2035 Master Portfolio	$13,600	$13,600
LifePath Index 2040 Master Portfolio	$13,600	$13,600
LifePath Index 2045 Master Portfolio	$13,600	$13,600
LifePath Index 2050 Master Portfolio	$13,600	$13,600
LifePath Index 2055 Master Portfolio	$13,600	$13,600
LifePath Index 2060 Master Portfolio	$13,600	$13,600
LifePath Index 2065 Master Portfolio	$0	N/A

(h) Each Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to the registrants.

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: February 28, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: February 28, 2020